UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 3.1%
Northrop Grumman Corp.	28,687	$6,137,586
Textron, Inc.	78,954	3,138,422
United Technologies Corp.	55,367	5,625,287

		$14,901,295

Airlines – 1.1%
Delta Air Lines, Inc.	51,212	$2,015,704
United Continental Holdings, Inc. (a)	57,754	3,030,352

		$5,046,056

Apparel Manufacturers – 0.3%
PVH Corp.	11,069	$1,223,125

Automotive – 0.8%
General Motors Co.	81,057	$2,575,181
Goodyear Tire & Rubber Co.	32,397	1,046,423

		$3,621,604

Biotechnology – 3.0%
Celgene Corp. (a)	76,038	$7,948,252
Gilead Sciences, Inc.	81,299	6,432,377

		$14,380,629

Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	84,665	$2,672,874

Business Services – 4.5%
Accenture PLC, “A”	28,118	$3,435,176
Cognizant Technology Solutions Corp., “A” (a)	79,486	3,792,277
Fidelity National Information Services, Inc.	7,930	610,848
FleetCor Technologies, Inc. (a)	38,265	6,647,778
Global Payments, Inc.	89,848	6,896,732

		$21,382,811

Cable TV – 2.5%
Charter Communications, Inc., “A” (a)	20,897	$5,641,563
Comcast Corp., “A”	95,568	6,339,981

		$11,981,544

Chemicals – 1.4%
LyondellBasell Industries N.V., “A”	38,681	$3,120,009
Monsanto Co.	35,038	3,580,884

		$6,700,893

Computer Software – 3.2%
Intuit, Inc.	59,831	$6,582,008
Microsoft Corp.	107,249	6,177,542
Salesforce.com, Inc. (a)	32,569	2,323,147

		$15,082,697

Computer Software – Systems – 3.1%
Apple, Inc.	117,683	$13,304,063
NCR Corp. (a)	42,643	1,372,678

		$14,676,741

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 2.1%
Owens Corning	98,078	$5,236,384
Sherwin-Williams Co.	17,168	4,749,699

		$9,986,083

Consumer Products – 2.0%
Estee Lauder Cos., Inc., “A”	29,766	$2,636,077
Procter & Gamble Co.	77,700	6,973,575

		$9,609,652

Electrical Equipment – 0.8%
General Electric Co.	135,906	$4,025,536

Electronics – 2.6%
Broadcom Corp.	35,335	$6,095,994
Intel Corp.	163,513	6,172,616

		$12,268,610

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	14,660	$928,858
EOG Resources, Inc.	75,786	7,329,264
Marathon Petroleum Corp.	66,243	2,688,803
Noble Energy, Inc.	28,843	1,030,849
Occidental Petroleum Corp.	25,471	1,857,345
Rice Energy, Inc. (a)	168,547	4,400,762
Valero Energy Corp.	81,792	4,334,976

		$22,570,857

Energy – Integrated – 0.9%
Exxon Mobil Corp.	49,147	$4,289,550

Food & Beverages – 4.8%
Archer Daniels Midland Co.	174,784	$7,370,641
General Mills, Inc.	14,497	926,068
J.M. Smucker Co.	15,011	2,034,591
Mondelez International, Inc.	170,541	7,486,750
Tyson Foods, Inc., “A”	69,223	5,168,881

		$22,986,931

Food & Drug Stores – 1.6%
CVS Health Corp.	84,342	$7,505,595

Gaming & Lodging – 0.5%
Carnival Corp.	46,597	$2,274,866

General Merchandise – 1.0%
Target Corp.	67,502	$4,636,037

Insurance – 4.4%
Allstate Corp.	14,219	$983,670
Berkshire Hathaway, Inc., “B” (a)	15,316	2,212,703
MetLife, Inc.	153,741	6,830,713
Prudential Financial, Inc.	72,899	5,952,203
Travelers Cos., Inc.	8,273	947,672
Validus Holdings Ltd.	80,368	4,003,934

		$20,930,895

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 4.1%
Alphabet, Inc., “A” (a)	7,342	$5,903,409
Alphabet, Inc., “C” (a)	5,183	4,028,694
Facebook, Inc., “A” (a)	75,748	9,716,196

		$19,648,299

Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	86,541	$7,390,601

Machinery & Tools – 0.9%
Illinois Tool Works, Inc.	27,369	$3,279,901
Ingersoll-Rand Co. Ltd., “A”	16,521	1,122,437

		$4,402,338

Major Banks – 4.4%
Bank of America Corp.	568,359	$8,894,818
JPMorgan Chase & Co.	88,967	5,924,313
Wells Fargo & Co.	136,441	6,041,607

		$20,860,738

Medical & Health Technology & Services – 1.7%
HCA Holdings, Inc. (a)	85,172	$6,441,558
McKesson Corp.	9,630	1,605,803

		$8,047,361

Medical Equipment – 3.2%
Abbott Laboratories	130,862	$5,534,154
Medtronic PLC	105,697	9,132,221
Stryker Corp.	4,745	552,365

		$15,218,740

Network & Telecom – 2.3%
Cisco Systems, Inc.	351,442	$11,147,740

Oil Services – 1.2%
Schlumberger Ltd.	73,897	$5,811,260

Other Banks & Diversified Financials – 2.9%
Citigroup, Inc.	160,346	$7,573,142
Discover Financial Services	112,682	6,372,167

		$13,945,309

Pharmaceuticals – 5.8%
Eli Lilly & Co.	99,012	$7,946,703
Johnson & Johnson	67,774	8,006,143
Merck & Co., Inc.	176,366	11,007,002
Pfizer, Inc.	18,183	615,858

		$27,575,706

Precious Metals & Minerals – 0.5%
Newmont Mining Corp.	61,900	$2,432,051

Railroad & Shipping – 0.9%
Union Pacific Corp.	41,460	$4,043,594

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 2.4%
Digital Realty Trust, Inc., REIT	29,009	$2,817,354
Mid-America Apartment Communities, Inc., REIT	25,290	2,377,007
Public Storage, Inc., REIT	20,187	4,504,527
Store Capital Corp., REIT	56,491	1,664,790

		$11,363,678

Restaurants – 2.5%
Domino’s Pizza, Inc.	40,986	$6,223,724
McDonald’s Corp.	7,396	853,203
Starbucks Corp.	64,500	3,492,030
YUM! Brands, Inc.	13,066	1,186,523

		$11,755,480

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	14,711	$2,211,652

Specialty Stores – 6.8%
Amazon.com, Inc. (a)	18,996	$15,905,541
AutoZone, Inc. (a)	9,737	7,481,327
Gap, Inc.	200,235	4,453,226
Michael Kors Holdings Ltd. (a)	92,804	4,342,299

		$32,182,393

Telephone Services – 2.7%
AT&T, Inc.	39,169	$1,590,653
Verizon Communications, Inc.	213,177	11,080,940

		$12,671,593

Tobacco – 2.2%
Altria Group, Inc.	30,702	$1,941,287
Philip Morris International, Inc.	89,036	8,656,080

		$10,597,367

Utilities – Electric Power – 3.5%
AES Corp.	188,532	$2,422,636
American Electric Power Co., Inc.	81,593	5,239,087
Exelon Corp.	213,902	7,120,798
PPL Corp.	51,031	1,764,142

		$16,546,663

Total Common Stocks		$470,607,444

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,941,592	$1,941,592

Total Investments		$472,549,036

OTHER ASSETS, LESS LIABILITIES – 0.5%		2,504,924

Net Assets – 100.0%		$475,053,960

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$470,607,444	$—	$—	$470,607,444
Mutual Funds	1,941,592	—	—	1,941,592
Total Investments	$472,549,036	$—	$—	$472,549,036

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$399,571,983
Gross unrealized appreciation	82,859,633
Gross unrealized depreciation	(9,882,580)
Net unrealized appreciation (depreciation)	$72,977,053

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,216,382	43,988,069	(43,262,859)	1,941,592

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5	$—	$7,926	$1,941,592

4

QUARTERLY REPORT

September 30, 2016

MFS® CORPORATE

BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 96.6%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$1,041,687

Asset-Backed & Securitized – 0.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040 (z)	$223,483	$162,375
Commercial Mortgage Acceptance Corp., FRN, 2.273%, 9/15/2030 (i)	117,896	19
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	5,449	1,322
Greenwich Capital Commercial Funding Corp., FRN, 5.95%, 7/10/2038	153,002	152,845
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049	1,123,810	1,139,274
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.787%, 7/15/2042 (n)(q)	765,072	195,893
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.179%, 2/18/2030 (i)	117,873	215
Morgan Stanley Capital I, Inc., FRN, 1.241%, 11/15/2030 (i)(n)	692,642	8,116

		$1,660,059

Automotive – 2.8%
Delphi Automotive PLC, 4.25%, 1/15/2026	$1,133,000	$1,234,263
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,483,562
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,239,483
Johnson Controls International PLC, 4.95%, 7/02/2064	294,000	307,193
Lear Corp., 4.75%, 1/15/2023	787,000	817,496
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	908,000	911,512
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,497,300

		$7,490,809

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,428,772

Broadcasting – 1.6%
Omnicom Group, Inc., 3.625%, 5/01/2022	$1,283,000	$1,374,380
Omnicom Group, Inc., 3.6%, 4/15/2026	1,030,000	1,088,591
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	579,705
SES S.A., 3.6%, 4/04/2023 (n)	346,000	352,915
Time Warner, Inc., 5.35%, 12/15/2043	685,000	815,042

		$4,210,633

Brokerage & Asset Managers – 1.2%
CME Group, Inc., 3%, 3/15/2025	$891,000	$935,072
Franklin Resources, Inc., 1.375%, 9/15/2017	374,000	374,641

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$652,000	$677,359
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,158,174

		$3,145,246

Building – 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$905,577
Masco Corp., 4.45%, 4/01/2025	560,000	595,000
Masco Corp., 4.375%, 4/01/2026	476,000	500,990
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,050,130
Owens Corning, 4.2%, 12/15/2022	460,000	494,199

		$3,545,896

Business Services – 2.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,461,102
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,029,563
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	136,155
Fidelity National Information Services, Inc., 5%, 3/15/2022	1,270,000	1,315,395
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	416,000	436,505
Fidelity National Information Services, Inc., 5%, 10/15/2025	775,000	883,782
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,562,820

		$6,825,322

Cable TV – 3.7%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	$886,000	$1,043,513
Comcast Corp., 4.65%, 7/15/2042	628,000	725,719
Comcast Corp., 4.75%, 3/01/2044	720,000	847,138
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	261,000	278,038
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	586,342
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	1,375,000	1,439,625
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	175,525
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	362,708
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	978,745
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	383,735
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	911,317
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	362,220
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,623,031

		$9,717,656

Chemicals – 1.2%
LYB International Finance B.V., 4.875%, 3/15/2044	$676,000	$730,272

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Chemicals – continued
LyondellBasell Industries N.V., 5%, 4/15/2019	$939,000	$1,007,813
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,469,540

		$3,207,625

Computer Software – 0.7%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,182,411
VeriSign, Inc., 4.625%, 5/01/2023	763,000	773,491

		$1,955,902

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$422,603

Conglomerates – 0.6%
General Electric Capital Corp., 5.5%, 1/08/2020	$421,000	$475,691
Roper Industries, Inc., 1.85%, 11/15/2017	1,171,000	1,177,757

		$1,653,448

Consumer Products – 1.6%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,220,901
Mattel, Inc., 1.7%, 3/15/2018	393,000	394,216
Mattel, Inc., 5.45%, 11/01/2041	460,000	496,205
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	589,000	593,104
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	945,000	1,005,920
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	378,000	443,643

		$4,153,989

Consumer Services – 2.5%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$806,501
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,846,366
Service Corp. International, 5.375%, 1/15/2022	170,000	176,800
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,124,240
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,599,385

		$6,553,292

Containers – 2.2%
Ball Corp., 5%, 3/15/2022	$682,000	$734,855
Ball Corp., 4%, 11/15/2023	691,000	696,183
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,109,825
Crown American LLC, 4.5%, 1/15/2023	1,853,000	1,922,488
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,233,375

		$5,696,726

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,358,000	$1,513,718

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$490,930
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	655,377

		$1,146,307

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – 1.9%
Flextronics International Ltd., 4.625%, 2/15/2020	$2,018,000	$2,165,058
Jabil Circuit, Inc., 4.7%, 9/15/2022	399,000	418,304
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	695,000	737,569
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	702,000	767,813
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	378,243
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	233,044
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	268,107

		$4,968,138

Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$465,000	$481,275
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	285,000	294,975

		$776,250

Energy – Independent – 0.5%
EQT Corp., 4.875%, 11/15/2021	$253,000	$277,025
Pioneer Natural Resources Co., 7.5%, 1/15/2020	930,000	1,075,914

		$1,352,939

Energy – Integrated – 0.9%
Exxon Mobil Corp., 2.726%, 3/01/2023	$1,161,000	$1,202,140
Shell International Finance B.V., 3.75%, 9/12/2046	1,300,000	1,283,399

		$2,485,539

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/2017	$435,000	$438,424

Financial Institutions – 2.4%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$238,350
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,900,000	2,016,375
GE Capital International Funding Co., 2.342%, 11/15/2020	1,217,000	1,249,967
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	622,013
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,108,750
Navient Corp., 7.25%, 9/25/2023	1,221,000	1,221,000

		$6,456,455

Food & Beverages – 5.9%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$1,511,000	$1,594,874
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,273,101
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,699,294

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
J.M. Smucker Co., 2.5%, 3/15/2020	$303,000	$310,434
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	945,631
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	357,711
Kraft Heinz Foods Co., 5%, 7/15/2035	415,000	479,252
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,958,246
Molson Coors Brewing Co., 2.1%, 7/15/2021	589,000	594,421
Molson Coors Brewing Co., 4.2%, 7/15/2046	501,000	522,012
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	831,000	916,588
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	1,855,000	2,008,332
SYSCO Corp., 2.5%, 7/15/2021	445,000	454,537
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	663,970
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	433,429
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	522,488

		$15,734,320

Food & Drug Stores – 1.4%
CVS Health Corp., 2.75%, 12/01/2022	$500,000	$514,805
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	1,433,000	1,476,681
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	1,321,000	1,371,354
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	446,000	473,971

		$3,836,811

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$911,439
International Paper Co., 6%, 11/15/2041	860,000	1,016,914
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	140,641

		$2,068,994

Gaming & Lodging – 1.0%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$819,481
Wyndham Worldwide Corp., 4.25%, 3/01/2022	1,227,000	1,304,286
Wyndham Worldwide Corp., 5.1%, 10/01/2025	463,000	506,143

		$2,629,910

Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,093,633
American International Group, Inc., 4.5%, 7/16/2044	917,000	934,096
Unum Group, 4%, 3/15/2024	637,000	657,412

		$2,685,141

Insurance – Health – 1.8%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$518,739
Aetna, Inc., 4.25%, 6/15/2036	381,000	394,619
Anthem, Inc., 1.875%, 1/15/2018	618,000	620,974

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Health – continued
Humana, Inc., 7.2%, 6/15/2018	$1,157,000	$1,266,188
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,962,546

		$4,763,066

Insurance – Property & Casualty – 3.7%
Aon PLC, 4.6%, 6/14/2044	$237,000	$250,794
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	190,000	211,584
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	860,445
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	279,000	265,078
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	351,918
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,783,049
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	990,615
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	689,479
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	1,005,113
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	824,145
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	497,986
XL Group Ltd., 5.75%, 10/01/2021	1,110,000	1,270,575
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	896,000	904,467

		$9,905,248

Major Banks – 6.8%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$573,805
Bank of America Corp., 5.625%, 7/01/2020	185,000	207,673
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,078,979
Bank of America Corp., FRN, 6.1%, 12/29/2049	1,420,000	1,480,350
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	904,000	1,016,737
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	479,100
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	874,776
JPMorgan Chase & Co., 3.25%, 9/23/2022	904,000	948,188
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	703,201
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	1,221,000	1,347,679
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,419,956
Morgan Stanley, 3.125%, 7/27/2026	1,780,000	1,790,643
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,194,639
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,559,133
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,060,944
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,106,000	1,146,093

		$17,881,896

Medical & Health Technology & Services – 3.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$348,000	$377,410

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 4.685%, 12/15/2044	$1,083,000	$1,235,142
DaVita, Inc., 5%, 5/01/2025	575,000	577,156
Fresenius U.S. Finance II, Inc., 6.5%, 9/15/2018 (n)	734,000	796,390
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)	189,000	200,340
HCA, Inc., 4.75%, 5/01/2023	910,000	948,675
HCA, Inc., 5.25%, 6/15/2026	963,000	1,023,188
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	978,914
McKesson Corp., 7.5%, 2/15/2019	120,000	136,069
McKesson Corp., 2.7%, 12/15/2022	158,000	160,797
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	550,794
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,300,950
Universal Health Services, Inc., 5%, 6/01/2026 (n)	334,000	347,778

		$8,633,603

Medical Equipment – 0.9%
Medtronic, Inc., 3.5%, 3/15/2025	$1,061,000	$1,142,555
Medtronic, Inc., 4.375%, 3/15/2035	381,000	431,742
Zimmer Holdings, Inc., 4.45%, 8/15/2045	893,000	914,517

		$2,488,814

Metals & Mining – 1.3%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$314,996
Barrick Gold Corp., 4.1%, 5/01/2023	561,000	604,993
Barrick North America Finance LLC, 4.4%, 5/30/2021	385,000	421,732
Barrick North America Finance LLC, 5.7%, 5/30/2041	320,000	364,141
Barrick North America Finance LLC, 5.75%, 5/01/2043	597,000	700,065
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	696,548
Southern Copper Corp., 6.75%, 4/16/2040	415,000	452,281

		$3,554,756

Midstream – 4.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,437,800
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	1,008,771
Energy Transfer Partners LP, 9.7%, 3/15/2019	213,000	244,376
Energy Transfer Partners LP, 5.15%, 2/01/2043	1,112,000	1,024,471
Enterprise Products Operating LLC, 3.9%, 2/15/2024	406,000	424,650
Enterprise Products Operating LLC, 4.45%, 2/15/2043	473,000	463,225
Enterprise Products Operating LLC, 4.85%, 3/15/2044	362,000	376,209
Enterprise Products Partners LP, 6.3%, 9/15/2017	540,000	564,262

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	$267,000	$282,163
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	562,199
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	419,893
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	306,000	343,541
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	674,993
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	670,000	671,679
ONEOK Partners LP, 2%, 10/01/2017	447,000	447,358
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,566,023
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	142,975
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	289,000	314,107
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (z)	542,000	555,550
Spectra Energy Capital LLC, 8%, 10/01/2019	942,000	1,087,147
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	339,000	342,136

		$12,953,528

Natural Gas – Distribution – 0.8%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,183,908
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	859,865

		$2,043,773

Network & Telecom – 2.3%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$630,436
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,188,773
AT&T, Inc., 5.65%, 2/15/2047	669,000	788,479
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,614,228
Verizon Communications, Inc., 5.05%, 3/15/2034	929,000	1,044,171
Verizon Communications, Inc., 6%, 4/01/2041	690,000	869,211

		$6,135,298

Oils – 2.0%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,148,358
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	814,743
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,590,333
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,759,876

		$5,313,310

Other Banks & Diversified Financials – 2.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$767,103
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	845,098

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 4.4%, 6/10/2025	$646,000	$683,979
Citizens Financial Group, Inc., 4.3%, 12/03/2025	918,000	963,233
Discover Bank, 7%, 4/15/2020	1,097,000	1,251,043
Discover Bank, 3.45%, 7/27/2026	1,389,000	1,397,110
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	318,000	299,642
Macquarie Group Ltd., 3%, 12/03/2018 (n)	273,000	279,260

		$6,486,468

Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$544,626
Equifax, Inc., 3.3%, 12/15/2022	849,000	892,235

		$1,436,861

Pharmaceuticals – 6.3%
Actavis Funding SCS, 3.45%, 3/15/2022	$671,000	$704,441
Actavis Funding SCS, 3.8%, 3/15/2025	470,000	497,426
Actavis, Inc., 1.875%, 10/01/2017	320,000	321,104
Actavis, Inc., 3.25%, 10/01/2022	414,000	429,121
Actavis, Inc., 4.625%, 10/01/2042	347,000	369,634
Biogen, Inc., 3.625%, 9/15/2022	562,000	601,955
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,973,794
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	3,159,000	3,327,760
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,189,000	1,279,988
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,250,000	1,345,403
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	521,116
Mylan, Inc., 2.55%, 3/28/2019	399,000	404,065
Mylan, Inc., 3.125%, 1/15/2023 (n)	500,000	495,708
Shire Acquisitions Investments Ireland Designated Activity, 2.4%, 9/23/2021	2,406,000	2,409,029
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023	927,000	929,379
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	723,000	726,345
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	477,000	474,738

		$16,811,006

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,337,715

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$483,718
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	440,429
CSX Corp., 7.375%, 2/01/2019	365,000	413,142

		$1,337,289

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$707,000	$723,687

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$754,000	$785,543

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Office – continued
Boston Properties LP, REIT, 3.85%, 2/01/2023	$1,131,000	$1,208,826

		$1,994,369

Real Estate – Other – 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$157,000	$167,902
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	401,000	408,575

		$576,477

Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/2025	$748,000	$756,259
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	503,000	504,556
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	1,026,000	1,224,817

		$2,485,632

Restaurants – 0.5%
McDonald’s Corp., 4.875%, 12/09/2045	$1,127,000	$1,307,962

Retailers – 3.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$1,042,000	$1,007,512
Best Buy Co., Inc., 5%, 8/01/2018	935,000	990,699
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	34,333
Gap, Inc., 5.95%, 4/12/2021	1,801,000	1,920,918
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,312,000	1,341,520
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,543,598
L Brands, Inc., 6.875%, 11/01/2035	383,000	417,470
Limited Brands, Inc., 7%, 5/01/2020	1,441,000	1,660,753

		$8,916,803

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$902,656

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT, 4.5%, 1/15/2018	$1,150,000	$1,192,740
American Tower Corp., REIT, 3.5%, 1/31/2023	371,000	386,978
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,069,650
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	532,200
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	371,217
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	556,132
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,096,192
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,754,800

		$6,959,909

Tobacco – 3.0%
Altria Group, Inc., 2.95%, 5/02/2023	$1,400,000	$1,466,203
Altria Group, Inc., 4%, 1/31/2024	231,000	257,931
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,819,000	1,989,988

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – continued
Philip Morris International, Inc., 4.875%, 11/15/2043	$892,000	$1,072,570
Reynolds American, Inc., 2.3%, 8/21/2017	945,000	953,065
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	858,590
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	173,591
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	466,373
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	596,981

		$7,835,292

Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$209,580
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	292,652
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	574,177
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	214,158

		$1,290,567

Utilities – Electric Power – 4.6%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$523,927
American Electric Power Co., Inc., 1.65%, 12/15/2017	487,000	487,918
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	667,007
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,150,900
CMS Energy Corp., 5.05%, 3/15/2022	209,000	238,424

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
DTE Electric Co., 3.7%, 3/15/2045	$223,000	$235,728
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,026,991
EDP Finance B.V., 4.9%, 10/01/2019 (n)	376,000	399,617
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	787,173
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)	330,000	337,708
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)	378,000	391,759
PPL Capital Funding, Inc., 3.1%, 5/15/2026	1,290,000	1,311,286
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	664,982
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,177,442
PSEG Power LLC, 3%, 6/15/2021	1,000,000	1,028,935
Southern Co., 2.95%, 7/01/2023	440,000	454,611
Southern Co., 4.4%, 7/01/2046	829,000	894,489
Waterford 3 Funding Corp., 8.09%, 1/02/2017	293,785	293,781

		$12,072,678

Total Bonds		$255,951,274

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.4% (v)	6,497,660	$6,497,660

Total Investments		$262,448,934

OTHER ASSETS, LESS LIABILITIES – 0.9%		2,473,141

Net Assets – 100.0%		$264,922,075

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,470,502 representing 16.0% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040	3/01/06	$223,483	$162,375
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	542	1,322
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9/06/16	542,000	555,550
Total Restricted Securities			$719,247
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$776,250	$—	$776,250
U.S. Corporate Bonds	—	225,884,121	—	225,884,121
Commercial Mortgage-Backed Securities	—	1,497,684	—	1,497,684
Asset-Backed Securities (including CDOs)	—	162,375	—	162,375
Foreign Bonds	—	27,630,844	—	27,630,844
Mutual Funds	6,497,660	—	—	6,497,660
Total Investments	$6,497,660	$255,951,274	$—	$262,448,934

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$249,546,053
Gross unrealized appreciation	14,287,485
Gross unrealized depreciation	(1,384,604)
Net unrealized appreciation (depreciation)	$12,902,881

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,193,985	59,419,071	(61,115,396)	6,497,660

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$290	$—	$29,207	$6,497,660

8

QUARTERLY REPORT

September 30, 2016

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 3.8%
Honeywell International, Inc.	23,274	$2,713,513
Leidos Holdings, Inc.	13,818	598,043
Northrop Grumman Corp.	8,629	1,846,175
Orbital ATK, Inc.	7,926	604,199
Rockwell Collins, Inc.	6,515	549,475
Textron, Inc.	7,883	313,349
United Technologies Corp.	9,741	989,686

		$7,614,440

Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	5,417	$901,876

Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	40,304	$1,017,676
NIKE, Inc., “B”	31,809	1,674,744
PVH Corp.	7,940	877,370

		$3,569,790

Automotive – 0.8%
Delphi Automotive PLC	13,275	$946,773
Harman International Industries, Inc.	8,938	754,814

		$1,701,587

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (a)	12,913	$1,582,359
Celgene Corp. (a)	19,393	2,027,150

		$3,609,509

Broadcasting – 2.0%
Interpublic Group of Companies, Inc.	37,999	$849,278
Time Warner, Inc.	23,664	1,883,891
Twenty-First Century Fox, Inc.	49,239	1,192,569

		$3,925,738

Brokerage & Asset Managers – 1.2%
Blackstone Group LP	26,142	$667,405
Charles Schwab Corp.	39,859	1,258,349
NASDAQ, Inc.	8,044	543,292

		$2,469,046

Business Services – 2.6%
Amdocs Ltd.	8,090	$468,007
Cognizant Technology Solutions Corp., “A” (a)	16,797	801,385
Fidelity National Information Services, Inc.	16,874	1,299,804
Gartner, Inc. (a)	6,486	573,687
Global Payments, Inc.	13,506	1,036,721
Total System Services, Inc.	6,140	289,501
Travelport Worldwide Ltd.	43,781	658,028

		$5,127,133

Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	8,812	$2,378,976

Chemicals – 2.0%
Agrium, Inc.	5,860	$530,859

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
E.I. du Pont de Nemours & Co.	9,619	$644,184
FMC Corp.	10,450	505,153
Ingevity Corp. (a)	7,655	352,896
Monsanto Co.	9,704	991,749
PPG Industries, Inc.	10,071	1,040,939

		$4,065,780

Computer Software – 3.7%
Adobe Systems, Inc. (a)	19,110	$2,074,199
Akamai Technologies, Inc. (a)	18,883	1,000,610
Microsoft Corp.	26,546	1,529,050
Sabre Corp.	20,094	566,249
Salesforce.com, Inc. (a)	30,919	2,205,452

		$7,375,560

Computer Software – Systems – 2.3%
Apple, Inc.	17,227	$1,947,512
Hewlett Packard Enterprise	41,169	936,595
NCR Corp. (a)	17,377	559,366
SS&C Technologies Holdings, Inc.	33,782	1,086,091

		$4,529,564

Construction – 0.6%
GMS, Inc. (a)	1,326	$29,477
Sherwin-Williams Co.	2,634	728,722
Toll Brothers, Inc. (a)	15,694	468,623

		$1,226,822

Consumer Products – 2.1%
Estee Lauder Cos., Inc., “A”	8,104	$717,690
Newell Brands, Inc.	10,637	560,144
Procter & Gamble Co.	31,396	2,817,791

		$4,095,625

Consumer Services – 1.5%
Nord Anglia Education, Inc. (a)(l)	37,582	$818,536
Priceline Group, Inc. (a)	1,027	1,511,220
ServiceMaster Global Holdings, Inc. (a)	17,361	584,718

		$2,914,474

Containers – 0.5%
Berry Plastics Group, Inc. (a)	13,326	$584,345
Graphic Packaging Holding Co.	32,774	458,508

		$1,042,853

Electrical Equipment – 1.3%
AMETEK, Inc.	25,860	$1,235,591
Johnson Controls International PLC	19,132	890,212
W.W. Grainger, Inc.	1,823	409,883

		$2,535,686

Electronics – 4.8%
Analog Devices, Inc.	21,050	$1,356,673
Broadcom Corp.	23,403	4,037,486
KLA-Tencor Corp.	8,730	608,568

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Mellanox Technologies Ltd. (a)	18,897	$817,295
Texas Instruments, Inc.	38,927	2,731,897

		$9,551,919

Energy – Independent – 2.6%
Concho Resources, Inc. (a)	4,638	$637,029
Energen Corp.	2,787	160,866
EOG Resources, Inc.	10,663	1,031,219
EQT Corp.	2,132	154,826
Hess Corp.	20,061	1,075,671
Noble Energy, Inc.	8,139	290,888
Oasis Petroleum LLC (a)	9,568	109,745
PDC Energy, Inc. (a)	2,260	151,556
Phillips 66	11,084	892,816
Pioneer Natural Resources Co.	3,959	734,988
Range Resources Corp.	1	29

		$5,239,633

Energy – Integrated – 2.2%
Chevron Corp. (s)	41,821	$4,304,217

Engineering – Construction – 0.2%
Team, Inc. (a)	10,115	$330,862

Food & Beverages – 3.3%
Archer Daniels Midland Co.	16,566	$698,588
Freshpet, Inc. (a)(l)	22,529	194,876
J.M. Smucker Co.	15,626	2,117,948
Mead Johnson Nutrition Co., “A”	8,975	709,115
Mondelez International, Inc.	37,191	1,632,685
Monster Worldwide, Inc. (a)	6,739	989,353
Snyders-Lance, Inc.	5,589	187,679

		$6,530,244

Food & Drug Stores – 1.0%
CVS Health Corp.	18,147	$1,614,902
Kroger Co.	12,693	376,728

		$1,991,630

Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	9,161	$616,810

General Merchandise – 1.9%
Costco Wholesale Corp.	11,012	$1,679,440
Dollar Tree, Inc. (a)	12,404	979,048
Five Below, Inc. (a)	12,733	513,013
Target Corp.	10,488	720,316

		$3,891,817

Health Maintenance Organizations – 1.3%
Cigna Corp.	5,793	$754,944
UnitedHealth Group, Inc.	13,698	1,917,720

		$2,672,664

Insurance – 3.3%
American International Group, Inc.	18,431	$1,093,696
Aon PLC	32,023	3,602,267
Chubb Ltd.	15,735	1,977,103

		$6,673,066

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 4.3%
Alphabet, Inc., “A” (a)(s)	5,692	$4,576,710
Alphabet, Inc., “C” (a)	1,923	1,494,729
Facebook, Inc., “A” (a)	13,691	1,756,145
LinkedIn Corp., “A” (a)	1,571	300,250
LogMeIn, Inc.	5,942	537,097

		$8,664,931

Machinery & Tools – 2.4%
Allison Transmission Holdings, Inc.	16,929	$485,524
Illinois Tool Works, Inc.	10,629	1,273,779
IPG Photonics Corp. (a)	7,592	625,201
Roper Technologies, Inc.	9,413	1,717,590
SPX FLOW, Inc. (a)	19,830	613,144

		$4,715,238

Major Banks – 2.4%
Bank of America Corp.	97,760	$1,529,944
Goldman Sachs Group, Inc.	10,675	1,721,557
PNC Financial Services Group, Inc.	17,931	1,615,404

		$4,866,905

Medical & Health Technology & Services – 1.4%
athenahealth, Inc. (a)	2,075	$261,699
Healthcare Services Group, Inc.	4,395	173,954
LifePoint Hospitals, Inc. (a)	6,931	410,523
McKesson Corp.	7,001	1,167,417
MEDNAX, Inc. (a)	5,007	331,714
VCA, Inc. (a)	7,356	514,773

		$2,860,080

Medical Equipment – 4.9%
Abbott Laboratories	35,559	$1,503,790
Cepheid, Inc. (a)	6,673	351,600
CONMED Corp.	7,405	296,644
Danaher Corp.	9,138	716,328
DexCom, Inc. (a)	3,051	267,451
Medtronic PLC	28,499	2,462,314
NxStage Medical, Inc. (a)	11,591	289,659
PerkinElmer, Inc.	11,123	624,112
Steris PLC	4,080	298,248
Stryker Corp.	13,859	1,613,326
Zimmer Biomet Holdings, Inc.	10,264	1,334,525

		$9,757,997

Metals & Mining – 0.2%
First Quantum Minerals Ltd.	18,834	$155,903
Lundin Mining Corp. (a)	76,040	300,810

		$456,713

Natural Gas – Distribution – 0.3%
New Jersey Resources Corp.	10,542	$346,410
Sempra Energy	1,966	210,736

		$557,146

Natural Gas – Pipeline – 0.6%
Cheniere Energy, Inc. (a)	19,204	$837,294
Enterprise Products Partners LP	11,809	326,283

		$1,163,577

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Network & Telecom – 1.3%
Cisco Systems, Inc.	60,202	$1,909,607
Ixia (a)	49,119	613,988

		$2,523,595

Oil Services – 1.3%
Forum Energy Technologies, Inc. (a)	13,528	$268,666
Halliburton Co.	22,541	1,011,640
Oil States International, Inc. (a)	4,912	155,072
Schlumberger Ltd.	11,844	931,412
Superior Energy Services, Inc.	9,738	174,310

		$2,541,100

Other Banks & Diversified Financials – 7.3%
Bank of The Ozarks, Inc.	16,915	$649,536
Citigroup, Inc. (s)	91,720	4,331,936
Discover Financial Services	31,998	1,809,487
EuroDekania Ltd.	151,350	28,053
First Republic Bank	9,827	757,760
Signature Bank (a)	4,678	554,109
Texas Capital Bancshares, Inc. (a)	12,622	693,200
U.S. Bancorp	57,686	2,474,153
Visa, Inc., “A”	29,872	2,470,414
Wintrust Financial Corp.	14,678	815,656

		$14,584,304

Pharmaceuticals – 4.7%
Allergan PLC (a)	9,534	$2,195,776
Eli Lilly & Co.	28,421	2,281,069
Merck & Co., Inc.	47,952	2,992,684
Zoetis, Inc.	38,084	1,980,749

		$9,450,278

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	11,522	$552,826
Waste Connections, Inc.	6,127	457,687

		$1,010,513

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	8,384	$1,280,237
Union Pacific Corp.	17,193	1,676,833

		$2,957,070

Real Estate – 3.7%
Gramercy Property Trust, Inc., REIT	155,634	$1,500,312
Life Storage, Inc., REIT	2,715	241,472
Medical Properties Trust, Inc., REIT	173,090	2,556,539
Store Capital Corp., REIT	18,739	552,238
Sun Communities, Inc., REIT	6,192	485,948
Tanger Factory Outlet Centers, Inc., REIT	38,591	1,503,505
Washington Prime Group, Inc., REIT	36,302	449,419

		$7,289,433

Restaurants – 1.9%
Aramark	37,292	$1,418,215
Domino’s Pizza, Inc.	3,134	475,898
Starbucks Corp.	17,645	955,300
Wingstop, Inc.	5,131	150,338

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – continued
YUM! Brands, Inc.	9,710	$881,765

		$3,881,516

Specialty Chemicals – 0.5%
A. Schulman, Inc.	14,989	$436,480
Air Products & Chemicals, Inc.	2,709	407,271
Albemarle Corp.	1,743	149,009

		$992,760

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	2,398	$2,007,869
AutoZone, Inc. (a)	716	550,131
Express, Inc. (a)	42,647	502,808
Lululemon Athletica, Inc. (a)	5,697	347,403
Ross Stores, Inc.	11,973	769,864
Urban Outfitters, Inc. (a)	27,284	941,844

		$5,119,919

Telecommunications – Wireless – 1.7%
SBA Communications Corp. (a)	29,896	$3,353,135

Telephone Services – 1.0%
Verizon Communications, Inc.	38,730	$2,013,185

Tobacco – 1.2%
Philip Morris International, Inc.	14,967	$1,455,092
Reynolds American, Inc.	20,488	966,009

		$2,421,101

Trucking – 0.3%
Swift Transportation Co. (a)	25,636	$550,405

Utilities – Electric Power – 2.8%
Alliant Energy Corp.	11,215	$429,647
American Electric Power Co., Inc.	6,190	397,460
Calpine Corp. (a)	26,585	336,034
CMS Energy Corp.	12,347	518,697
Dominion Resources, Inc.	11,674	867,028
Exelon Corp.	20,927	696,660
FirstEnergy Corp.	14,965	495,042
NextEra Energy, Inc.	6,882	841,806
Xcel Energy, Inc.	22,683	933,179

		$5,515,553

Total Common Stocks		$198,133,775

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125%	10,432	$875,349

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.4%, (v)	528,650	$528,650

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	57,771	$57,771

Total Investments		$199,595,545

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT	(5,338)	$(502,893)

OTHER ASSETS, LESS LIABILITIES – 0.1%		212,878

Net Assets – 100.0%		$199,305,530

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2016, the fund had cash collateral of $856 and other liquid securities with an aggregate value of $1,100,446 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company REIT

Real	Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$195,437,039	$—	$—	$195,437,039
Canada	2,725,496	—	—	2,725,496
Hong Kong	818,536	—	—	818,536
Cayman Island	—	—	28,053	28,053
Mutual Funds	586,421	—	—	586,421
Total Investments	$199,567,492	$—	$28,053	$199,595,545
Short Sales	$(502,893)	$—	$—	$(502,893)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$54,895
Change in unrealized appreciation (depreciation)	(26,842)
Balance as of 9/30/16	$28,053

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2016 is $(26,842). At September 30, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$165,471,697
Gross unrealized appreciation	39,135,754
Gross unrealized depreciation	(5,011,906)
Net unrealized appreciation (depreciation)	$34,123,848

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	455,874	29,033,343	(28,960,567)	528,650

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(58)	$—	$4,106	$528,650

6

QUARTERLY REPORT

September 30, 2016

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.9%
Airlines – 0.4%
Copa Holdings S.A., “A”	2,264	$199,074

Alcoholic Beverages – 2.2%
AmBev S.A., ADR	110,005	$669,930
China Resources Enterprise Ltd. (a)	194,000	413,880

		$1,083,810

Apparel Manufacturers – 1.8%
Global Brands Group Holding Ltd. (a)	4,476,000	$458,866
Stella International Holdings	264,000	453,112

		$911,978

Automotive – 1.5%
Ford Otomotiv Sanayi A.S.	28,726	$303,767
Kia Motors Corp.	11,052	424,827

		$728,594

Brokerage & Asset Managers – 0.4%
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	15,300	$201,732

Business Services – 2.7%
Cognizant Technology Solutions Corp., “A” (a)	19,284	$920,040
Eurocash S.A.	39,994	444,506

		$1,364,546

Cable TV – 1.6%
Naspers Ltd.	4,597	$795,692

Computer Software – Systems – 4.0%
EPAM Systems, Inc. (a)	7,197	$498,824
Globant S.A. (a)(l)	11,493	484,085
Hon Hai Precision Industry Co. Ltd.	310,545	786,233
Linx S.A.	36,700	218,926

		$1,988,068

Construction – 1.7%
Techtronic Industries Co. Ltd.	217,500	$852,961

Consumer Products – 2.5%
Dabur India Ltd.	110,050	$448,969
Hengan International Group Co. Ltd.	98,500	820,253

		$1,269,222

Consumer Services – 3.0%
51job, Inc., ADR (a)	16,871	$563,154
China Maple Leaf Educational Systems	338,000	315,669
Kroton Educacional S.A.	79,000	359,273
SEEK Ltd.	19,980	238,650

		$1,476,746

Electronics – 12.4%
ASM Pacific Technology Ltd.	62,200	$513,976
Largan Precision Co. Ltd.	5,000	607,507
Samsung Electronics Co. Ltd.	1,604	2,337,745

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	459,258	$2,693,436

		$6,152,664

Energy – Independent – 2.6%
Coal India Ltd.	116,353	$564,892
Gran Tierra Energy, Inc. (a)	151,401	453,528
Ultrapar Participacoes S.A.	11,703	255,712

		$1,274,132

Energy – Integrated – 2.4%
LUKOIL PJSC, ADR	24,365	$1,186,332

Engineering – Construction – 0.4%
Mills Estruturas e Servicos de Engenharia S.A. (a)	140,039	$197,217

Food & Beverages – 3.2%
AVI Ltd.	102,405	$701,108
BRF S.A.	29,554	502,722
Tingyi (Cayman Islands) Holding Corp.	332,000	387,108
Want Want China Holdings Ltd.	8,000	4,980

		$1,595,918

Food & Drug Stores – 1.4%
Clicks Group Ltd.	36,589	$338,973
Dairy Farm International Holdings Ltd.	43,200	306,720
Lenta Ltd. (a)(n)	8,524	69,044

		$714,737

Forest & Paper Products – 0.4%
Fibria Celulose S.A.	26,436	$187,043

Furniture & Appliances – 1.1%
Coway Co. Ltd.	6,460	$559,571

General Merchandise – 1.6%
PriceSmart, Inc.	3,206	$268,535
S.A.C.I. Falabella	51,535	377,862
Walmart de Mexico S.A.B. de C.V.	75,538	165,882

		$812,279

Health Maintenance Organizations – 1.1%
OdontoPrev S.A.	56,306	$223,863
Qualicorp S.A.	56,194	331,412

		$555,275

Insurance – 4.4%
AIA Group Ltd.	135,200	$905,855
BB Seguridade Participacoes S.A.	34,656	318,411
Brasil Insurance Participacoes e Administracao S.A. (a)	3,385	21,442
Cathay Financial Holding Co. Ltd.	309,900	398,302
Samsung Fire & Marine Insurance Co. Ltd.	2,125	539,920

		$2,183,930

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 9.7%
Alibaba Group Holding Ltd., ADR (a)	18,592	$1,966,848
Baidu, Inc., ADR (a)	2,854	519,628
NAVER Corp.	1,163	932,427
Tencent Holdings Ltd.	50,600	1,402,034

		$4,820,937

Machinery & Tools – 0.1%
TK Corp.	5,272	$40,209

Major Banks – 1.3%
Industrial & Commercial Bank of China, “H”	1,056,000	$666,105

Metals & Mining – 1.2%
Grupo Mexico S.A.B. de C.V., “B”	79,163	$193,439
Iluka Resources Ltd.	88,439	426,401

		$619,840

Natural Gas – Distribution – 1.4%
China Resources Gas Group Ltd.	198,000	$680,204

Network & Telecom – 0.7%
VTech Holdings Ltd.	31,900	$364,732

Oil Services – 0.6%
Lamprell PLC (a)	314,939	$281,664

Other Banks & Diversified Financials – 17.8%
Banco Santander Chile, ADR	8,706	$180,127
Bancolombia S.A., ADR	9,801	382,631
China Construction Bank	1,903,670	1,420,852
Credicorp Ltd.	1,693	257,708
E.Sun Financial Holding Co. Ltd.	959,156	546,201
FirstRand Ltd.	102,203	353,772
Grupo Financiero Banorte S.A. de C.V.	41,351	216,845
Grupo Financiero Inbursa S.A. de C.V.	256,931	405,477
Housing Development Finance Corp. Ltd.	72,964	1,532,043
Kasikornbank Co. Ltd.	100,500	546,365
Komercni Banka A.S.	5,080	175,778
Kotak Mahindra Bank Ltd.	77,395	905,731
PT Bank Central Asia Tbk	246,500	297,447
Public Bank Berhad	100,800	483,099
Sberbank of Russia	106,395	246,253
Shinhan Financial Group Co. Ltd.	13,093	479,591
Turkiye Sinai Kalkinma Bankasi A.S.	320,192	142,249
Union National Bank	241,368	262,857

		$8,835,026

Pharmaceuticals – 1.1%
Genomma Lab Internacional S.A., “B” (a)	514,659	$538,289

Real Estate – 2.3%
Aldar Properties PJSC	448,985	$326,379

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	277,876	$185,301
Hang Lung Properties Ltd.	272,000	617,423

		$1,129,103

Restaurants – 0.9%
Alsea S.A.B. de C.V.	47,499	$161,141
Jollibee Foods Corp.	52,540	267,602

		$428,743

Specialty Chemicals – 1.4%
Astra Argo Lestari	319,000	$364,572
PTT Global Chemical PLC	204,200	346,227

		$710,799

Specialty Stores – 1.9%
Dufry AG (a)	7,469	$934,874

Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	24,044	$210,677
PT XL Axiata Tbk (a)	1,121,000	232,478

		$443,155

Tobacco – 1.6%
ITC Ltd.	130,916	$475,687
PT Hanjaya Mandala Sampoerna Tbk	1,055,750	320,534

		$796,221

Trucking – 1.1%
Emergent Capital, Inc.	43,233	$526,483

Utilities – Electric Power – 1.1%
CESC Ltd.	58,615	$539,303

Total Common Stocks		$48,647,208

PREFERRED STOCKS – 0.6%
Forest & Paper Products – 0.6%
Suzano Papel e Celulose S.A.	92,900	$299,082

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.4% (v)	655,884	$655,884

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	236,208	$236,208

Total Investments		$49,838,382

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(158,114)

Net Assets – 100.0%		$49,680,268

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,044, representing 0.1% of net assets.

2

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$3,049,630	$6,111,086	$—	$9,160,716
South Korea	1,491,999	3,822,291	—	5,314,290
Taiwan	546,201	4,485,478	—	5,031,679
Hong Kong	306,720	4,166,925	—	4,473,645
India	—	4,466,625	—	4,466,625
Brazil	3,786,767	—	—	3,786,767
South Africa	2,716,029	—	—	2,716,029
Mexico	1,866,373	—	—	1,866,373
United States	1,687,398	—	—	1,687,398
Other Countries	6,908,782	3,533,986	—	10,442,768
Mutual Funds	892,092	—	—	892,092
Total Investments	$23,251,991	$26,586,391	$—	$49,838,382

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $446,016 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,290,639 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,227,862
Gross unrealized appreciation	9,201,445
Gross unrealized depreciation	(2,590,925)
Net unrealized appreciation (depreciation)	$6,610,520

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	614,094	10,241,665	(10,199,875)	655,884

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(13)	$—	$1,702	$655,884

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

China	18.4%
South Korea	10.7%
Taiwan	10.1%
Hong Kong	9.0%
India	9.0%
Brazil	7.6%
South Africa	5.5%
United States	5.0%
Mexico	3.8%
Other Countries	20.9%

5

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 95.0%
Foreign Bonds – 53.9%
Australia – 1.8%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	1,800,000	$1,631,036
Commonwealth of Australia, 5.75%, 7/15/2022	AUD	1,670,000	1,562,920

			$3,193,956

Belgium – 2.3%
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	800,000	$1,113,309
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	835,000	1,337,538
Kingdom of Belgium, 4%, 3/28/2032	EUR	301,000	515,503
Kingdom of Belgium, 1.9%, 6/22/2038	EUR	200,000	273,779
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	155,000	306,419
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	250,000	319,493
Kingdom of Belgium, 2.15%, 6/22/2066	EUR	100,000	141,874

			$4,007,915

Canada – 2.4%
Government of Canada, 1.5%, 6/01/2023	CAD	2,200,000	$1,758,960
Government of Canada, 2.5%, 6/01/2024	CAD	200,000	171,600
Government of Canada, 1.5%, 6/01/2026	CAD	2,250,000	1,795,953
Government of Canada, 5.75%, 6/01/2033	CAD	267,000	330,675
Government of Canada, 4%, 6/01/2041	CAD	107,000	120,100
Government of Canada, 2.75%, 12/01/2048	CAD	50,000	48,603

			$4,225,891

Denmark – 0.8%
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	6,000,000	$1,049,760
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	425,351

			$1,475,111

France – 4.4%
Republic of France, 2.5%, 10/25/2020	EUR	535,000	$675,571
Republic of France, 6%, 10/25/2025	EUR	2,750,000	4,776,847
Republic of France, 4.75%, 4/25/2035	EUR	456,000	881,045
Republic of France, 4.5%, 4/25/2041	EUR	399,000	810,782
Republic of France, 4%, 4/25/2055	EUR	230,000	488,868
Republic of France, 1.75%, 5/25/2066	EUR	150,000	194,800

			$7,827,913

Germany – 1.9%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	1,300,000	$1,557,021
Federal Republic of Germany, 4%, 1/04/2037	EUR	630,000	1,231,856
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	250,000	434,395

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Germany – continued
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	135,000	$238,525

			$3,461,797

Italy – 6.4%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$3,337,895
Republic of Italy, 5.5%, 9/01/2022	EUR	2,495,000	3,622,563
Republic of Italy, 4.75%, 9/01/2028	EUR	1,800,000	2,770,256
Republic of Italy, 1.65%, 3/01/2032	EUR	550,000	627,295
Republic of Italy, 5%, 9/01/2040	EUR	650,000	1,131,906

			$11,489,915

Japan – 15.3%
Government of Japan, 0.4%, 9/20/2025	JPY	585,000,000	$6,052,605
Government of Japan, 2.2%, 9/20/2027	JPY	633,900,000	7,788,522
Government of Japan, 1.7%, 9/20/2032	JPY	75,000,000	918,305
Government of Japan, 1.5%, 3/20/2034	JPY	466,000,000	5,583,315
Government of Japan, 2.4%, 3/20/2037	JPY	200,600,000	2,765,018
Government of Japan, 1.8%, 3/20/2043	JPY	233,000,000	3,087,236
Government of Japan, 2%, 3/20/2052	JPY	78,900,000	1,158,512

			$27,353,513

Netherlands – 0.5%
Kingdom of the Netherlands, 3.5%, 7/15/2020	EUR	361,000	$469,725
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	129,000	260,835
Kingdom of the Netherlands, 2.75%, 1/15/2047	EUR	100,000	182,586

			$913,146

New Zealand – 3.8%
Government of New Zealand, 6%, 5/15/2021	NZD	2,000,000	$1,715,155
Government of New Zealand, 5.5%, 4/15/2023	NZD	3,331,000	2,934,446
Government of New Zealand, 4.5%, 4/15/2027	NZD	2,520,000	2,213,402

			$6,863,003

Portugal – 2.1%
Republic of Portugal, 4.8%, 6/15/2020	EUR	1,500,000	$1,875,364
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,500,000	1,909,018

			$3,784,382

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Spain – 3.6%
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,192,000	$3,253,422
Kingdom of Spain, 2.75%, 10/31/2024	EUR	1,000,000	1,308,340
Kingdom of Spain, 5.15%, 10/31/2028	EUR	620,000	1,011,089
Kingdom of Spain, 4.7%, 7/30/2041	EUR	475,000	838,541

			$6,411,392

Sweden – 0.2%
Kingdom of Sweden, 1%, 11/12/2026	SEK	3,000,000	$377,772

United Kingdom – 8.4%
HSBC Bank PLC, FRN, 1.457%, 5/15/2018 (n)		$403,000	$403,348
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	2,379,000	3,573,113
United Kingdom Treasury, 1.75%, 9/07/2022	GBP	850,000	1,193,197
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	1,600,000	2,331,991
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	624,000	1,099,665
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	961,000	1,792,131
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	142,000	275,051
United Kingdom Treasury, 4.25%, 12/07/2040	GBP	427,000	866,806
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	636,000	1,145,221
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	626,000	1,335,839
United Kingdom Treasury, 4%, 1/22/2060	GBP	235,000	561,600
United Kingdom Treasury, 3.5%, 7/22/2068	GBP	150,000	343,218

			$14,921,180

Total Foreign Bonds			$96,306,886

U.S. Bonds – 41.1%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.573%, 1/17/2032 (i)(z)		$766,256	$1,019
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)		48,029	185

			$1,204

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 5.05%, 1/01/2017	$48,585	$48,601
Fannie Mae, 5.14%, 1/01/2018	15,302	15,791
Fannie Mae, 5.1%, 3/01/2019	58,190	62,960
Fannie Mae, 5.18%, 3/01/2019	58,287	61,974
Freddie Mac, 1.426%, 8/25/2017	316,579	317,008
Freddie Mac, 3.882%, 11/25/2017	89,000	90,897
Freddie Mac, 5.085%, 3/25/2019	43,000	46,541
Freddie Mac, 3.32%, 2/25/2023	5,000	5,458

		$649,230

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025	$8,651	$9,209
Small Business Administration, 5.09%, 10/01/2025	9,016	9,772
Small Business Administration, 5.21%, 1/01/2026	111,499	121,162
Small Business Administration, 2.22%, 3/01/2033	747,181	757,957

		$898,100

U.S. Treasury Obligations – 40.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$783,000	$1,088,707
U.S. Treasury Bonds, 4.5%, 2/15/2036	250,000	351,836
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,665,400	5,195,562
U.S. Treasury Bonds, 3.625%, 2/15/2044	5,939,000	7,562,247
U.S. Treasury Notes, 4.75%, 8/15/2017	13,315,000	13,785,193
U.S. Treasury Notes, 1.125%, 6/15/2018	3,000,000	3,018,633
U.S. Treasury Notes, 0.875%, 5/15/2019	3,500,000	3,501,778
U.S. Treasury Notes, 3.5%, 5/15/2020	17,162,000	18,667,022
U.S. Treasury Notes, 1.75%, 5/15/2022	11,717,000	12,012,210
U.S. Treasury Notes, 2.25%, 11/15/2025	6,245,000	6,592,378

		$71,775,566

Total U.S. Bonds		$73,324,100

Total Bonds		$169,630,986

MONEY MARKET FUNDS – 4.3%
MFS Institutional Money Market Portfolio, 0.4% (v)	7,678,313	$7,678,313

Total Investments		$177,309,299

OTHER ASSETS, LESS LIABILITIES – 0.7%		1,197,095

Net Assets – 100.0%		$178,506,394

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $403,348 representing 0.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.573%, 1/17/2032	8/25/03-12/02/11	$1,663	$1,019
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	12/11/03-11/30/11	5	185
Total Restricted Securities			$1,204
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CNH	JPMorgan Chase Bank N.A.	12,159,000	5/23/17	$1,806,364	$1,800,327	$6,037
BUY	EUR	Goldman Sachs International	11,291,489	12/09/16	12,691,442	12,721,997	30,555
SELL	GBP	Brown Brothers Harriman	690,000	12/09/16	895,682	895,460	222
SELL	GBP	Merrill Lynch International	2,445,840	12/09/16	3,183,688	3,174,132	9,556
BUY	JPY	JPMorgan Chase Bank N.A.	18,057,000	12/09/16	178,440	178,554	114
BUY	NOK	Deutsche Bank AG	7,420,647	12/09/16	910,096	928,370	18,274
SELL	NZD	Westpac Banking Corp.	12,021,269	12/09/16	8,749,404	8,730,673	18,731
BUY	SEK	Goldman Sachs International	1,842,507	12/09/16	214,365	215,475	1,110

							$84,599

Liability Derivatives
BUY	AUD	UBS AG	1,406,480	12/09/16	$1,075,351	$1,074,862	$(489)
SELL	CAD	Merrill Lynch International	4,965,389	12/09/16	3,764,939	3,786,558	(21,619)
SELL	DKK	Barclays Bank PLC	3,838,482	12/09/16	578,412	580,936	(2,524)
BUY	EUR	JPMorgan Chase Bank N.A.	797,000	12/09/16	899,635	897,971	(1,664)
SELL	EUR	Deutsche Bank AG	676,811	12/15/16	761,788	762,799	(1,011)
SELL	EUR	Morgan Stanley Capital Services, Inc.	932,510	12/09/16	1,049,091	1,050,649	(1,558)
BUY	JPY	Goldman Sachs International	1,396,162,021	12/09/16	13,961,411	13,805,751	(155,660)
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	12/09/16	6,445	6,434	(11)

							$(184,536)

At September 30, 2016, the fund had cash collateral of $100,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$72,673,666	$—	$72,673,666
Non-U.S. Sovereign Debt	—	95,903,538	—	95,903,538
Residential Mortgage-Backed Securities	—	649,230	—	649,230
Commercial Mortgage-Backed Securities	—	1,204	—	1,204
Foreign Bonds	—	403,348	—	403,348
Mutual Funds	7,678,313	—	—	7,678,313
Total Investments	$7,678,313	$169,630,986	$—	$177,309,299

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(99,937)	$—	$(99,937)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$171,837,123
Gross unrealized appreciation	8,231,326
Gross unrealized depreciation	(2,759,150)
Net unrealized appreciation (depreciation)	$5,472,176

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,951,062	79,624,074	(80,896,823)	7,678,313

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$284	$—	$37,342	$7,678,313

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	45.5%
Japan	15.3%
United Kingdom	8.4%
Italy	6.5%
France	4.5%
New Zealand	3.9%
Spain	3.7%
Canada	2.4%
Belgium	2.3%
Other Countries	7.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 2.1%
Rolls-Royce Holdings PLC	56,620	$528,415
United Technologies Corp.	5,680	577,088

		$1,105,503

Alcoholic Beverages – 4.6%
AmBev S.A., ADR	101,024	$615,236
Carlsberg A.S., “B”	5,036	480,205
Diageo PLC	18,178	520,825
Pernod Ricard S.A.	6,853	811,017

		$2,427,283

Apparel Manufacturers – 6.7%
Burberry Group PLC	30,802	$550,552
Compagnie Financiere Richemont S.A.	3,013	183,602
LVMH Moet Hennessy Louis Vuitton S.A.	6,169	1,051,965
NIKE, Inc., “B”	19,275	1,014,829
Samsonite International S.A.	98,400	315,889
VF Corp.	6,703	375,703

		$3,492,540

Broadcasting – 2.1%
Time Warner, Inc.	3,161	$251,647
Twenty-First Century Fox, Inc.	26,392	639,214
Walt Disney Co.	2,228	206,892

		$1,097,753

Brokerage & Asset Managers – 1.7%
Blackstone Group LP	16,984	$433,602
Charles Schwab Corp.	14,635	462,027

		$895,629

Business Services – 12.5%
Accenture PLC, “A”	14,408	$1,760,225
Brenntag AG	5,346	291,894
Cognizant Technology Solutions Corp., “A” (a)	15,249	727,530
Compass Group PLC	35,454	687,008
Equifax, Inc.	4,379	589,326
Experian Group Ltd.	33,233	665,077
Fidelity National Information Services, Inc.	9,368	721,617
Fiserv, Inc. (a)	4,364	434,087
Intertek Group PLC	14,805	669,521

		$6,546,285

Chemicals – 2.7%
LyondellBasell Industries N.V., “A”	2,155	$173,822
Monsanto Co.	6,866	701,705
PPG Industries, Inc.	5,158	533,131

		$1,408,658

Computer Software – 0.5%
Dassault Systems S.A.	2,952	$256,105

Computer Software – Systems – 1.0%
Apple, Inc.	4,791	$541,623

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.3%
Sherwin-Williams Co.	2,548	$704,930

Consumer Products – 6.1%
Colgate-Palmolive Co.	8,476	$628,411
Coty, Inc. (a)	9,372	217,430
Coty, Inc., “A” (l)	3,780	88,830
Estee Lauder Cos., Inc., “A”	3,571	316,248
Hengan International Group Co. Ltd.	32,500	270,642
KOSE Corp.	6,400	655,915
L’Oréal	3,441	649,781
Reckitt Benckiser Group PLC	3,631	341,914

		$3,169,171

Electrical Equipment – 3.9%
Amphenol Corp., “A”	7,953	$516,309
Fortive Corp.	3,190	162,371
Mettler-Toledo International, Inc. (a)	1,707	716,650
Schneider Electric S.A.	2,763	192,623
W.W. Grainger, Inc.	1,921	431,918

		$2,019,871

Electronics – 4.4%
Samsung Electronics Co. Ltd.	230	$335,213
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,015	1,162,879
Texas Instruments, Inc.	11,138	781,665

		$2,279,757

Food & Beverages – 5.3%
Chr. Hansen Holding A.S.	2,568	$152,657
Danone S.A.	10,409	772,319
Mead Johnson Nutrition Co., “A”	9,518	752,017
Nestle S.A.	13,784	1,086,120

		$2,763,113

Food & Drug Stores – 2.1%
CVS Health Corp.	7,364	$655,322
Sundrug Co. Ltd.	5,200	434,774

		$1,090,096

General Merchandise – 1.2%
Dollarama, Inc.	3,822	$298,401
Lojas Renner S.A.	43,790	329,487

		$627,888

Insurance – 1.1%
Aon PLC	4,953	$557,163

Internet – 5.9%
Alibaba Group Holding Ltd., ADR (a)	5,367	$567,775
Alphabet, Inc., “A” (a)	2,188	1,759,283
Baidu, Inc., ADR (a)	1,205	219,394
NAVER Corp.	704	564,427

		$3,110,879

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.8%
Colfax Corp. (a)	12,396	$389,606
Fastenal Co.	6,242	260,791
Schindler Holding AG	1,651	309,637

		$960,034

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	5,098	$359,562

Medical Equipment – 9.0%
Abbott Laboratories	24,332	$1,029,000
Cooper Cos., Inc.	2,331	417,855
Danaher Corp.	5,029	394,223
Dentsply Sirona, Inc.	4,670	277,538
Sonova Holding AG	2,751	389,359
Thermo Fisher Scientific, Inc.	7,944	1,263,573
Waters Corp. (a)	2,612	413,976
Zimmer Biomet Holdings, Inc.	4,020	522,680

		$4,708,204

Oil Services – 0.8%
Schlumberger Ltd.	5,299	$416,713

Other Banks & Diversified Financials – 5.9%
Credicorp Ltd.	2,546	$387,552
HDFC Bank Ltd.	38,251	844,907
Julius Baer Group Ltd.	11,113	452,184
Mastercard, Inc., “A”	4,056	412,779
Visa, Inc., “A”	12,326	1,019,360

		$3,116,782

Pharmaceuticals – 4.0%
Eli Lilly & Co.	8,724	$700,188
Roche Holding AG	3,705	919,099
Zoetis, Inc.	9,491	493,627

		$2,112,914

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 1.3%
Moody’s Corp.	6,430	$696,240

Railroad & Shipping – 1.4%
Union Pacific Corp.	7,456	$727,184

Restaurants – 1.3%
Whitbread PLC	13,574	$688,978

Specialty Chemicals – 4.4%
Croda International PLC	13,397	$604,980
Ecolab, Inc.	7,309	889,651
Linde AG	1,335	226,900
Praxair, Inc.	1,792	216,527
Symrise AG	4,790	350,992

		$2,289,050

Specialty Stores – 2.8%
AutoZone, Inc. (a)	1,067	$819,819
TJX Cos., Inc.	8,664	647,894

		$1,467,713

Total Common Stocks		$51,637,621

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.4% (v)	774,527	$774,527

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	22,539	$22,539

Total Investments		$52,434,687

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(34,353)

Net Assets – 100.0%		$52,400,334

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,801,422	$—	$—	$30,801,422
United Kingdom	5,257,248	—	—	5,257,248
France	3,733,810	—	—	3,733,810
Switzerland	3,340,001	—	—	3,340,001
Taiwan	1,162,879	—	—	1,162,879
Japan	—	1,090,689	—	1,090,689
China	787,169	270,642	—	1,057,811
Brazil	944,723	—	—	944,723
South Korea	564,427	335,213	—	899,640
Other Countries	2,504,491	844,907	—	3,349,398
Mutual Funds	797,066	—	—	797,066
Total Investments	$49,893,236	$2,541,451	$—	$52,434,687

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $12,572,310 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,222,814
Gross unrealized appreciation	13,497,304
Gross unrealized depreciation	(1,285,431)
Net unrealized appreciation (depreciation)	$12,211,873

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	326,287	6,558,539	(6,110,299)	774,527

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8)	$—	$1,351	$774,527

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	60.2%
United Kingdom	10.0%
France	7.1%
Switzerland	6.4%
Taiwan	2.2%
Japan	2.1%
China	2.0%
Brazil	1.8%
South Korea	1.7%
Other Countries	6.5%

4

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 3.0%
Honeywell International, Inc.	11,543	$1,345,798
Northrop Grumman Corp.	4,138	885,325
Rockwell Collins, Inc.	4,232	356,927
United Technologies Corp.	4,893	497,129

		$3,085,179

Alcoholic Beverages – 0.5%
AmBev S.A., ADR	86,822	$528,746

Apparel Manufacturers – 1.4%
LVMH Moet Hennessy Louis Vuitton S.A.	4,109	$700,685
NIKE, Inc., “B”	14,477	762,214

		$1,462,899

Automotive – 1.1%
Delphi Automotive PLC	7,280	$519,210
USS Co. Ltd.	34,100	576,427

		$1,095,637

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	5,610	$687,449
Celgene Corp. (a)	5,062	529,131

		$1,216,580

Broadcasting – 0.9%
Twenty-First Century Fox, Inc.	19,095	$462,481
WPP PLC	20,783	488,653

		$951,134

Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	24,541	$774,759
NASDAQ, Inc.	10,289	694,919

		$1,469,678

Business Services – 4.1%
Accenture PLC, “A”	5,627	$687,451
Cognizant Technology Solutions Corp., “A” (a)	13,371	637,930
Equifax, Inc.	4,159	559,718
Fidelity National Information Services, Inc.	11,457	882,533
Fiserv, Inc. (a)	4,549	452,489
Gartner, Inc. (a)	4,303	380,600
Global Payments, Inc.	8,463	649,620

		$4,250,341

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	5,764	$1,556,107

Chemicals – 2.8%
E.I. du Pont de Nemours & Co.	10,883	$728,835
Monsanto Co.	8,250	843,150
Orica Ltd.	21,497	250,793
PPG Industries, Inc.	10,253	1,059,750

		$2,882,528

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.6%
Adobe Systems, Inc. (a)	8,117	$881,019
Akamai Technologies, Inc. (a)	7,550	400,075
Sabre Corp.	18,075	509,354
Salesforce.com, Inc. (a)	11,953	852,607

		$2,643,055

Computer Software – Systems – 1.9%
Constellation Software, Inc.	1,059	$477,392
Hewlett Packard Enterprise	43,019	978,682
SS&C Technologies Holdings, Inc.	14,849	477,395

		$1,933,469

Conglomerates – 0.4%
CK Hutchison Holdings Ltd.	31,464	$401,443

Construction – 0.6%
Sherwin-Williams Co.	2,167	$599,522

Consumer Products – 3.1%
Hengan International Group Co. Ltd.	40,000	$333,098
L’Oréal	3,794	716,440
Newell Brands, Inc.	14,642	771,048
Procter & Gamble Co.	15,824	1,420,204

		$3,240,790

Consumer Services – 0.6%
Priceline Group, Inc. (a)	430	$632,741

Containers – 0.4%
Berry Plastics Group, Inc. (a)	9,643	$422,846

Electrical Equipment – 2.8%
Fortive Corp.	7,083	$360,525
Johnson Controls International PLC	22,234	1,034,548
Schneider Electric S.A.	14,051	979,566
W.W. Grainger, Inc.	2,537	570,419

		$2,945,058

Electronics – 1.8%
Broadcom Corp.	5,959	$1,028,047
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	527,828
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,751	328,873

		$1,884,748

Energy – Independent – 3.4%
EOG Resources, Inc.	14,421	$1,394,655
EQT Corp.	8,894	645,882
Oil Search Ltd.	131,042	717,040
Pioneer Natural Resources Co.	4,314	800,894

		$3,558,471

Energy – Integrated – 1.9%
BP PLC	213,907	$1,247,649
Suncor Energy, Inc.	24,381	676,822

		$1,924,471

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 3.6%
Danone S.A.	9,315	$691,147
J.M. Smucker Co.	4,688	635,412
Mead Johnson Nutrition Co., “A”	6,298	497,605
Mondelez International, Inc.	16,013	702,971
Nestle S.A.	15,670	1,234,728

		$3,761,863

Food & Drug Stores – 1.4%
CVS Health Corp.	10,170	$905,028
Sundrug Co. Ltd.	6,900	576,912

		$1,481,940

General Merchandise – 1.8%
Costco Wholesale Corp.	5,505	$839,568
Dollar Tree, Inc. (a)	8,581	677,298
Target Corp.	5,465	375,336

		$1,892,202

Health Maintenance Organizations – 0.9%
UnitedHealth Group, Inc.	6,525	$913,500

Insurance – 3.8%
AIA Group Ltd.	153,000	$1,025,117
American International Group, Inc.	15,442	916,328
Aon PLC	9,234	1,038,733
Chubb Ltd.	7,268	913,224

		$3,893,402

Internet – 4.3%
Alibaba Group Holding Ltd., ADR (a)	7,886	$834,260
Alphabet, Inc., “A” (a)(s)	2,162	1,738,378
Alphabet, Inc., “C” (a)	719	558,872
Facebook, Inc., “A” (a)	10,556	1,354,018

		$4,485,528

Machinery & Tools – 2.5%
Kubota Corp.	44,900	$678,729
Roper Technologies, Inc.	4,538	828,049
Schindler Holding AG	3,003	563,198
SPX FLOW, Inc. (a)	16,042	496,019

		$2,565,995

Major Banks – 3.9%
Barclays PLC	267,615	$582,046
BNP Paribas	13,327	685,217
BOC Hong Kong Holdings Ltd.	176,000	597,636
Goldman Sachs Group, Inc.	5,076	818,607
Lloyds TSB Group PLC	716,313	506,469
Sumitomo Mitsui Financial Group, Inc.	26,100	879,647

		$4,069,622

Medical & Health Technology & Services – 0.6%
McKesson Corp.	3,937	$656,495

Medical Equipment – 4.0%
Danaher Corp. (s)	7,277	$570,444
Medtronic PLC	14,104	1,218,586
PerkinElmer, Inc.	12,708	713,046

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Stryker Corp.	7,950	$925,460
Zimmer Biomet Holdings, Inc.	5,038	655,041

		$4,082,577

Metals & Mining – 1.0%
Rio Tinto Ltd.	29,448	$982,661

Natural Gas – Distribution – 1.1%
China Resources Gas Group Ltd.	152,000	$522,177
Engie	38,600	597,952

		$1,120,129

Natural Gas – Pipeline – 1.1%
Enbridge, Inc.	14,268	$627,076
Enterprise Products Partners LP	18,431	509,249

		$1,136,325

Network & Telecom – 1.2%
Cisco Systems, Inc.	39,065	$1,239,142

Oil Services – 0.6%
Schlumberger Ltd.	8,338	$655,700

Other Banks & Diversified Financials – 9.8%
ABN AMRO Group N.V., GDR	25,960	$537,167
Aeon Credit Service Co. Ltd.	27,200	473,909
Citigroup, Inc.	23,084	1,090,257
Credicorp Ltd.	3,118	474,622
Discover Financial Services	9,882	558,827
Element Financial Corp.	41,292	516,799
HDFC Bank Ltd.	48,276	1,066,344
Intesa Sanpaolo S.p.A.	251,316	557,291
Julius Baer Group Ltd.	10,530	428,462
Kasikornbank Co. Ltd.	106,000	576,265
KBC Groep N.V. (a)	11,753	684,165
U.S. Bancorp	21,061	903,306
UBS AG	65,645	893,961
Visa, Inc., “A”	16,338	1,351,153

		$10,112,528

Pharmaceuticals – 4.9%
Allergan PLC (a)	3,068	$706,591
Eli Lilly & Co.	12,225	981,179
Genomma Lab Internacional S.A., “B” (a)	312,667	327,023
Novartis AG	15,200	1,195,347
Roche Holding AG	4,654	1,154,518
Santen Pharmaceutical Co. Ltd.	44,200	651,826

		$5,016,484

Printing & Publishing – 0.7%
RELX N.V.	38,102	$684,616

Railroad & Shipping – 1.1%
Union Pacific Corp.	11,452	$1,116,914

Real Estate – 1.3%
LEG Immobilien AG	7,164	$685,581
Store Capital Corp., REIT	22,321	657,800

		$1,343,381

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.0%
Aramark	22,674	$862,292
Whitbread PLC	11,653	591,474
YUM! Brands, Inc.	7,068	641,845

		$2,095,611

Specialty Chemicals – 1.5%
Akzo Nobel N.V.	8,624	$584,075
LG Chem Ltd.	1,282	281,112
Linde AG	3,950	671,353

		$1,536,540

Specialty Stores – 1.9%
Amazon.com, Inc. (a)	1,108	$927,739
Dufry AG (a)	2,864	358,479
Urban Outfitters, Inc. (a)	19,689	679,664

		$1,965,882

Telecommunications – Wireless – 2.7%
KDDI Corp.	42,800	$1,314,748
SBA Communications Corp. (a)	10,790	1,210,206
Vodafone Group PLC	108,978	313,226

		$2,838,180

Telephone Services – 0.9%
BT Group PLC	58,369	$294,336
Hellenic Telecommunications Organization S.A.	33,031	289,422
TDC A.S. (a)	53,980	317,467

		$901,225

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Tobacco – 1.1%
Japan Tobacco, Inc.	14,400	$588,313
Reynolds American, Inc.	11,044	520,725

		$1,109,038

Utilities – Electric Power – 2.2%
CMS Energy Corp. (s)	24,816	$1,042,518
Enel S.p.A.	133,565	595,359
NextEra Energy, Inc.	5,353	654,779

		$2,292,656

Total Common Stocks		$102,635,579

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.4% (v)	342,833	$342,833

Total Investments		$102,978,412

OTHER ASSETS, LESS LIABILITIES – 0.3%		356,537

Net Assets – 100.0%		$103,334,949

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2016, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2016, the fund had cash collateral of $10,972 and other liquid securities with an aggregate value of $549,230 to cover any commitments for securities sold short. At September 30, 2016, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$64,991,888	$—	$—	$64,991,888
Switzerland	5,828,694	—	—	5,828,694
Japan	1,314,748	4,425,764	—	5,740,512
United Kingdom	5,006,514	—	—	5,006,514
France	4,371,008	—	—	4,371,008
Canada	2,298,089	—	—	2,298,089
Hong Kong	—	2,024,195	—	2,024,195
Netherlands	1,805,858	—	—	1,805,858
China	834,260	855,275	—	1,689,535
Other Countries	5,741,015	3,138,271	—	8,879,286
Mutual Funds	342,833	—	—	342,833
Total Investments	$92,534,907	$10,443,505	$—	$102,978,412

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $717,040 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $17,495,206 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$92,413,533
Gross unrealized appreciation	16,417,180
Gross unrealized depreciation	(5,852,301)
Net unrealized appreciation (depreciation)	$10,564,879

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	110,139	14,123,117	(13,890,423)	342,833

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6	$—	$1,721	$342,833

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	63.6%
Switzerland	5.6%
Japan	5.6%
United Kingdom	4.8%
France	4.2%
Canada	2.2%
Hong Kong	2.0%
Netherlands	1.7%
China	1.6%
Other Countries	8.7%

5

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 33.5%
Aerospace – 1.1%
Cobham PLC	233,292	$507,096
Honeywell International, Inc.	26,824	3,127,410
Lockheed Martin Corp.	12,143	2,910,920
Northrop Grumman Corp.	2,484	531,452
United Technologies Corp.	19,640	1,995,424

		$9,072,302

Airlines – 0.1%
Air Canada (a)	47,983	$387,682
Copa Holdings S.A., “A”	4,020	353,479

		$741,161

Alcoholic Beverages – 0.6%
AmBev S.A., ADR	52,729	$321,120
Heineken N.V.	28,852	2,538,096
Pernod Ricard S.A.	20,293	2,401,572

		$5,260,788

Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	13,018	$793,274
Li & Fung Ltd.	888,000	457,600

		$1,250,874

Automotive – 0.5%
Delphi Automotive PLC	12,596	$898,347
General Motors Co.	37,109	1,178,953
Magna International, Inc. (l)	31,120	1,335,934
USS Co. Ltd.	29,200	493,598

		$3,906,832

Broadcasting – 0.4%
Omnicom Group, Inc.	24,356	$2,070,260
ProSiebenSat.1 Media AG	13,765	589,446
Time Warner, Inc.	13,381	1,065,261

		$3,724,967

Brokerage & Asset Managers – 0.3%
BlackRock, Inc.	4,086	$1,481,012
Daiwa Securities Group, Inc.	78,000	439,240
Franklin Resources, Inc.	15,914	566,061

		$2,486,313

Business Services – 2.0%
Accenture PLC, “A”	32,391	$3,957,208
Amadeus IT Holding S.A.	38,860	1,941,265
Bunzl PLC	50,065	1,479,531
Compass Group PLC	121,114	2,346,878
Fidelity National Information Services, Inc.	7,170	552,305
Global Payments, Inc.	28,926	2,220,360
Nomura Research, Inc.	49,500	1,708,107
Secom Co. Ltd.	17,800	1,328,357
SGS S.A.	498	1,114,925

		$16,648,936

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 0.4%
Charter Communications, Inc., “A” (a)	3,624	$978,371
Comcast Corp., “A”	39,814	2,641,261

		$3,619,632

Chemicals – 1.3%
3M Co. (s)	24,591	$4,333,672
Givaudan S.A.	684	1,391,938
LyondellBasell Industries N.V., “A”	8,253	665,687
Monsanto Co.	5,424	554,333
Orica Ltd.	48,257	562,986
PPG Industries, Inc.	27,460	2,838,266
Yara International A.S.A.	14,109	468,735

		$10,815,617

Computer Software – 0.3%
Cadence Design Systems, Inc. (a)	68,597	$1,751,281
Oracle Corp.	26,468	1,039,663

		$2,790,944

Computer Software – Systems – 0.3%
Hon Hai Precision Industry Co. Ltd.	380,900	$964,357
International Business Machines Corp.	11,347	1,802,471

		$2,766,828

Construction – 0.3%
Geberit AG	2,090	$915,168
Owens Corning	19,374	1,034,378
Stanley Black & Decker, Inc.	3,980	489,460

		$2,439,006

Consumer Products – 1.4%
Kao Corp.	57,000	$3,210,579
Kobayashi Pharmaceutical Co. Ltd.	23,200	1,209,600
KOSE Corp.	5,100	522,682
Procter & Gamble Co.	31,197	2,799,931
Reckitt Benckiser Group PLC	23,269	2,191,131
Svenska Cellulosa Aktiebolaget	66,678	1,980,412

		$11,914,335

Containers – 0.3%
Brambles Ltd.	223,197	$2,052,334
Crown Holdings, Inc. (a)	7,364	420,411

		$2,472,745

Electrical Equipment – 1.2%
IMI PLC	34,515	$480,471
Johnson Controls International PLC	51,839	2,412,069
Legrand S.A.	19,816	1,168,220
OMRON Corp.	24,100	865,972
Pentair PLC	7,157	459,766
Schneider Electric S.A.	18,409	1,283,385
Siemens AG	21,880	2,561,120
Spectris PLC	23,547	600,642

		$9,831,645

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 2.1%
Analog Devices, Inc.	26,911	$1,734,414
Halma PLC	65,973	897,009
Hirose Electric Co. Ltd.	7,200	946,356
Intel Corp.	30,587	1,154,659
NVIDIA Corp.	28,020	1,919,930
Samsung Electronics Co. Ltd.	1,229	1,791,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168,592	5,157,229
Texas Instruments, Inc.	51,696	3,628,025

		$17,228,824

Energy – Independent – 0.6%
Cairn Energy PLC (a)	109,675	$267,252
EOG Resources, Inc.	2,058	199,029
Galp Energia SGPS S.A., “B”	39,167	535,238
Occidental Petroleum Corp.	14,074	1,026,276
Rice Energy, Inc. (a)	34,245	894,137
Valero Energy Corp.	41,550	2,202,150

		$5,124,082

Energy – Integrated – 1.3%
BP PLC	241,935	$1,411,128
Chevron Corp.	11,090	1,141,383
China Petroleum & Chemical Corp.	1,820,000	1,338,865
Exxon Mobil Corp.	40,800	3,561,024
LUKOIL PJSC, ADR	14,237	693,200
OAO Gazprom, ADR	111,562	469,676
Royal Dutch Shell PLC, “A”	17,347	430,350
Suncor Energy, Inc.	26,189	727,012
TOTAL S.A.	16,097	762,541

		$10,535,179

Engineering – Construction – 0.1%
VINCI S.A.	15,452	$1,182,427

Food & Beverages – 1.7%
Bunge Ltd.	10,592	$627,364
Danone S.A.	31,754	2,356,059
General Mills, Inc.	61,401	3,922,296
J.M. Smucker Co.	4,912	665,772
Marine Harvest	45,889	821,394
Nestle S.A.	58,443	4,605,056
Tyson Foods, Inc., “A”	14,932	1,114,972

		$14,112,913

Food & Drug Stores – 0.5%
CVS Health Corp.	31,779	$2,828,013
Lawson, Inc.	7,000	551,558
Wesfarmers Ltd.	13,492	456,460

		$3,836,031

Gaming & Lodging – 0.0%
Sands China Ltd.	86,800	$380,221

General Merchandise – 0.2%
Target Corp.	29,596	$2,032,653

Health Maintenance Organizations – 0.1%
Cigna Corp.	6,318	$823,362

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 2.1%
Aon PLC	16,657	$1,873,746
Chubb Ltd.	10,584	1,329,880
Fairfax Financial Holdings Ltd.	4,452	2,608,591
Hiscox Ltd.	48,042	648,849
MetLife, Inc.	60,689	2,696,412
Prudential Financial, Inc.	24,243	1,979,441
Swiss Re Ltd.	15,264	1,377,138
Travelers Cos., Inc.	23,522	2,694,445
Validus Holdings Ltd.	14,949	744,759
Zurich Insurance Group AG	7,644	1,967,061

		$17,920,322

Internet – 0.1%
Facebook, Inc., “A” (a)	3,942	$505,640

Machinery & Tools – 0.2%
Illinois Tool Works, Inc.	10,271	$1,230,877

Major Banks – 1.8%
Bank of New York Mellon Corp.	42,357	$1,689,197
BNP Paribas	6,927	356,157
BOC Hong Kong Holdings Ltd.	470,500	1,597,657
Canadian Imperial Bank of Commerce	3,701	286,979
Goldman Sachs Group, Inc.	7,952	1,282,419
JPMorgan Chase & Co.	54,948	3,658,987
PNC Financial Services Group, Inc.	5,445	490,540
Royal Bank of Canada	5,789	358,686
State Street Corp.	20,267	1,411,191
Sumitomo Mitsui Financial Group, Inc.	12,200	411,176
Toronto-Dominion Bank	13,757	610,700
Wells Fargo & Co.	68,184	3,019,188

		$15,172,877

Medical & Health Technology & Services – 0.1%
HCA Holdings, Inc. (a)	5,626	$425,494

Medical Equipment – 0.7%
Abbott Laboratories	34,348	$1,452,577
Danaher Corp.	15,455	1,211,517
Medtronic PLC	29,847	2,578,781
St. Jude Medical, Inc.	11,564	922,345

		$6,165,220

Metals & Mining – 0.2%
Rio Tinto Ltd.	48,808	$1,628,692

Natural Gas – Distribution – 0.2%
Engie	105,200	$1,629,652

Network & Telecom – 0.3%
Cisco Systems, Inc.	34,889	$1,106,679
LM Ericsson Telephone Co., “B”	160,417	1,158,418

		$2,265,097

Oil Services – 0.4%
Schlumberger Ltd.	20,815	$1,636,892
Technip	23,893	1,467,353

		$3,104,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.6%
Agricultural Bank of China Ltd., “H”	755,000	$325,691
American Express Co.	12,559	804,278
China Construction Bank	1,805,000	1,347,208
DBS Group Holdings Ltd.	115,600	1,312,303
DnB NOR A.S.A.	60,353	790,403
Hachijuni Bank Ltd.	44,000	229,448
ING Groep N.V.	114,322	1,411,375
North Pacific Bank Ltd.	37,500	133,259
Svenska Handelsbanken AB, “A”	175,853	2,416,780
U.S. Bancorp	51,638	2,214,754
UBS AG	161,473	2,198,958

		$13,184,457

Pharmaceuticals – 3.0%
Bayer AG	25,989	$2,610,884
Bristol-Myers Squibb Co.	6,261	337,593
Eli Lilly & Co.	27,456	2,203,619
Johnson & Johnson (s)	43,705	5,162,872
Merck & Co., Inc.	66,894	4,174,855
Novartis AG	50,810	3,995,763
Pfizer, Inc.	89,342	3,026,014
Roche Holding AG	11,323	2,808,897
Santen Pharmaceutical Co. Ltd.	60,800	896,630

		$25,217,127

Printing & Publishing – 0.2%
Moody’s Corp.	6,037	$653,686
RELX N.V.	33,091	594,578

		$1,248,264

Railroad & Shipping – 0.1%
Canadian National Railway Co.	8,081	$528,497
Union Pacific Corp.	5,713	557,189

		$1,085,686

Real Estate – 0.4%
Deutsche Wohnen AG	94,976	$3,451,995
Medical Properties Trust, Inc., REIT	18,767	277,189

		$3,729,184

Restaurants – 0.0%
Greggs PLC	15,601	$205,043

Specialty Chemicals – 0.1%
PTT Global Chemical PLC	655,400	$1,111,248

Specialty Stores – 0.3%
Esprit Holdings Ltd. (a)	298,900	$243,137
Gap, Inc.	85,076	1,892,090
Just Eat PLC (a)	82,155	570,760

		$2,705,987

Telecommunications – Wireless – 0.7%
KDDI Corp.	144,700	$4,444,953
Vodafone Group PLC	358,067	1,029,160

		$5,474,113

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Telephone Services – 0.9%
AT&T, Inc.		10,496	$426,243
BT Group PLC		361,669	1,823,777
Nippon Television Holdings, Inc.		16,100	735,293
TDC A.S. (a)		135,296	795,703
Verizon Communications, Inc.		78,452	4,077,935

			$7,858,951

Tobacco – 1.8%
Altria Group, Inc.		55,034	$3,479,800
British American Tobacco PLC		36,085	2,305,837
Imperial Tobacco Group PLC		9,581	493,445
Japan Tobacco, Inc.		61,300	2,504,415
Philip Morris International, Inc. (s)		58,329	5,670,745
Reynolds American, Inc.		16,720	788,348

			$15,242,590

Trucking – 0.5%
United Parcel Service, Inc., “B”		13,801	$1,509,277
Yamato Holdings Co. Ltd.		97,100	2,259,996

			$3,769,273

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.		32,335	$2,076,230
Korea Electric Power Corp.		15,488	758,478
SSE PLC		52,598	1,068,982
Xcel Energy, Inc.		10,999	452,499

			$4,356,189

Total Common Stocks			$280,234,845

BONDS – 57.0%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$809,360

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$547,132

Apparel Manufacturers – 0.0%
Christian Dior SE, 0.75%, 6/24/2021	EUR	300,000	$341,814

Asset-Backed & Securitized – 2.6%
Cent LP, 2013-17A, “A1”, CLO, FRN, 2.056%, 1/30/2025 (n)		$1,367,000	$1,364,020
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.674%, 3/15/2028 (n)		1,832,000	1,847,564
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)		1,356,000	1,363,321
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		745,630	748,813
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.78%, 7/15/2025 (n)		1,757,000	1,743,255
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		260,084	259,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		$136,682	$136,681
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.864%, 4/25/2025 (n)		1,595,000	1,587,305
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,745,000	1,746,845
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,762,333
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049		2,172,314	2,202,208
Merrill Lynch Mortgage Trust, FRN, 6.007%, 6/12/2050		3,197,161	3,251,793
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,439,374

			$21,453,451

Automotive – 0.8%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$668,759
Delphi Automotive PLC, 4.25%, 1/15/2026		$882,000	960,830
Delphi Automotive PLC, 1.6%, 9/15/2028	EUR	210,000	239,766
Ferrari N.V., 1.5%, 3/16/2023	EUR	600,000	691,291
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,050,000	1,232,595
General Motors Co., 6.6%, 4/01/2036		$794,000	955,327
RCI Banque S.A., 1%, 5/17/2023	EUR	200,000	230,087
Valeo S.A., 1.625%, 3/18/2026	EUR	300,000	363,195
Volkswagen International Finance N.V., 3.75%, 3/29/2049	EUR	550,000	631,298
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	459,450

			$6,432,598

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$459,588

Broadcasting – 0.3%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	525,000	$580,281
Omnicom Group, Inc., 3.65%, 11/01/2024		$357,000	379,365
Omnicom Group, Inc., 3.6%, 4/15/2026		758,000	801,118
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	865,362

			$2,626,126

Issuer	Shares/Par		Value ($)
BONDS – continued
Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,049,464
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	525,680
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	899,479
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	704,399

			$3,179,022

Building – 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	$390,996
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	825,000	984,108
Owens Corning, 4.2%, 12/15/2022		$281,000	301,891

			$1,676,995

Business Services – 0.7%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$975,091
Fidelity National Information Services, Inc., 5%, 3/15/2022		717,000	742,628
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		658,000	702,922
Fidelity National Information Services, Inc., 5%, 10/15/2025		386,000	440,181
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	750,555
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		379,000	379,087
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,470,000	1,568,918

			$5,559,382

Cable TV – 0.9%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$1,140,000	$1,342,669
Comcast Corp., 2.75%, 3/01/2023		2,015,000	2,087,925
Comcast Corp., 4.65%, 7/15/2042		512,000	591,669
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	501,462
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	898,787
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	563,109
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	875,664
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	555,217
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	152,145

			$7,568,647

Chemicals – 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (z)		$727,000	$729,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Chemicals – continued
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	570,000	$688,809
LyondellBasell Industries N.V., 5%, 4/15/2019		$903,000	969,175

			$2,387,607

Computer Software – Systems – 0.3%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,653,141
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	476,650

			$2,129,791

Consumer Products – 0.1%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$294,000	$345,055
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		577,000	620,324

			$965,379

Consumer Services – 0.2%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	$375,047
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,076,397

			$1,451,444

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$520,266

Electronics – 0.2%
Flextronics International Ltd., 4.625%, 2/15/2020		$264,000	$283,238
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	791,739
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	986,414

			$2,061,391

Emerging Market Quasi-Sovereign – 0.9%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,489,000	$1,547,668
Comision Federal de Electricidad, 4.875%, 1/15/2024		669,000	702,450
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,570,000	1,778,681
Petroleos Mexicanos, 5.5%, 1/21/2021		664,000	702,180
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,180,000	2,406,489

			$7,137,468

Emerging Market Sovereign – 0.1%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	$599,644
United Mexican States, 1.625%, 3/06/2024	EUR	275,000	319,431

			$919,075

Issuer	Shares/Par		Value ($)
BONDS – continued
Energy – Integrated – 0.1%
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	400,000	$434,053

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$985,159

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$937,384

Food & Beverages – 1.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$472,575
Anheuser-Busch InBev Worldwide, Inc., 0.875%, 3/17/2022	EUR	200,000	232,794
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,130,000	1,192,725
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,479,000	1,700,514
Coca-Cola Co., 0.75%, 3/09/2023	EUR	425,000	495,387
Coca-Cola Co., 1.1%, 9/02/2036	EUR	110,000	123,613
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	718,287
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	750,000	888,244
J.M. Smucker Co., 2.5%, 3/15/2020		$1,515,000	1,552,169
J.M. Smucker Co., 4.375%, 3/15/2045		272,000	300,301
Kraft Heinz Foods Co., 3.5%, 7/15/2022		1,419,000	1,507,944
Kraft Heinz Foods Co., 3%, 6/01/2026		487,000	490,885
Kraft Heinz Foods Co., 5%, 7/15/2035		308,000	355,686
Mead Johnson Nutrition Co., 3%, 11/15/2020		800,000	833,210
PepsiCo, Inc., 0.875%, 7/18/2028	EUR	280,000	319,243
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$342,000	370,269
SYSCO Corp., 2.5%, 7/15/2021		882,000	900,902
Tyson Foods, Inc., 5.15%, 8/15/2044		239,000	281,493
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	423,164

			$13,159,405

Food & Drug Stores – 0.6%
CVS Health Corp., 2.125%, 6/01/2021		$1,235,000	$1,247,535
CVS Health Corp., 3.375%, 8/12/2024		820,000	867,825
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,199,481
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	400,000	548,353
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$917,000	994,158

			$4,857,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,090,000	$1,232,592

Gaming & Lodging – 0.3%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	660,000	$970,134
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$742,000	749,759
Wyndham Worldwide Corp., 5.625%, 3/01/2021		400,000	448,712

			$2,168,605

Insurance – 0.6%
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	300,000	$327,582
American International Group, Inc., 4.875%, 6/01/2022		$887,000	998,002
American International Group, Inc., 1.5%, 6/08/2023	EUR	410,000	481,486
American International Group, Inc., 3.75%, 7/10/2025		$1,038,000	1,088,702
Aviva PLC, 3.375%, 12/04/2045	EUR	470,000	520,562
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	600,000	748,335
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	650,000	872,919
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	411,385

			$5,448,973

Insurance – Health – 0.2%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$867,968
Aetna, Inc., 4.25%, 6/15/2036		638,000	660,806

			$1,528,774

Insurance – Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$660,922
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	590,000	739,941
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	400,000	459,715
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$400,000	463,386
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		1,010,000	959,601
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	273,942
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	907,636
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	242,100
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$244,000	254,164
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		505,000	513,550

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	400,000	$584,983

			$6,059,940

International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	400,000	$459,755
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	500,000	650,505
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	600,000	770,824
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	750,115
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,343,515
Statoil A.S.A., FRN, 1.107%, 5/15/2018		759,000	758,410
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,947,556

			$7,680,680

International Market Sovereign – 21.1%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	11,189,000	$10,138,704
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,208,000	1,104,214
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	2,100,000	2,746,831
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	700,000	1,449,642
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,661,000	2,886,122
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	3,987,154
Government of Canada, 2.5%, 6/01/2024	CAD	4,932,000	4,231,644
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	2,974,840
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,170,693
Government of Japan, 2.1%, 9/20/2024	JPY	16,250,000	189,786
Government of Japan, 0.4%, 9/20/2025	JPY	262,000,000	2,710,740
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	384,917
Government of Japan, 2.2%, 9/20/2027	JPY	1,104,450,000	13,570,015
Government of Japan, 1.7%, 9/20/2032	JPY	312,000,000	3,820,150
Government of Japan, 1.5%, 3/20/2034	JPY	1,428,000,000	17,109,385
Government of Japan, 2.4%, 3/20/2037	JPY	321,000,000	4,424,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	$7,544,515
Government of Japan, 2%, 3/20/2052	JPY	175,000,000	2,569,577
Government of New Zealand, 5.5%, 4/15/2023	NZD	11,375,000	10,020,810
Kingdom of Belgium, 4%, 3/28/2032	EUR	4,613,000	7,900,390
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	14,845,000	2,597,280
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,941,735
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,115,000	3,449,118
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,549,000	4,643,318
Republic of Austria, 1.75%, 10/20/2023	EUR	1,673,000	2,158,644
Republic of France, 1.75%, 5/25/2023	EUR	3,148,000	4,020,289
Republic of France, 6%, 10/25/2025	EUR	3,951,000	6,863,026
Republic of France, 4.75%, 4/25/2035	EUR	1,505,000	2,907,835
Republic of France, 4.5%, 4/25/2041	EUR	1,777,000	3,610,927
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	78,804
Republic of Italy, 3.75%, 3/01/2021	EUR	8,531,000	11,084,306
Republic of Italy, 5.5%, 9/01/2022	EUR	9,138,000	13,267,728
United Kingdom Treasury, 5%, 3/07/2018	GBP	2,069,000	2,870,280
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,649,000	2,906,006
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,112,000	2,073,725
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,093,000	4,054,096
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,103,000	3,786,793
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,705,009
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	822,087

			$176,775,715

Local Authorities – 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	489,000	$375,113
Province of Manitoba, 4.15%, 6/03/2020	CAD	430,000	363,695

			$738,808

Major Banks – 2.5%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$760,000	$763,040
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	450,000	651,489

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 1.75%, 6/05/2018		$750,000	$754,337
Bank of America Corp., 7.625%, 6/01/2019		690,000	791,850
Bank of America Corp., 2.625%, 4/19/2021		972,000	987,465
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	717,706
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	350,000	476,283
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	511,458
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,370,944
Goldman Sachs Group Inc., 1.625%, 7/27/2026	EUR	550,000	626,441
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$530,000	538,181
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,726,047
HSBC Bank PLC, FRN, 1.457%, 5/15/2018 (n)		1,833,000	1,834,584
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,579,000	1,711,537
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		761,000	839,954
Morgan Stanley, 2.2%, 12/07/2018		751,000	758,858
Morgan Stanley, 2.5%, 4/21/2021		650,000	658,127
Morgan Stanley, 5.5%, 7/28/2021		850,000	969,448
Morgan Stanley, 3.95%, 4/23/2027		636,000	660,581
Nationwide Building Society, 0.5%, 10/29/2019	EUR	500,000	567,471
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	550,156
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	900,622
PNC Financial Services Group, Inc., FRN, 6.75%, 7/29/2049		510,000	570,563
Wells Fargo & Co., 4.1%, 6/03/2026		760,000	806,317

			$20,743,459

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$1,339,000	$1,452,162
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,067,472
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		541,000	588,436
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	931,952

			$4,040,022

Medical Equipment – 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$1,995,433
Zimmer Holdings, Inc., 4.25%, 8/15/2035		722,000	732,687

			$2,728,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Metals & Mining – 0.5%
Barrick Gold Corp., 4.1%, 5/01/2023		$125,000	$134,802
Barrick North America Finance LLC, 5.7%, 5/30/2041		218,000	248,071
Barrick North America Finance LLC, 5.75%, 5/01/2043		685,000	803,257
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	557,935
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	357,251
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	846,420
Glencore Funding LLC, 4.625%, 4/29/2024		$670,000	682,730
Southern Copper Corp., 5.25%, 11/08/2042		754,000	712,733

			$4,343,199

Midstream – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$737,199
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,493,000	1,544,713
Energy Transfer Partners LP, 3.6%, 2/01/2023		745,000	733,193
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,250,454
Enterprise Products Operating LLC, 3.9%, 2/15/2024		513,000	536,566
Enterprise Products Operating LLC, 4.85%, 3/15/2044		231,000	240,067
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		967,000	969,423
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	793,000	623,061

			$6,634,676

Mortgage-Backed – 5.3%
Fannie Mae, 5.05%, 1/01/2017		$449,863	$450,007
Fannie Mae, 5.323%, 6/01/2018		439,594	459,659
Fannie Mae, 3.828%, 7/01/2018		1,133,191	1,177,718
Fannie Mae, 4.57%, 5/01/2019		221,303	236,960
Fannie Mae, 4.6%, 9/01/2019		582,609	627,931
Fannie Mae, 4.45%, 10/01/2019		406,262	437,951
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		3,820,540	4,273,674
Fannie Mae, 4.5%, 7/01/2023 - 6/01/2044		8,037,876	8,827,544
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		6,260,757	6,741,271
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		312,391	353,851
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		525,478	603,324
Fannie Mae, 3.5%, 5/01/2043		2,779,624	2,982,705
Freddie Mac, 4%, 9/01/2044		2,074,729	2,225,284
Freddie Mac, 3.882%, 11/25/2017		278,000	283,926

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.699%, 5/25/2018		$699,732	$714,392
Freddie Mac, 2.323%, 10/25/2018		447,000	455,508
Freddie Mac, 5.085%, 3/25/2019		30,000	32,470
Freddie Mac, 4.186%, 8/25/2019		650,000	697,053
Freddie Mac, 2.757%, 5/25/2020		151,229	153,228
Freddie Mac, 3.32%, 7/25/2020		843,090	859,896
Freddie Mac, 4%, 7/01/2025		257,936	273,657
Freddie Mac, 2.673%, 3/25/2026		2,800,000	2,929,616
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		80,469	91,327
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		1,431,434	1,598,341
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,386,102	2,618,594
Ginnie Mae, 5%, 5/15/2040		205,403	230,140
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2045		4,066,469	4,327,883

			$44,663,910

Natural Gas – Distribution – 0.2%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	500,000	$599,286
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	1,491,000

			$2,090,286

Network & Telecom – 1.1%
AT&T, Inc., 2.45%, 6/30/2020		$739,000	$752,653
AT&T, Inc., 3%, 6/30/2022		1,936,000	1,990,417
AT&T, Inc., 4.75%, 5/15/2046		860,000	899,951
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	461,062
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,720,000	1,740,869
Orange S.A., 4% to 10/01/2021, FRN to 10/29/2049	EUR	800,000	949,230
Verizon Communications, Inc., 4.5%, 9/15/2020		$1,819,000	1,996,112
Verizon Communications, Inc., 6.4%, 9/15/2033		548,000	710,015

			$9,500,309

Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$469,736
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	503,745
Valero Energy Corp., 4.9%, 3/15/2045		977,000	964,329

			$1,937,810

Other Banks & Diversified Financials – 1.0%
Arion Banki, 2.5%, 4/26/2019	EUR	126,000	$146,499
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	500,000	618,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,604,000	$1,792,470
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	351,227
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	387,589
Citizens Bank N.A., 2.55%, 5/13/2021		471,000	479,384
Deutsche Bank AG London, 3.7%, 5/30/2024		470,000	450,069
Discover Bank, 7%, 4/15/2020		1,071,000	1,221,392
Discover Bank, 3.1%, 6/04/2020		501,000	515,399
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	656,269
KBC Groep N.V., 2.375% to 25/11/2019, FRN to 11/25/2024	EUR	600,000	699,487
Rabobank Nederland N.V., 4%, 9/19/2022	GBP	175,000	261,580
UniCredit S.p.A., 2%, 3/04/2023	EUR	600,000	695,578

			$8,275,027

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$441,561
Equifax, Inc., 3.3%, 12/15/2022		717,000	753,513

			$1,195,074

Pharmaceuticals – 1.0%
Actavis Funding SCS, 3.8%, 3/15/2025		$336,000	$355,607
Actavis Funding SCS, 4.85%, 6/15/2044		90,000	98,996
Actavis, Inc., 1.875%, 10/01/2017		802,000	804,767
Celgene Corp., 2.875%, 8/15/2020		1,479,000	1,530,000
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		898,000	945,973
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	459,790
Gilead Sciences, Inc., 4.5%, 2/01/2045		518,000	553,152
Mylan, Inc., 2.55%, 3/28/2019		319,000	323,049
Shire Acquisitions Investments Ireland Designated Activity, 2.4%, 9/23/2021		1,923,000	1,925,421
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		744,000	745,909
Teva Pharmaceutical Industries Ltd., 1.875%, 3/31/2027	EUR	600,000	711,276
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		$167,000	166,208

			$8,620,148

Real Estate – Apartment – 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	500,000	$588,925
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/2049	EUR	300,000	356,602

Issuer	Shares/Par		Value ($)
BONDS – continued
Real Estate – Apartment – continued
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	$677,961

			$1,623,488

Real Estate – Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$950,000	$976,383
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	450,000	535,757

			$1,512,140

Real Estate – Retail – 0.2%
Hammerson PLC, 2%, 7/01/2022	EUR	500,000	$590,674
Simon International Finance S.C.A., REIT, 1.375%, 11/18/2022	EUR	400,000	477,574
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$750,000	839,606

			$1,907,854

Restaurants – 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$875,000	$1,015,499

Retailers – 0.5%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,226,003
Dollar General Corp., 4.125%, 7/15/2017		742,000	758,751
Home Depot, Inc., 2.625%, 6/01/2022		695,000	721,701
Home Depot, Inc., 3%, 4/01/2026		830,000	878,075
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	235,206

			$3,819,736

Specialty Chemicals – 0.1%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	400,000	$497,847
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	421,060

			$918,907

Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$598,563
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	300,000	411,719

			$1,010,282

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$330,189
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	408,163
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	535,275

			$1,273,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	350,000	$486,892
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	704,471
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	363,460
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	846,970
Crown Castle International Corp., 2.25%, 9/01/2021		1,072,000	1,071,132
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	443,445
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	353,905

			$4,270,275

Telephone Services – 0.1%
TDC A.S., 1.75%, 2/27/2027	EUR	400,000	$452,501
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	586,339

			$1,038,840

Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$581,887
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	722,041
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	383,027
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	279,850
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	287,857
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	1,012,273

			$3,266,935

Transportation – Services – 0.4%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$309,486
Autostrade per L’Italia Group, 1.125%, 11/04/2021	EUR	600,000	705,607
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)		$376,000	378,400
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		824,000	1,123,805
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	413,872
Stagecoach Group PLC, 4%, 9/29/2025	GBP	450,000	658,206

			$3,589,376

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.09%, 10/01/2025		$11,658	$12,636
Small Business Administration, 5.21%, 1/01/2026		348,434	378,632

Issuer	Shares/Par		Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.31%, 5/01/2027		$127,355	$140,370
Small Business Administration, 2.22%, 3/01/2033		1,655,092	1,678,963

			$2,210,601

U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$1,333,000	$1,875,990
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,370,000	3,359,383
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		3,153,000	4,014,778
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		9,797,000	10,656,148
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		8,884,000	9,107,832
U.S. Treasury Notes, 2%, 2/15/2025		5,237,000	5,423,160

			$34,437,291

Utilities – Electric Power – 1.2%
CMS Energy Corp., 5.05%, 3/15/2022		$954,000	$1,088,309
Duke Energy Corp., 2.65%, 9/01/2026		995,000	976,361
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	350,000	677,326
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$450,000	478,265
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	634,569
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		$376,000	384,782
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		430,000	445,652
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	327,879
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,236,803
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,033,000	1,050,046
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	533,113
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	311,905
Southern Co., 2.95%, 7/01/2023		609,000	629,223
Southern Co., 4.4%, 7/01/2046		920,000	992,678
Transelec S.A., 4.25%, 1/14/2025 (n)		201,000	211,194

			$9,978,105

Total Bonds			$476,878,972

CONVERTIBLE PREFERRED STOCKS – 0.2%
Pharmaceuticals – 0.0%
Allergan PLC, 5.5%		225	$184,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%	36,036	$1,684,323

Total Convertible Preferred Stocks		$1,869,190

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	21,296	$2,894,665

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
iShares MSCI Emerging Markets ETF - December 2016 @ $36	4,127	$400,319
Russell 2000 Index - October 2016 @ $1,070	280	12,320

Total Put Options Purchased – 0.1%		$412,639

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 6.8%
MFS Institutional Money Market Portfolio, 0.4% (v)	57,134,325	$57,134,325

Total Investments		$819,424,636

OTHER ASSETS, LESS LIABILITIES – 2.1%		17,406,702

Net Assets – 100.0%		$836,831,338

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,83,975, representing 4.9% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Air Liquide Finance Co., 2.25%, 9/27/2023	9/22/16	$725,178	$729,623
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/14/16	1,356,000	1,363,321
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	259,899	259,939
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,175	242,100
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,498	599,644
Total Restricted Securities			$3,194,627
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

ETF	Exchange-Traded Fund

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

Portfolio of Investments (unaudited) – continued

CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
THO	Thailand Offshore Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	22,208,201	12/14/16	$16,660,459	$16,970,084	$309,625
SELL	AUD	UBS AG	738,071	12/09/16	564,307	564,050	257
SELL	CAD	JPMorgan Chase Bank N.A.	31,604,776	12/14/16	24,123,481	24,102,416	21,065
BUY	CHF	JPMorgan Chase Bank N.A.	1,883,352	12/14/16	1,942,022	1,946,812	4,790
SELL	CNH	JPMorgan Chase Bank N.A.	33,952,000	4/26/17	5,097,515	5,033,976	63,539
BUY	CZK	Barclays Bank PLC	15,672,000	12/09/16	653,065	653,517	452
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	12/14/16	1,589,450	1,589,306	144
BUY	EUR	Deutsche Bank AG	6,001,208	12/15/16	6,754,690	6,763,654	8,964
BUY	EUR	Goldman Sachs International	3,143,504	12/09/16	3,533,246	3,541,752	8,506
SELL	GBP	JPMorgan Chase Bank N.A.	34,096,377	12/09/16-12/14/16	45,096,804	44,255,897	840,907
SELL	GBP	Merrill Lynch International	4,525,781	12/09/16	5,891,096	5,873,413	17,683
BUY	ILS	JPMorgan Chase Bank N.A.	2,860,000	12/09/16	763,819	764,396	577
BUY	INR	JPMorgan Chase Bank N.A.	1,364,000	11/08/16	20,116	20,362	246
BUY	JPY	JPMorgan Chase Bank N.A.	785,705,439	12/14/16	7,743,000	7,771,709	28,709
SELL	JPY	JPMorgan Chase Bank N.A.	160,003,000	12/09/16	1,583,228	1,582,167	1,061
BUY	KRW	Deutsche Bank AG	113,518,000	11/21/16	101,305	103,039	1,734
BUY	KRW	JPMorgan Chase Bank N.A.	7,125,035,000	11/21/16	6,363,116	6,467,310	104,194
BUY	MXN	JPMorgan Chase Bank N.A.	29,698,081	12/09/16	1,515,842	1,520,397	4,555
BUY	NOK	Deutsche Bank AG	48,458,284	12/09/16	5,943,109	6,062,442	119,333
BUY	NOK	Goldman Sachs International	365,971,939	12/14/16	44,319,623	45,786,178	1,466,555
BUY	NZD	Goldman Sachs International	8,547,374	12/14/16	6,193,000	6,206,608	13,608
SELL	NZD	Westpac Banking Corp.	19,900,411	12/09/16	14,484,056	14,453,047	31,009
BUY	SEK	Goldman Sachs International	75,523,735	12/09/16-12/14/16	8,790,519	8,832,516	41,997
SELL	SEK	Goldman Sachs International	212,713,735	12/14/16	25,077,779	24,883,482	194,297
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	12/14/16	909,702	908,267	1,435
BUY	THB	JPMorgan Chase Bank N.A.	56,941,650	11/22/16	1,637,290	1,642,190	4,900

							$3,290,142

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	CAD	JPMorgan Chase Bank N.A.	44,587,683	12/14/16	$34,102,000	$34,003,434	$(98,566)
SELL	CAD	Goldman Sachs International	147,000	12/09/16	111,083	112,101	(1,018)
SELL	CAD	Merrill Lynch International	10,382,433	12/09/16	7,872,339	7,917,544	(45,205)
BUY	CHF	UBS AG	3,538,000	12/09/16	3,660,025	3,655,835	(4,190)
SELL	CHF	JPMorgan Chase Bank N.A.	44,980,335	12/14/16	46,412,262	46,495,964	(83,702)
SELL	DKK	Barclays Bank PLC	6,373,569	12/09/16	960,419	964,609	(4,190)
SELL	EUR	Goldman Sachs International	86,435,653	12/14/16	97,309,006	97,412,011	(103,005)
SELL	EUR	JPMorgan Chase Bank N.A.	30,740,688	12/09/16-12/14/16	34,637,423	34,644,255	(6,832)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	12/14/16	668,201	672,880	(4,679)
BUY	JPY	Goldman Sachs International	4,613,670,646	12/09/16	46,136,014	45,621,632	(514,382)
SELL	JPY	JPMorgan Chase Bank N.A.	5,836,815,235	12/14/16	57,541,511	57,734,142	(192,631)
SELL	KRW	JPMorgan Chase Bank N.A.	6,083,816,100	12/14/16	5,504,770	5,521,634	(16,864)
BUY	MYR	JPMorgan Chase Bank N.A.	6,613,756	10/11/16	1,638,893	1,598,645	(40,248)
SELL	NOK	Goldman Sachs International	17,304,285	12/14/16	2,149,000	2,164,912	(15,912)
BUY	NZD	Goldman Sachs International	5,230,861	12/14/16	3,808,093	3,798,348	(9,745)
BUY	PLN	JPMorgan Chase Bank N.A.	4,992,931	12/09/16	1,306,154	1,303,932	(2,222)
BUY	SGD	JPMorgan Chase Bank N.A.	1,438,000	12/09/16	1,058,192	1,054,817	(3,375)
BUY	TRY	Deutsche Bank AG	2,638,000	12/09/16	874,412	867,422	(6,990)
BUY	ZAR	JPMorgan Chase Bank N.A.	18,564,135	12/09/16	1,361,207	1,335,775	(25,432)

							$(1,179,188)

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	26	$7,675,987	December - 2016	$89,012
E-Mini S&P 500 Index (Short)	USD	344	37,158,880	December - 2016	136,895
FTSE 100 Index (Long)	GBP	380	33,775,709	December - 2016	945,791
FTSE JSE Top 40 Index (Short)	ZAR	612	20,482,655	December - 2016	307,470
Hang Seng China Enterprises Index (Short)	HKD	122	7,637,541	October - 2016	64,469
KOSPI 200 Index (Short)	KRW	176	20,680,648	December - 2016	168,764
NIFTY Index (Long)	USD	158	2,733,716	October - 2016	1,280
Russell 2000 Index (Short)	USD	150	18,724,500	December - 2016	37,666
S&P/TSX 60 Index (Long)	CAD	79	10,299,295	December - 2016	3,998
TOPIX Index (Short)	JPY	209	27,456,555	December - 2016	142,026

					$1,897,371

Interest Rate Futures
Japanese Government Bond 10 yr (Long)	JPY	57	$85,630,689	December - 2016	$1,566
United Kingdom Gilt Bond 10 yr (Short)	GBP	428	72,256,441	December - 2016	547,182
U.S. Treasury Note 10 yr (Long)	USD	428	56,121,500	December - 2016	20,366

					$569,114

					$2,466,485

Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	46	$4,672,370	October - 2016	$(19,656)
ASX SPI 200 Index (Short)	AUD	303	31,504,176	December - 2016	(784,978)
BIST 30 Index (Long)	TRY	2,073	6,519,981	October - 2016	(88,055)
Bovespa Index (Long)	BRL	1,417	25,554,930	October - 2016	(578,027.00)
CAC 40 Index (Long)	EUR	13	648,908	October - 2016	(3,993)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Equity Futures – continued
FTSE/MIB Index (Long)	EUR	45	$4,134,291	December - 2016	$(86,859)
Hang Seng Index (Long)	HKD	186	28,178,177	October - 2016	(14,192)
IBEX 35 Index (Long)	EUR	96	9,449,723	October - 2016	(57,699)
Mexico Bolsa Index (Long)	MXN	362	8,810,025	December - 2016	(108,499)
MSCI Singapore Index (Short)	SGD	95	2,208,984	October - 2016	(29,738)
MSCI Taiwan Index (Long)	USD	793	27,246,710	October - 2016	(264,456)
OMX 30 Index (Long)	SEK	701	11,754,424	October - 2016	(15,062)

					$(2,051,214)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	92	$9,647,613	December - 2016	$(120,566)
Canadian Treasury Bond 10 yr (Short)	CAD	906	101,459,293	December - 2016	(34,504)
German Euro Bund 10 yr (Short)	EUR	175	32,574,324	December - 2016	(20,321)

					$(175,391)

					$(2,226,605)

At September 30, 2016, the fund had cash collateral of $112,889 and other liquid securities with an aggregate value of $26,277,642 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$152,259,504	$—	$—	$152,259,504
Japan	4,444,953	18,446,265	—	22,891,218
Switzerland	21,168,179	—	—	21,168,179
United Kingdom	20,386,033	—	—	20,386,033
France	12,607,365	—	—	12,607,365
Germany	12,108,110	—	—	12,108,110
Canada	6,844,083	—	—	6,844,083
Taiwan	5,157,229	964,357	—	6,121,586
Sweden	5,555,609	—	—	5,555,609
Other Countries	11,734,262	13,735,390	—	25,469,652
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	36,647,892	—	36,647,892
Non-U.S. Sovereign Debt	—	193,786,565	—	193,786,565
U.S. Corporate Bonds	—	121,933,076	—	121,933,076
Residential Mortgage-Backed Securities	—	44,663,911	—	44,663,911
Commercial Mortgage-Backed Securities	—	11,404,521	—	11,404,521
Asset-Backed Securities (including CDOs)	—	10,048,931	—	10,048,931
Foreign Bonds	—	58,394,076	—	58,394,076
Mutual Funds	57,134,325	—	—	57,134,325
Total Investments	$309,399,652	$510,024,984	$—	$819,424,636

Other Financial Instruments
Futures Contracts – Assets	$2,091,226	$375,259	$—	$2,466,485
Futures Contracts – Liabilities	(1,045,186)	(1,181,419)	—	(2,226,605)
Forward Foreign Currency Exchange Contracts	—	2,110,954	—	2,110,954

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $69,597,888 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At September 30, 2016, the value of securities loaned was $404,280. These loans were collateralized by U.S. Treasury Obligations of $415,322.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$720,377,724
Gross unrealized appreciation	111,233,746
Gross unrealized depreciation	(12,186,834)
Net unrealized appreciation (depreciation)	$99,046,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(5) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,979,526	233,527,452	(192,372,653)	57,134,325

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$293	$—	$124,509	$57,134,325

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	60.7%
Japan	15.9%
France	4.5%
Taiwan	4.0%
Italy	4.0%
Hong Kong	3.7%
Brazil	3.1%
Australia	(3.0)%
Canada	(7.9)%
Other Countries	15.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2016

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 99.8%
Agency – Other – 4.7%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$7,246,134
Financing Corp., 9.8%, 4/06/2018	7,760,000	8,816,035
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,594,186
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	10,054,123

		$30,710,478

Asset-Backed & Securitized – 3.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	$802,115	$805,539
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.994%, 12/17/2018	565,510	566,307
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,625,443
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	1,646,605	1,684,004
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.881%, 6/15/2039	1,983,044	1,995,847
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.134%, 9/15/2039	1,882,777	1,936,486
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	155,263
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	2,626,112	2,678,658
Dryden XXIII Senior Loan Fund, 2012-23A, “A1R”, FRN, 1.538%, 7/17/2023 (n)	1,417,000	1,413,905
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.124%, 8/15/2020	960,000	964,734
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.867%, 1/19/2025 (n)	1,470,987	1,467,718
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049	3,747,586	3,799,157
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	2,141,000	2,070,869
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,080,301
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	962,479

		$24,206,710

Automotive – 0.4%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,028,872
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,121,333
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	225,084

		$2,375,289

Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,311,146

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$575,490

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,802,692

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,347,129

Food & Beverages – 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/2020	$6,000	$6,249

Local Authorities – 0.8%
State of California (Build America Bonds), 7.6%, 11/01/2040	$1,935,000	$3,148,361
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	365,000	402,413
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,809,590

		$5,360,364

Mortgage-Backed – 54.0%
Fannie Mae, 3%, 10/01/2030	$3,973,733	$4,174,831
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	5,612,471	6,037,958
Fannie Mae, 6.5%, 11/01/2016 - 10/01/2037	1,182,456	1,384,274
Fannie Mae, 6%, 4/01/2017 - 7/01/2037	1,595,082	1,832,937
Fannie Mae, 5.5%, 8/01/2017 - 3/01/2038	12,816,010	14,495,679
Fannie Mae, 5.14%, 1/01/2018	153,827	158,743
Fannie Mae, 3.8%, 2/01/2018	603,960	618,078
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	9,700,779	10,775,720
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	41,510,398	44,644,710
Fannie Mae, 4.19%, 3/01/2018	370,207	380,682
Fannie Mae, 3.99%, 4/01/2018	600,000	618,199
Fannie Mae, 3.739%, 6/01/2018	560,475	576,511
Fannie Mae, 5.6%, 1/01/2019	437,525	471,498
Fannie Mae, 5.1%, 3/01/2019	179,046	193,722
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	27,860,252	30,534,543
Fannie Mae, 4.839%, 8/01/2019	1,666,048	1,806,636
Fannie Mae, 5.05%, 8/01/2019	302,830	329,764
Fannie Mae, 4.67%, 9/01/2019	512,022	553,982
Fannie Mae, 4.83%, 9/01/2019	359,988	390,795
Fannie Mae, 1.99%, 10/01/2019	963,437	971,203
Fannie Mae, 1.97%, 11/01/2019	371,446	377,258
Fannie Mae, 4.88%, 3/01/2020	246,723	261,394
Fannie Mae, 4.14%, 8/01/2020	432,182	470,751
Fannie Mae, 2.56%, 10/01/2021	237,033	243,749
Fannie Mae, 2.67%, 3/01/2022	459,456	481,400
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,635,151
Fannie Mae, 2.73%, 4/01/2023	517,155	544,799
Fannie Mae, 2.41%, 5/01/2023	652,595	676,697
Fannie Mae, 2.55%, 5/01/2023	562,190	587,515
Fannie Mae, 2.59%, 5/01/2023	357,607	374,581
Fannie Mae, 4.5%, 5/01/2025	170,167	183,047

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	$17,297,153	$18,176,399
Fannie Mae, 3.5%, 1/01/2042 - 10/01/2045	5,806,085	6,157,025
Fannie Mae, 3.5%, 4/01/2043	1,075,023	1,138,330
Fannie Mae, FRN, 0.875%, 5/25/2018	1,286,001	1,285,651
Fannie Mae, TBA, 2.5%, 10/18/2031	3,918,000	4,058,086
Fannie Mae, TBA, 3%, 10/13/2046 - 11/14/2046	13,795,000	14,331,061
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	6,083,298	6,525,049
Freddie Mac, 3.154%, 2/25/2018	2,010,585	2,053,790
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	1,895,799	2,096,202
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,527,358
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,830,808
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,802,513
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	4,277,590	4,927,918
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,915,361
Freddie Mac, 4.186%, 8/25/2019	814,000	872,924
Freddie Mac, 1.869%, 11/25/2019	3,000,000	3,047,140
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,568,979
Freddie Mac, 2.313%, 3/25/2020	3,022,000	3,110,630
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,077,293
Freddie Mac, 3.808%, 8/25/2020	999,000	1,084,775
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,404,292
Freddie Mac, 2.791%, 1/25/2022	1,400,000	1,481,334
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	3,367,496	3,814,234
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,706,339
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,581,015
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	4,535,542	4,965,031
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,428,351
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,175,446
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,808,081
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,180,315
Freddie Mac, 3.06%, 7/25/2023	886,000	954,407
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,124,799
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,212,728
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,392,670
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	4,723,647	5,052,418
Freddie Mac, 3.01%, 7/25/2025	904,000	971,050
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,796,778
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	17,742,643	18,636,771
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	767,248	896,424
Freddie Mac, 3.5%, 12/01/2041 - 4/01/2046	32,841,377	34,755,069
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	2,604,732	2,965,543
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	6,331,709	7,018,300
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	1,277,660	1,375,437
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	28,982,309	30,853,934
Ginnie Mae, 3%, 7/20/2043	3,487,832	3,670,669
Ginnie Mae, 5.989%, 4/20/2058	19,291	19,337
Ginnie Mae, 6.286%, 4/20/2058	79,117	84,804

		$354,699,675

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,528,897

Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$626,746

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,443,405

U.S. Government Agencies and Equivalents – 3.8%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,520,518
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,562,204
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,156,223
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,257,924
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,886,377
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	612,795
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	799,485
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,337,722
Small Business Administration, 6.35%, 4/01/2021	147,132	157,544
Small Business Administration, 6.34%, 5/01/2021	122,683	131,389
Small Business Administration, 6.44%, 6/01/2021	189,712	202,582
Small Business Administration, 6.625%, 7/01/2021	212,105	227,669
Small Business Administration, 6.07%, 3/01/2022	164,210	176,091
Small Business Administration, 4.98%, 11/01/2023	258,119	278,765
Small Business Administration, 4.77%, 4/01/2024	545,304	581,309
Small Business Administration, 5.52%, 6/01/2024	256,897	278,776
Small Business Administration, 4.99%, 9/01/2024	36,875	39,655
Small Business Administration, 5.11%, 4/01/2025	393,730	426,644
Small Business Administration, 2.21%, 2/01/2033	1,082,377	1,092,507
Small Business Administration, 2.22%, 3/01/2033	1,886,052	1,913,255
Small Business Administration, 3.15%, 7/01/2033	1,785,729	1,892,779
Small Business Administration, 3.16%, 8/01/2033	1,009,217	1,070,160
Small Business Administration, 3.62%, 9/01/2033	632,834	688,608
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,920,862

		$25,211,843

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – 30.9%
U.S. Treasury Bonds, 7.5%, 11/15/2016	$218,000	$219,860
U.S. Treasury Bonds, 7.875%, 2/15/2021	177,000	228,074
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,812,055
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,741,489
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,740,704
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	479,042
U.S. Treasury Bonds, 5.25%, 2/15/2029	284,000	394,882
U.S. Treasury Bonds, 4.5%, 8/15/2039	12,920,500	18,314,305
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,526,812
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	15,053,125
U.S. Treasury Bonds, 2.5%, 2/15/2045	11,554,000	11,940,343
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	8,718,471	8,845,752
U.S. Treasury Notes, 0.875%, 12/31/2016	19,368,000	19,396,297
U.S. Treasury Notes, 2.625%, 4/30/2018	3,749,000	3,859,419
U.S. Treasury Notes, 2.75%, 2/15/2019	13,302,400	13,905,158
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,687,259
U.S. Treasury Notes, 1%, 6/30/2019	6,347,000	6,371,296
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,475,246
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,707,028

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$1,901,000	$2,068,377
U.S. Treasury Notes, 1.75%, 5/15/2022	29,894,000	30,647,179
U.S. Treasury Notes, 2.5%, 8/15/2023	22,561,000	24,169,351
U.S. Treasury Notes, 2.5%, 5/15/2024	7,953,000	8,545,745
U.S. Treasury Notes, 2%, 8/15/2025	438,000	453,262

		$202,582,060

Utilities – Electric Power – 0.2%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$1,139,000	$1,145,180

Total Bonds		$654,933,353

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.4%, (v)	17,320,877	$17,320,877

Total Investments		$672,254,230

OTHER ASSETS, LESS LIABILITIES – (2.4)%		(15,800,801)

Net Assets – 100.0%		$656,453,429

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,756,937, representing 0.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$258,504,381	$—	$258,504,381
Non-U.S. Sovereign Debt	—	1,443,405	—	1,443,405
U.S. Corporate Bonds	—	13,203,868	—	13,203,868
Residential Mortgage-Backed Securities	—	354,699,675	—	354,699,675
Commercial Mortgage-Backed Securities	—	19,794,046	—	19,794,046
Asset-Backed Securities (including CDOs)	—	4,412,664	—	4,412,664
Foreign Bonds	—	2,875,314	—	2,875,314
Mutual Funds	17,320,877	—	—	17,320,877
Total Investments	$17,320,877	$654,933,353	$—	$672,254,230

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$653,724,079
Gross unrealized appreciation	25,131,451
Gross unrealized depreciation	(6,601,300)
Net unrealized appreciation (depreciation)	$18,530,151

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,758,836	111,182,298	(146,620,257)	17,320,877

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$30	$—	$38,459	$17,320,877

5

QUARTERLY REPORT

September 30, 2016

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 94.6%
Aerospace – 0.7%
CPI International, Inc., 8.75%, 2/15/2018	$2,104,000	$2,151,303
TransDigm, Inc., 6%, 7/15/2022	390,000	411,450
TransDigm, Inc., 6.5%, 7/15/2024	955,000	1,005,138

		$3,567,891

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	$2,086,863	$169,634
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	1,543,366	168,088
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050 (a)(p)(z)	1,118,322	11

		$337,733

Automotive – 2.2%
Accuride Corp., 9.5%, 8/01/2018	$1,275,000	$1,275,000
Allison Transmission, Inc., 5%, 10/01/2024 (n)	1,730,000	1,773,250
Gates Global LLC, 6%, 7/15/2022 (n)	1,230,000	1,168,500
IHO Verwaltungs Gmbh, 4.75%, 9/15/2026 (n)	1,810,000	1,819,050
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	430,000	437,568
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	1,030,000	1,066,565
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	560,000	580,300
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,696,608
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,045,000	1,097,250

		$10,914,091

Broadcasting – 2.2%
AMC Networks, Inc., 5%, 4/01/2024	$1,075,000	$1,081,719
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	975,000	982,313
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,125,000	1,171,406
iHeartMedia, Inc., 9%, 3/01/2021	1,429,000	1,064,605
Liberty Media Corp., 8.5%, 7/15/2029	1,440,000	1,576,800
Match Group, Inc., 6.375%, 6/01/2024	1,185,000	1,288,688
Netflix, Inc., 5.375%, 2/01/2021	1,145,000	1,245,188
Netflix, Inc., 5.875%, 2/15/2025	875,000	945,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	1,520,000	1,578,900

		$10,934,619

Building – 3.3%
Allegion PLC, 5.875%, 9/15/2023	$750,000	$808,125
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	1,900,000	1,983,125
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	1,510,000	1,630,800
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,565,000	1,615,863

Issuer	Shares/Par		Value ($)
BONDS – continued
Building – continued
HD Supply, Inc., 7.5%, 7/15/2020		$1,740,000	$1,807,164
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,455,000	1,527,750
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,890,000	1,833,300
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,470,000	1,514,100
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,055,000	1,128,850
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,985,000	2,024,700

			$15,873,777

Business Services – 1.4%
Equinix, Inc., 4.875%, 4/01/2020		$1,325,000	$1,373,031
Equinix, Inc., 5.375%, 4/01/2023		1,145,000	1,200,819
Equinix, Inc., 5.375%, 1/01/2022		320,000	338,400
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,610,000	1,718,675
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		800,000	844,000
NeuStar, Inc., 4.5%, 1/15/2023		1,630,000	1,458,850

			$6,933,775

Cable TV – 5.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$2,790,000	$2,863,238
CCO Holdings LLC, 5.25%, 9/30/2022		250,000	261,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,482,188
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		2,095,000	2,186,656
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		565,000	592,544
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,090,000	1,155,400
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		1,125,000	1,158,750
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		920,000	940,700
DISH DBS Corp., 5%, 3/15/2023		1,090,000	1,060,025
DISH DBS Corp., 5.875%, 11/15/2024		1,735,000	1,713,313
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		860,000	691,763
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,300,000	900,250
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		440,000	441,100
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		1,295,000	437,063
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	945,000	1,182,053
Lynx II Corp., 6.375%, 4/15/2023 (n)		$1,185,000	1,244,250
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		1,015,000	1,187,550

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	$770,000	$770,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	1,355,000	1,444,769
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	950,000	980,875
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	1,605,000	1,665,188
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	835,000	875,706
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	202,500
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	553,500	577,024
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	1,155,000	1,172,325
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	735,000	735,000

		$27,921,480

Chemicals – 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,105,000	$1,131,934
Chemours Co., 6.625%, 5/15/2023	1,120,000	1,092,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	1,190,000	1,359,516
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	750,000	660,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	760,000	723,900
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	1,485,000	1,238,119
Tronox Finance LLC, 6.375%, 8/15/2020	1,795,000	1,655,888
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	1,580,000	1,441,750
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	1,885,000	2,002,813

		$11,305,920

Computer Software – 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)	$1,440,000	$1,692,779
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	620,000	658,733
VeriSign, Inc., 4.625%, 5/01/2023	1,895,000	1,921,056

		$4,272,568

Computer Software – Systems – 1.4%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$630,000	$670,950
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	915,000	976,763
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	475,000	488,063
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	770,000	800,800
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,180,000	2,239,950
Western Digital Corp., 10.5%, 4/01/2024 (n)	1,560,000	1,809,600

		$6,986,126

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 2.9%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,255,000	$2,266,275
Apex Tool Group, 7%, 2/01/2021 (n)	1,975,000	1,888,594
EnerSys, 5%, 4/30/2023 (n)	2,875,000	2,871,406
Enpro Industries, Inc., 5.875%, 9/15/2022	1,965,000	2,023,950
Entegris, Inc., 6%, 4/01/2022 (n)	1,715,000	1,775,025
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	1,890,000	1,771,875
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,285,000	1,304,275

		$13,901,400

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$169,725
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	147,289

		$317,014

Consumer Products – 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$1,915,000	$1,957,743
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,305,000	1,350,675
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,605,000	1,733,400

		$5,041,818

Consumer Services – 2.6%
ADT Corp., 4.125%, 6/15/2023	$885,000	$871,725
ADT Corp., 6.25%, 10/15/2021	2,235,000	2,430,563
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,065,000	982,463
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,445,000	1,333,013
Interval Acquisition Corp., 5.625%, 4/15/2023	2,585,000	2,669,013
Mobile Mini, Inc., 5.875%, 7/01/2024	1,700,000	1,772,250
Monitronics International, Inc., 9.125%, 4/01/2020	1,605,000	1,508,700
Service Corp. International, 5.375%, 5/15/2024	1,070,000	1,134,200

		$12,701,927

Containers – 4.0%
Ball Corp., 5%, 3/15/2022	$1,195,000	$1,287,613
Berry Plastics Group, Inc., 5.5%, 5/15/2022	2,200,000	2,277,000
Berry Plastics Group, Inc., 6%, 10/15/2022	500,000	527,500
Crown American LLC, 4.25%, 9/30/2026 (n)	870,000	871,088
Crown American LLC, 4.5%, 1/15/2023	1,827,000	1,895,513
Multi-Color Corp., 6.125%, 12/01/2022 (n)	1,770,000	1,858,500
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	1,652,000	1,713,950

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Reynolds Group, 8.25%, 2/15/2021	$2,070,000	$2,157,975
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,304,531
Reynolds Group, 5.125%, 7/15/2023 (n)	840,000	867,300
Reynolds Group, 7%, 7/15/2024 (n)	105,000	112,613
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	2,047,500
Sealed Air Corp., 5.125%, 12/01/2024 (n)	565,000	596,781
Signode Industrial Group, 6.375%, 5/01/2022 (n)	2,025,000	2,050,313

		$19,568,177

Electronics – 1.4%
Micron Technology, Inc., 5.875%, 2/15/2022	$1,045,000	$1,065,900
Micron Technology, Inc., 5.5%, 2/01/2025	1,205,000	1,180,900
NXP B.V., 5.75%, 2/15/2021 (n)	745,000	774,800
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	1,770,000	1,898,325
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	835,000	881,969
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,025,000	1,048,063

		$6,849,957

Energy – Independent – 5.3%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$1,695,000	$771,225
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,595,000	1,579,050
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	1,580,000	1,062,550
Concho Resources, Inc., 5.5%, 4/01/2023	1,455,000	1,500,469
Consol Energy, Inc., 5.875%, 4/15/2022	670,000	616,400
Consol Energy, Inc., 8%, 4/01/2023	1,640,000	1,590,800
Continental Resources, Inc., 4.5%, 4/15/2023	2,350,000	2,256,000
Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,270,000	1,216,025
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	1,530,000	1,583,550
QEP Resources, Inc., 5.25%, 5/01/2023	2,840,000	2,797,400
Range Resources Corp., 4.875%, 5/15/2025	1,715,000	1,646,400
Rice Energy, Inc., 7.25%, 5/01/2023	1,920,000	2,054,400
Sanchez Energy Corp., 6.125%, 1/15/2023	2,410,000	1,934,025
Seven Generations Energy, 8.25%, 5/15/2020 (n)	990,000	1,053,113
SM Energy Co., 6.5%, 11/15/2021	1,465,000	1,497,963
SM Energy Co., 6.125%, 11/15/2022	1,060,000	1,060,000
Whiting Petroleum Corp., 6.25%, 4/01/2023	1,625,000	1,482,813

		$25,702,183

Energy – Integrated – 0.5%
Cenovus Energy, Inc., 4.45%, 9/15/2042	$1,100,000	$907,695
Cenovus Energy, Inc., 6.75%, 11/15/2039	1,374,000	1,484,944

		$2,392,639

Entertainment – 1.2%
Cedar Fair LP, 5.25%, 3/15/2021	$1,685,000	$1,743,975
Cedar Fair LP, 5.375%, 6/01/2024	590,000	622,450

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – continued
Cinemark USA, Inc., 5.125%, 12/15/2022	$1,120,000	$1,148,000
Cinemark USA, Inc., 4.875%, 6/01/2023	720,000	723,600
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	1,700,000	1,755,250

		$5,993,275

Financial Institutions – 5.1%
Aircastle Ltd., 4.625%, 12/15/2018	$835,000	$870,488
Aircastle Ltd., 5.125%, 3/15/2021	1,015,000	1,084,781
Aircastle Ltd., 5.5%, 2/15/2022	1,795,000	1,934,113
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,925,000	2,042,906
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,898,000	2,009,508
CIT Group, Inc., 5.25%, 3/15/2018	785,000	818,363
CIT Group, Inc., 5%, 8/15/2022	630,000	669,375
Credit Acceptance Corp., 7.375%, 3/15/2023	1,565,000	1,619,775
Credit Acceptance Corp., 6.125%, 2/15/2021	236,000	237,180
Icahn Enterprises LP, 6%, 8/01/2020	1,120,000	1,125,600
Icahn Enterprises LP, 5.875%, 2/01/2022	1,870,000	1,795,200
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,330,000	2,367,746
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	833,325
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	550,000	539,000
Navient Corp., 8%, 3/25/2020	2,430,000	2,606,175
Navient Corp., 7.25%, 1/25/2022	2,395,000	2,442,900
Navient Corp., 6.125%, 3/25/2024	1,055,000	982,469
Navient Corp., 5.875%, 3/25/2021	230,000	229,138
Navient Corp., 7.25%, 9/25/2023	425,000	425,000

		$24,633,042

Food & Beverages – 1.7%
JBS Investments GmbH, 7.25%, 4/03/2024	$455,000	$462,963
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,175,000	2,164,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	1,555,000	1,659,963
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	1,775,000	1,854,875
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,875,000	1,945,313

		$8,087,239

Forest & Paper Products – 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$1,680,000	$1,083,600

Gaming & Lodging – 3.4%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$1,605,000	$1,677,225
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,685,000	1,815,588

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	$260,000	$279,500
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	1,670,000	1,766,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	1,975,000	2,034,250
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	620,000	655,650
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	1,560,000	1,628,250
MGM Resorts International, 6.625%, 12/15/2021	1,720,000	1,935,000
MGM Resorts International, 6%, 3/15/2023	1,715,000	1,860,775
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,990,000	2,049,700
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	595,000	603,925

		$16,305,888

Industrial – 1.0%
Dematic S.A., 7.75%, 12/15/2020 (n)	$2,655,000	$2,767,838
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	2,110,000	2,218,138

		$4,985,976

Insurance – Health – 0.5%
Centene Corp., 5.625%, 2/15/2021	$925,000	$980,500
Centene Corp., 6.125%, 2/15/2024	1,160,000	1,258,600

		$2,239,100

Machinery & Tools – 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,650,000	$1,736,625
CNH Industrial Capital LLC, 4.375%, 11/06/2020	2,515,000	2,628,175
CNH Industrial N.V., 4.5%, 8/15/2023	1,015,000	1,023,628
H&E Equipment Services Co., 7%, 9/01/2022	1,965,000	2,073,075
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (a)(d)(n)	1,115,000	501,750

		$7,963,253

Major Banks – 2.2%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$4,290,000	$4,472,325
Bank of America Corp., FRN, 6.3%, 12/29/2049	670,000	727,788
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	2,315,000	2,416,281
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049	915,000	895,556
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	2,250,000	2,064,375

		$10,576,325

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – 6.2%
AmSurg Corp., 5.625%, 7/15/2022	$1,600,000	$1,636,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	2,950,000	2,537,000
DaVita, Inc., 5%, 5/01/2025	1,435,000	1,440,381
DaVita, Inc., 5.125%, 7/15/2024	1,065,000	1,086,300
HCA, Inc., 7.5%, 2/15/2022	2,345,000	2,690,888
HCA, Inc., 5.875%, 3/15/2022	2,430,000	2,679,075
HCA, Inc., 4.75%, 5/01/2023	200,000	208,500
HCA, Inc., 5%, 3/15/2024	1,450,000	1,529,750
HCA, Inc., 4.25%, 10/15/2019	805,000	839,213
HCA, Inc., 5.375%, 2/01/2025	1,175,000	1,213,188
HCA, Inc., 5.875%, 2/15/2026	880,000	938,300
HealthSouth Corp., 5.125%, 3/15/2023	1,760,000	1,755,600
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,408,443
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	1,395,000	1,466,494
Quorum Health Corp., 11.625%, 4/15/2023 (n)	1,580,000	1,311,400
Tenet Healthcare Corp., 8%, 8/01/2020	2,300,000	2,323,000
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,500,000	2,500,000
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,315,000	1,222,950
Universal Health Services, Inc., 7.625%, 8/15/2020	1,515,000	1,443,038

		$30,229,520

Medical Equipment – 0.9%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$1,755,000	$1,862,494
Teleflex, Inc., 5.25%, 6/15/2024	1,400,000	1,459,500
Teleflex, Inc., 4.875%, 6/01/2026	855,000	884,925

		$4,206,919

Metals & Mining – 4.3%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$1,340,000	$1,275,305
Century Aluminum Co., 7.5%, 6/01/2021 (n)	1,575,000	1,449,000
Commercial Metals Co., 4.875%, 5/15/2023	1,353,000	1,342,853
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	1,966,000	1,867,700
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	652,000	577,020
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	1,620,000	1,453,820
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	285,000	292,481
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	790,000	633,975
GrafTech International Co., 6.375%, 11/15/2020	1,575,000	1,204,875
Hudbay Minerals, Inc., 9.5%, 10/01/2020	1,315,000	1,318,616
Kaiser Aluminum Corp., 5.875%, 5/15/2024	990,000	1,034,550

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
Kinross Gold Corp., 5.125%, 9/01/2021	$875,000	$901,250
Kinross Gold Corp., 5.95%, 3/15/2024	875,000	913,763
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	710,000	754,375
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	675,000	718,875
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	482,438
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	1,012,781
Steel Dynamics, Inc., 5.5%, 10/01/2024	475,000	497,563
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	1,590,000	1,486,650
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	284,445
TMS International Corp., 7.625%, 10/15/2021 (n)	1,410,000	1,205,550

		$20,707,885

Midstream – 6.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$1,875,000	$1,832,813
Crestwood Midstream Partners LP, 6%, 12/15/2020	1,110,000	1,118,325
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	905,000	914,050
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	650,000	658,125
Energy Transfer Equity LP, 7.5%, 10/15/2020	2,570,000	2,820,575
EnLink Midstream Partners LP, 4.4%, 4/01/2024	1,875,000	1,830,930
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	790,000	722,850
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	1,610,000	1,432,900
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,500,000	4,231,609
MPLX LP, 5.5%, 2/15/2023	2,115,000	2,185,000
MPLX LP, 4.5%, 7/15/2023	393,000	400,634
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	765,000	831,459
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,880,000	2,006,900
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,935,000	2,043,844
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,055,000	1,135,444
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,391,000	1,495,325
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	2,110,000	2,123,188
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	915,000	926,438
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	841,620

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	$590,000	$610,650
Williams Cos., Inc., 4.55%, 6/24/2024	2,245,000	2,288,890

		$32,451,569

Network & Telecom – 2.0%
Centurylink, Inc., 7.65%, 3/15/2042	$1,970,000	$1,699,125
Centurylink, Inc., 6.45%, 6/15/2021	1,055,000	1,130,169
Frontier Communications Corp., 9%, 8/15/2031	775,000	713,000
Frontier Communications Corp., 6.25%, 9/15/2021	495,000	475,819
Frontier Communications Corp., 7.125%, 1/15/2023	1,480,000	1,380,100
Frontier Communications Corp., 11%, 9/15/2025	2,275,000	2,374,531
Telecom Italia Capital, 6%, 9/30/2034	730,000	722,883
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	1,310,000	1,339,305

		$9,834,932

Oil Services – 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$1,248,000	$914,160
Weatherford International Ltd., 8.25%, 6/15/2023	1,590,000	1,570,125

		$2,484,285

Oils – 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$960,000	$962,400
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,950,000	1,901,250

		$2,863,650

Other Banks & Diversified Financials – 0.8%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$1,447,000	$1,832,423
UBS Group AG, 6.875%, 12/29/2049	2,245,000	2,185,741

		$4,018,164

Pharmaceuticals – 1.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$1,995,000	$1,915,200
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	900,000	887,625
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,490,000	1,415,500
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	2,570,000	2,492,900
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	1,135,000	1,052,713
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	720,000	697,032
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	1,000,000	862,500

		$9,323,470

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$1,905,000	$1,918,335
Teck Resources Ltd., 4.5%, 1/15/2021	875,000	861,875
Teck Resources Ltd., 8%, 6/01/2021 (n)	790,000	859,125

		$3,639,335

Printing & Publishing – 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,590,000	$2,674,175
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,100,000	1,144,000
TEGNA, Inc., 5.125%, 7/15/2020	515,000	531,738
TEGNA, Inc., 4.875%, 9/15/2021 (n)	620,000	644,800
TEGNA, Inc., 6.375%, 10/15/2023	1,190,000	1,279,250

		$6,273,963

Real Estate – Healthcare – 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$1,310,000	$1,365,675
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	1,390,000	1,442,125

		$2,807,800

Real Estate – Other – 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$2,455,000	$2,568,544
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	1,830,000	1,880,325

		$4,448,869

Restaurants – 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$1,465,000	$1,549,238

Retailers – 1.7%
Dollar Tree, Inc., 5.75%, 3/01/2023	$2,190,000	$2,356,988
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	1,355,000	1,310,963
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	1,295,000	1,081,325
Rite Aid Corp., 9.25%, 3/15/2020	755,000	796,525
Rite Aid Corp., 6.75%, 6/15/2021	605,000	639,031
Rite Aid Corp., 6.125%, 4/01/2023 (n)	845,000	911,899
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,050,000	1,130,063

		$8,226,794

Specialty Chemicals – 0.9%
Chemtura Corp., 5.75%, 7/15/2021	$2,150,000	$2,257,500
Univar USA, Inc., 6.75%, 7/15/2023 (n)	1,930,000	1,987,900

		$4,245,400

Specialty Stores – 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$1,885,000	$1,974,538
Group 1 Automotive, Inc., 5%, 6/01/2022	1,960,000	1,966,115

Issuer	Shares/Par	Value ($)
BONDS – continued
Specialty Stores – continued
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	$1,665,000	$1,727,438

		$5,668,091

Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$1,610,000	$1,674,400

Telecommunications – Wireless – 4.2%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$1,420,000	$1,455,500
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,230,000	1,313,025
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	1,265,000	1,098,969
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	802,000	613,289
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	1,736,000	1,532,020
Sprint Capital Corp., 6.875%, 11/15/2028	1,915,000	1,797,706
Sprint Corp., 7.875%, 9/15/2023	1,765,000	1,776,031
Sprint Corp., 7.125%, 6/15/2024	2,860,000	2,788,500
Sprint Nextel Corp., 9%, 11/15/2018 (n)	705,000	778,144
Sprint Nextel Corp., 6%, 11/15/2022	835,000	774,463
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	318,750
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	751,865
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,185,000	1,247,213
T-Mobile USA, Inc., 6.25%, 4/01/2021	2,655,000	2,786,091
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,526,625

		$20,558,191

Telephone Services – 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$744,941
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,840,000	1,918,200

		$2,663,141

Transportation – Services – 0.9%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$1,404,000	$1,031,940
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	1,525,000	735,813
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	395,000	300,200
Stena AB, 7%, 2/01/2024 (n)	1,210,000	998,250
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,405,000	1,039,700
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	585,000	117,000

		$4,222,903

Utilities – Electric Power – 2.3%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,170,188
Calpine Corp., 5.75%, 1/15/2025	1,525,000	1,505,938
Covanta Holding Corp., 7.25%, 12/01/2020	1,570,000	1,621,025

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Covanta Holding Corp., 6.375%, 10/01/2022	$400,000	$414,000
Covanta Holding Corp., 5.875%, 3/01/2024	1,095,000	1,097,738
Dynegy, Inc., 7.375%, 11/01/2022	3,065,000	3,026,688
NRG Energy, Inc., 6.625%, 3/15/2023	1,660,000	1,676,600
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	525,000	534,188

		$11,046,365

Total Bonds		$460,535,677

FLOATING RATE LOANS (g)(r) – 3.8%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$1,431,206	$1,430,609

Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B, 3%, 9/23/2023 (o)	$59,047	$59,305

Building – 0.5%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	$1,512,616	$1,515,263
HD Supply, Inc., Term Loan B, 4%, 8/13/2021	809,556	810,736

		$2,325,999

Chemicals – 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022 (o)	$432,168	$436,489

Computer Software – Systems – 0.3%
Sabre, Inc., Term Loan B, 4%, 2/19/2019 (o)	$615,700	$618,009
CDW LLC, Term Loan, 3%, 8/17/2023	809,571	811,089

		$1,429,098

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$1,161,362	$1,165,717

Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan, 3.5%, 6/23/2022 (o)	$615,700	$617,162

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – continued
Entertainment – 0.2%
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022 (o)	$615,700	$616,983
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	595,510	597,371

		$1,214,354

Food & Beverages – 0.1%
Pinnacle Foods Finance LLC, Term Loan I, 2.75%, 1/13/2023 (o)	$615,700	$619,438

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$1,102,953	$1,106,105

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$1,444,525	$1,450,845

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$940,434	$940,826

Retailers – 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$360,499	$361,040

Telephone Services – 0.2%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020	$744,000	$747,488

Transportation – Services – 0.6%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$2,808,519	$2,717,242

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$1,782,264	$1,767,783

Total Floating Rate Loans		$18,389,500

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	5,352,159	$5,352,159

Total Investments		$484,277,336

OTHER ASSETS, LESS LIABILITIES – 0.5%		2,302,150

Net Assets – 100.0%		$486,579,486

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,482,486, representing 35.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

7

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050	4/12/06	$1,081,959	$11
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	1,106,021	12/09/16	$1,243,149	$1,246,142	$(2,993)

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,343,000	December - 2016	$6,806

At September 30, 2016, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Corporate Bonds	$—	$392,447,520	$—	$392,447,520
Commercial Mortgage-Backed Securities	—	169,634	—	169,634
Asset-Backed Securities (including CDOs)	—	168,099	—	168,099
Foreign Bonds	—	67,750,424	—	67,750,424
Floating Rate Loans	—	18,389,500	—	18,389,500
Mutual Funds	5,352,159	—	—	5,352,159
Total Investments	$5,352,159	$478,925,177	$—	$484,277,336

Other Financial Instruments
Futures Contracts	$6,806	$—	$—	$6,806
Forward Foreign Currency Exchange Contracts	—	(2,993)	—	(2,993)

For further information regarding security characteristics, see the Portfolio of Investments.

9

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$493,796,899
Gross unrealized appreciation	11,712,246
Gross unrealized depreciation	(21,231,809)
Net unrealized appreciation (depreciation)	$(9,519,563)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,842,222	118,478,177	(122,968,240)	5,352,159

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$283	$—	$31,078	$5,352,159

10

QUARTERLY REPORT

September 30, 2016

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 0.9%
Rolls-Royce Holdings PLC	155,619	$1,452,279

Alcoholic Beverages – 5.4%
AmBev S.A., ADR	162,130	$987,370
Carlsberg A.S., “B”	15,205	1,449,865
Diageo PLC	84,940	2,433,648
Pernod Ricard S.A.	32,422	3,836,977

		$8,707,860

Apparel Manufacturers – 4.2%
Burberry Group PLC	75,143	$1,343,098
Kering S.A.	9,033	1,821,932
LVMH Moet Hennessy Louis Vuitton S.A.	20,963	3,574,704

		$6,739,734

Broadcasting – 2.1%
Publicis Groupe S.A.	17,269	$1,305,949
WPP PLC	86,254	2,028,017

		$3,333,966

Business Services – 8.7%
Accenture PLC, “A”	33,984	$4,151,825
Amadeus IT Holding S.A.	43,168	2,156,472
Brenntag AG	27,737	1,514,451
Compass Group PLC	179,540	3,479,024
Experian Group Ltd.	57,490	1,150,521
Intertek Group PLC	34,659	1,567,372

		$14,019,665

Computer Software – 4.0%
Dassault Systems S.A.	20,083	$1,742,326
OBIC Co. Ltd.	22,800	1,212,992
SAP AG	39,499	3,590,516

		$6,545,834

Computer Software – Systems – 1.6%
NICE Systems Ltd., ADR	37,591	$2,516,342

Construction – 0.8%
Toto Ltd.	34,700	$1,307,715

Consumer Products – 5.2%
Hengan International Group Co. Ltd.	77,500	$645,377
L’Oréal	14,687	2,773,420
Reckitt Benckiser Group PLC	34,091	3,210,188
Shiseido Co. Ltd.	29,300	774,831
Uni-Charm Corp.	41,900	1,085,360

		$8,489,176

Containers – 0.8%
Brambles Ltd.	137,137	$1,260,998

Electrical Equipment – 5.8%
Keyence Corp.	1,500	$1,091,726
Legrand S.A.	16,011	943,902
Mettler-Toledo International, Inc. (a)	7,279	3,055,943
Prysmian S.p.A.	64,541	1,690,749

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Schneider Electric S.A.	37,938	$2,644,850

		$9,427,170

Electronics – 3.5%
MediaTek, Inc.	94,000	$722,043
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,526	5,002,260

		$5,724,303

Energy – Independent – 0.3%
Oil Search Ltd.	103,930	$568,688

Energy – Integrated – 0.7%
Suncor Energy, Inc.	41,032	$1,139,057

Food & Beverages – 6.7%
Danone S.A.	62,788	$4,658,695
Nestle S.A.	78,080	6,152,366
Want Want China Holdings Ltd.	20,000	12,449

		$10,823,510

Food & Drug Stores – 1.6%
Dairy Farm International Holdings Ltd.	59,400	$421,740
Sundrug Co. Ltd.	26,100	2,182,233

		$2,603,973

Gaming & Lodging – 1.0%
Paddy Power PLC	14,174	$1,598,331

Insurance – 2.6%
AIA Group Ltd.	627,000	$4,200,970

Internet – 3.6%
Alibaba Group Holding Ltd., ADR (a)	31,826	$3,366,873
Baidu, Inc., ADR (a)	8,726	1,588,743
NAVER Corp.	1,122	899,556

		$5,855,172

Machinery & Tools – 2.4%
Atlas Copco AB, “A”	27,786	$836,612
GEA Group AG	22,464	1,246,857
Ritchie Bros. Auctioneers, Inc.	10,860	380,528
Weir Group PLC	64,041	1,411,114

		$3,875,111

Major Banks – 1.4%
HSBC Holdings PLC	297,749	$2,233,361

Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA	23,445	$2,047,959

Medical Equipment – 4.4%
Essilor International S.A.	14,620	$1,885,403
QIAGEN N.V. (a)	32,238	887,437
Smith & Nephew PLC	78,336	1,263,098
Sonova Holding AG	7,614	1,077,638
Terumo Corp.	50,900	1,951,198

		$7,064,774

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Network & Telecom – 0.9%
LM Ericsson Telephone Co., “B”	194,313	$1,403,191

Other Banks & Diversified Financials – 8.2%
Aeon Credit Service Co. Ltd.	35,400	$616,779
Credicorp Ltd.	7,672	1,167,832
DBS Group Holdings Ltd.	137,500	1,560,914
Element Financial Corp.	54,004	675,899
Grupo Financiero Banorte S.A. de C.V.	183,005	959,680
Grupo Financiero Inbursa S.A. de C.V.	190,226	300,206
HDFC Bank Ltd.	151,951	3,356,370
Julius Baer Group Ltd.	32,874	1,337,632
UBS AG	235,413	3,205,882

		$13,181,194

Pharmaceuticals – 8.9%
Bayer AG	27,231	$2,735,657
Novartis AG	51,401	4,042,240
Novo Nordisk A.S., “B”	32,479	1,349,555
Roche Holding AG	24,097	5,977,743
Shire PLC	5,059	327,730

		$14,432,925

Railroad & Shipping – 2.3%
Canadian National Railway Co.	56,340	$3,684,636

Restaurants – 1.1%
Whitbread PLC	35,176	$1,785,436

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 6.0%
Akzo Nobel N.V.	28,777	$1,948,972
Croda International PLC	23,437	1,058,365
L’Air Liquide S.A.	17,333	1,858,508
Linde AG	12,770	2,170,425
Nippon Paint Holdings Co. Ltd.	24,200	811,904
Symrise AG	25,086	1,838,204

		$9,686,378

Telecommunications – Wireless – 0.8%
SoftBank Corp.	20,700	$1,340,985

Tobacco – 1.8%
ITC Ltd.	309,849	$1,125,844
Japan Tobacco, Inc.	45,000	1,838,477

		$2,964,321

Trucking – 0.4%
Yamato Holdings Co. Ltd.	26,800	$623,768

Total Common Stocks		$160,638,782

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,360,683	$1,360,683

Total Investments		$161,999,465

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(413,253)

Net Assets – 100.0%		$161,586,212

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$27,046,666	$—	$—	$27,046,666
United Kingdom	24,743,251	—	—	24,743,251
Switzerland	21,793,501	—	—	21,793,501
Germany	16,031,506	—	—	16,031,506
Japan	—	14,837,968	—	14,837,968
United States	7,207,768	—	—	7,207,768
Canada	5,880,120	—	—	5,880,120
Taiwan	5,002,260	722,043	—	5,724,303
China	4,955,616	657,826	—	5,613,442
Other Countries	19,686,473	12,073,784	—	31,760,257
Mutual Funds	1,360,683	—	—	1,360,683
Total Investments	$133,707,844	$28,291,621	—	$161,999,465

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $568,688 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $89,523,132 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$119,208,342
Gross unrealized appreciation	48,969,081
Gross unrealized depreciation	(6,177,958)
Net unrealized appreciation (depreciation)	$42,791,123

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	894,493	15,822,519	(15,356,329)	1,360,683

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$24	$—	$2,797	$1,360,683

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

France	16.7%
United Kingdom	15.3%
Switzerland	13.5%
Germany	9.9%
Japan	9.2%
United States	5.1%
Canada	3.6%
Taiwan	3.5%
China	3.5%
Other Countries	19.7%

4

QUARTERLY REPORT

September 30, 2016

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 93.9%
Aerospace – 0.4%
Cobham PLC	3,186,257	$6,925,781

Alcoholic Beverages – 3.6%
Heineken N.V.	275,253	$24,213,866
Pernod Ricard S.A.	259,740	30,738,893

		$54,952,759

Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	141,683	$8,633,694

Automotive – 0.3%
USS Co. Ltd.	299,800	$5,067,828

Brokerage & Asset Managers – 0.9%
Computershare Ltd.	166,080	$1,314,723
Daiwa Securities Group, Inc.	908,000	5,113,209
IG Group Holdings PLC	638,260	7,205,612

		$13,633,544

Business Services – 10.8%
Amadeus IT Holding S.A.	539,777	$26,964,747
Brenntag AG	193,454	10,562,665
Bunzl PLC	816,144	24,118,856
Compass Group PLC	1,873,122	36,296,297
Intertek Group PLC	178,181	8,057,817
Nomura Research, Inc.	646,100	22,295,108
Rentokil Initial PLC	451,850	1,301,934
Secom Co. Ltd.	240,900	17,977,597
SGS S.A.	8,090	18,111,940

		$165,686,961

Chemicals – 2.8%
Givaudan S.A.	13,358	$27,183,496
Orica Ltd.	575,634	6,715,585
Syngenta AG (a)	19,261	8,417,939

		$42,317,020

Computer Software – 2.8%
Cadence Design Systems, Inc. (a)	832,410	$21,251,427
Dassault Systems S.A.	137,427	11,922,654
OBIC Co. Ltd.	195,400	10,395,551

		$43,569,632

Construction – 0.4%
Geberit AG	12,334	$5,400,807

Consumer Products – 8.6%
Colgate-Palmolive Co.	425,149	$31,520,547
Kao Corp.	584,300	32,911,249
Kobayashi Pharmaceutical Co. Ltd.	248,500	12,956,276
KOSE Corp.	26,900	2,756,891
Reckitt Benckiser Group PLC	530,134	49,920,203
ROHTO Pharmaceutical Co. Ltd.	154,000	2,651,303

		$132,716,469

Containers – 2.8%
Brambles Ltd.	4,632,834	$42,599,694

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 4.3%
IMI PLC	1,062,244	$14,787,121
Legrand S.A.	279,655	16,486,606
OMRON Corp.	262,300	9,425,078
Schneider Electric S.A.	257,953	17,983,210
Spectris PLC	280,187	7,147,072

		$65,829,087

Electronics – 10.9%
Analog Devices, Inc.	413,767	$26,667,283
ASM International N.V.	84,690	3,463,918
Halma PLC	897,926	12,208,747
Hirose Electric Co. Ltd.	113,200	14,878,817
Infineon Technologies AG	915,739	16,335,674
NVIDIA Corp.	576,573	39,506,782
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,068,029	32,671,007
Texas Instruments, Inc.	251,695	17,663,955
Yokogawa Electric Corp.	332,400	4,423,138

		$167,819,321

Energy – Independent – 0.5%
Cairn Energy PLC (a)	1,032,965	$2,517,089
INPEX Corp.	654,900	5,937,551

		$8,454,640

Food & Beverages – 10.1%
Danone S.A.	755,391	$56,047,917
ITO EN Ltd.	339,700	12,052,354
Kerry Group PLC	79,411	6,615,539
Nestle S.A.	866,090	68,244,148
Toyo Suisan Kaisha Ltd.	302,200	12,804,137

		$155,764,095

Insurance – 3.5%
Euler Hermes Group	42,256	$3,592,397
Fairfax Financial Holdings Ltd.	57,746	33,835,516
Hiscox Ltd.	461,494	6,232,881
Jardine Lloyd Thompson Group PLC	368,139	4,828,891
Zurich Insurance Group AG	18,485	4,756,819

		$53,246,504

Leisure & Toys – 0.3%
Yamaha Corp.	130,800	$4,219,249

Machinery & Tools – 4.2%
GEA Group AG	392,058	$21,761,059
Glory Ltd.	104,500	3,460,048
Misumi Group, Inc.	232,700	4,358,617
Neopost S.A.	126,281	3,408,840
Nordson Corp.	110,895	11,048,469
Schindler Holding AG	30,641	5,746,567
Spirax Sarco Engineering PLC	204,823	11,933,380
Wartsila Corp.	57,162	2,573,011

		$64,289,991

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 0.9%
Bank of Ireland (a)	15,642,335	$3,268,356
Sumitomo Mitsui Financial Group, Inc.	324,000	10,919,752

		$14,188,108

Medical Equipment – 1.5%
Nihon Kohden Corp.	479,700	$11,670,445
Terumo Corp.	293,100	11,235,682

		$22,906,127

Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	1,319,594	$9,529,171

Oil Services – 0.3%
Core Laboratories N.V.	41,858	$4,701,909

Other Banks & Diversified Financials – 5.6%
Chiba Bank Ltd.	685,000	$3,892,752
DnB NOR A.S.A.	976,466	12,788,131
Hachijuni Bank Ltd.	672,000	3,504,291
ING Groep N.V.	1,193,249	14,731,386
Joyo Bank Ltd.	966,000	4,012,418
Julius Baer Group Ltd.	88,026	3,581,748
Jyske Bank A.S.	85,266	3,975,195
North Pacific Bank Ltd.	1,006,800	3,577,747
Svenska Handelsbanken AB, “A”	1,361,258	18,708,015
Sydbank A.S.	113,061	3,435,551
UBS AG	1,046,503	14,251,400

		$86,458,634

Pharmaceuticals – 2.9%
Bayer AG	156,004	$15,672,339
Roche Holding AG	67,343	16,705,778
Santen Pharmaceutical Co. Ltd.	860,900	12,695,861

		$45,073,978

Printing & Publishing – 0.5%
RELX N.V.	393,770	$7,075,249

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 4.0%
Deutsche Wohnen AG	615,912	$22,385,919
LEG Immobilien AG	93,842	8,980,504
TAG Immobilien AG	358,977	5,220,157
Vonovia SE	659,440	24,968,041

		$61,554,621

Specialty Chemicals – 1.3%
Symrise AG	275,584	$20,193,715

Specialty Stores – 0.3%
Esprit Holdings Ltd. (a)	5,772,258	$4,695,382

Telecommunications – Wireless – 2.6%
KDDI Corp.	1,163,600	$35,743,938
Vodafone Group PLC	1,487,107	4,274,260

		$40,018,198

Tobacco – 3.9%
British American Tobacco PLC	439,778	$28,101,887
Japan Tobacco, Inc.	791,400	32,332,689

		$60,434,576

Trucking – 1.7%
Yamato Holdings Co. Ltd.	1,126,200	$26,212,235

Total Common Stocks		$1,444,168,979

PREFERRED STOCKS – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA	288,173	$39,169,994

MONEY MARKET FUNDS – 3.2%
MFS Institutional Money Market Portfolio, 0.4% (v)	49,507,797	$49,507,797

Total Investments		$1,532,846,770

OTHER ASSETS, LESS LIABILITIES – 0.4%		5,509,159

Net Assets – 100.0%		$1,538,355,929

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	468,000	3/27/17	$529,755	$529,990	$235
BUY	EUR	BNP Paribas S.A.	416,000	3/27/17	470,511	471,103	592
BUY	EUR	Deutsche Bank AG	1,612,000	3/27/17	1,824,047	1,825,521	1,474
BUY	EUR	HSBC Bank	1,352,000	3/27/17	1,530,807	1,531,082	275
BUY	EUR	Merrill Lynch International	1,976,000	3/27/17	2,233,364	2,237,736	4,372
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,508,000	3/27/17	1,704,820	1,707,746	2,926
SELL	JPY	BNP Paribas S.A.	207,998,000	3/27/17	2,080,542	2,067,819	12,723
SELL	JPY	Citibank N.A.	103,999,000	3/27/17	1,040,483	1,033,909	6,574
SELL	JPY	Deutsche Bank AG	1,526,040,000	3/27/17	15,260,362	15,171,176	89,186
SELL	JPY	HSBC Bank	339,558,000	3/27/17	3,396,719	3,375,726	20,993
SELL	JPY	JPMorgan Chase Bank N.A.	1,826,389,000	3/27/17	18,264,621	18,157,105	107,516
SELL	JPY	Merrill Lynch International	753,996,000	3/27/17	7,531,578	7,495,876	35,702
SELL	JPY	Morgan Stanley Capital Services, Inc.	1,065,995,000	3/27/17	10,663,174	10,597,624	65,550
SELL	JPY	UBS AG	338,959,000	3/27/17	3,391,119	3,369,771	21,348

							$369,466

Liability Derivatives
BUY	EUR	BNP Paribas S.A.	780,000	3/27/17	$884,286	$883,317	$(969)
BUY	EUR	Citibank N.A.	624,000	3/27/17	707,235	706,653	(582)
BUY	EUR	Deutsche Bank AG	1,227,000	3/27/17	1,390,829	1,389,525	(1,304)
BUY	EUR	HSBC Bank	780,000	3/27/17	884,201	883,317	(884)
BUY	EUR	JPMorgan Chase Bank N.A.	2,184,000	3/27/17	2,475,006	2,473,286	(1,720)
BUY	EUR	UBS AG	780,000	3/27/17	884,255	883,317	(938)

							$(6,397)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$35,743,938	$303,737,871	$—	$339,481,809
United Kingdom	225,857,829	—	—	225,857,829
Germany	185,250,067	—	—	185,250,067
Switzerland	181,034,335	—	—	181,034,335
United States	152,360,372	—	—	152,360,372
France	140,180,518	—	—	140,180,518
Australia	—	50,630,003	—	50,630,003
Netherlands	49,484,420	—	—	49,484,420
Canada	33,835,516	—	—	33,835,516
Other Countries	120,528,722	4,695,382	—	125,224,104
Mutual Funds	49,507,797	—	—	49,507,797
Total Investments	$1,173,783,514	$359,063,256	$—	$1,532,846,770

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$363,069	$—	$363,069

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,937,551 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $761,901,749 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,173,685,962
Gross unrealized appreciation	390,494,707
Gross unrealized depreciation	(31,333,899)
Net unrealized appreciation (depreciation)	$359,160,808

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,566,019	155,101,195	(144,159,417)	49,507,797

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$326	$—	$125,873	$49,507,797

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

Japan	22.1%
United Kingdom	14.7%
United States	13.5%
Germany	12.0%
Switzerland	11.8%
France	9.1%
Australia	3.3%
Netherlands	3.2%
Canada	2.2%
Other Countries	8.1%

6

QUARTERLY REPORT

September 30, 2016

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 2.0%
United Technologies Corp.	170,881	$17,361,509

Alcoholic Beverages – 1.6%
AmBev S.A., ADR	906,632	$5,521,389
Pernod Ricard S.A.	73,025	8,642,133

		$14,163,522

Apparel Manufacturers – 5.9%
Burberry Group PLC	382,785	$6,841,861
LVMH Moet Hennessy Louis Vuitton S.A.	83,544	14,246,293
NIKE, Inc., “B”	412,585	21,722,600
VF Corp.	149,142	8,359,409

		$51,170,163

Broadcasting – 2.9%
Omnicom Group, Inc.	40,981	$3,483,385
Time Warner, Inc.	56,924	4,531,720
Twenty-First Century Fox, Inc.	555,659	13,458,061
Walt Disney Co.	41,008	3,808,003

		$25,281,169

Brokerage & Asset Managers – 3.0%
Blackstone Group LP	386,909	$9,877,787
Charles Schwab Corp.	380,207	12,003,135
CME Group, Inc.	43,278	4,523,417

		$26,404,339

Business Services – 11.9%
Accenture PLC, “A”	379,319	$46,341,402
Cognizant Technology Solutions Corp., “A” (a)	337,998	16,125,885
Equifax, Inc.	103,512	13,930,645
Fidelity National Information Services, Inc.	223,815	17,240,469
Fiserv, Inc. (a)	100,804	10,026,974

		$103,665,375

Chemicals – 4.0%
LyondellBasell Industries N.V., “A”	36,491	$2,943,364
Monsanto Co.	173,288	17,710,034
PPG Industries, Inc.	137,543	14,216,444

		$34,869,842

Computer Software – 0.5%
Oracle Corp.	117,418	$4,612,179

Computer Software – Systems – 2.2%
Apple, Inc.	166,989	$18,878,106

Construction – 1.8%
Sherwin-Williams Co.	55,873	$15,457,824

Consumer Products – 5.9%
Church & Dwight Co., Inc.	138,323	$6,628,438
Colgate-Palmolive Co.	345,004	25,578,597
Coty, Inc. (a)	133,317	3,092,954
Coty, Inc., “A” (l)	84,144	1,977,384
Estee Lauder Cos., Inc., “A”	78,947	6,991,546

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
L’Oréal	39,056	$7,375,141

		$51,644,060

Electrical Equipment – 5.1%
Amphenol Corp., “A”	194,755	$12,643,495
Fortive Corp.	105,432	5,366,489
Mettler-Toledo International, Inc. (a)	37,195	15,615,577
W.W. Grainger, Inc.	48,020	10,796,817

		$44,422,378

Electronics – 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	429,149	$13,127,668
Texas Instruments, Inc.	277,607	19,482,459

		$32,610,127

Food & Beverages – 3.5%
Danone S.A.	124,867	$9,264,785
Mead Johnson Nutrition Co., “A”	204,994	16,196,576
PepsiCo, Inc.	44,372	4,826,342

		$30,287,703

Food & Drug Stores – 1.8%
CVS Health Corp.	180,219	$16,037,689

Insurance – 1.4%
Aon PLC	111,279	$12,517,775

Internet – 6.0%
Alphabet, Inc., “A” (a)	64,853	$52,145,703

Machinery & Tools – 1.6%
Colfax Corp. (a)	250,111	$7,860,989
Fastenal Co.	147,384	6,157,704

		$14,018,693

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	147,042	$10,370,872

Medical Equipment – 12.0%
Abbott Laboratories	534,005	$22,583,071
Cooper Cos., Inc.	53,599	9,608,157
Danaher Corp.	166,368	13,041,588
Dentsply Sirona, Inc.	137,703	8,183,689
Thermo Fisher Scientific, Inc.	189,144	30,085,245
Waters Corp. (a)	62,280	9,870,757
Zimmer Biomet Holdings, Inc.	81,664	10,617,953

		$103,990,460

Oil Services – 0.5%
Schlumberger Ltd.	60,424	$4,751,743

Other Banks & Diversified Financials – 5.1%
Mastercard, Inc., “A”	123,456	$12,564,117
Visa, Inc., “A”	385,271	31,861,912

		$44,426,029

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 5.2%
Eli Lilly & Co.	166,138	$13,334,236
Roche Holding AG	50,960	12,641,647
Zoetis, Inc.	372,093	19,352,557

		$45,328,440

Printing & Publishing – 1.6%
Moody’s Corp.	128,164	$13,877,598

Railroad & Shipping – 1.8%
Union Pacific Corp.	156,075	$15,221,995

Specialty Chemicals – 2.8%
Ecolab, Inc.	159,216	$19,379,772
Praxair, Inc.	40,504	4,894,098

		$24,273,870

Specialty Stores – 4.0%
AutoZone, Inc. (a)	24,512	$18,833,550
TJX Cos., Inc.	210,779	15,762,054

		$34,595,604

Total Common Stocks		$862,384,767

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.4% (v)	4,055,982	$4,055,982

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	492,195	$492,195

Total Investments		$866,932,944

OTHER ASSETS, LESS LIABILITIES – 0.4%		3,534,734

Net Assets – 100.0%		$870,467,678

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$862,384,767	$—	$—	$862,384,767
Mutual Funds	4,548,177	—	—	4,548,177
Total Investments	$866,932,944	$—	$—	$866,932,944

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $52,170,000 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$658,048,741
Gross unrealized appreciation	228,028,660
Gross unrealized depreciation	(19,144,457)
Net unrealized appreciation (depreciation)	$208,884,203

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,926,148	83,526,459	(83,396,625)	4,055,982

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$17	$—	$15,070	$4,055,982

4

QUARTERLY REPORT

September 30, 2016

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 109.6%
Fannie Mae, 0.25%, due 10/05/2016	$2,889,000	$2,888,921
Fannie Mae, 0.25%, due 10/19/2016	2,607,000	2,606,674
Fannie Mae, 0.32%, due 11/02/2016	990,000	989,727
Fannie Mae, 0.31%, due 12/01/2016	15,581,000	15,573,080
Federal Farm Credit Bank, 0.26%, due 10/03/2016	7,645,000	7,644,890
Federal Farm Credit Bank, 0.25%, due 10/07/2016	8,600,000	8,599,642
Federal Farm Credit Bank, 0.19%, due 10/17/2016	8,615,000	8,614,273
Federal Home Loan Bank, 0.3%, due 10/03/2016	900,000	899,985
Federal Home Loan Bank, 0.28%, due 10/05/2016	3,611,000	3,610,892
Federal Home Loan Bank, 0.31%, due 10/06/2016	8,060,000	8,059,659
Federal Home Loan Bank, 0.35%, due 10/07/2016	750,000	749,958
Federal Home Loan Bank, 0.3%, due 10/07/2016	11,509,000	11,508,444
Federal Home Loan Bank, 0.28%, due 10/07/2016	12,450,000	12,449,429
Federal Home Loan Bank, 0.22%, due 10/07/2016	13,031,000	13,030,522
Federal Home Loan Bank, 0.3%, due 10/11/2016	4,200,000	4,199,656
Federal Home Loan Bank, 0.3%, due 10/12/2016	11,050,000	11,049,004
Federal Home Loan Bank, 0.29%, due 10/13/2016	5,700,000	5,699,468
Federal Home Loan Bank, 0.28%, due 10/14/2016	18,203,000	18,201,225
Federal Home Loan Bank, 0.3%, due 10/17/2016	1,300,000	1,299,833
Federal Home Loan Bank, 0.2%, due 10/17/2016	16,008,000	16,006,577
Federal Home Loan Bank, 0.28%, due 10/18/2016	15,626,000	15,623,971
Federal Home Loan Bank, 0.3%, due 10/21/2016	3,135,000	3,134,495
Federal Home Loan Bank, 0.29%, due 10/26/2016	8,914,000	8,912,236
Federal Home Loan Bank, 0.2%, due 10/26/2016	9,405,000	9,403,694
Federal Home Loan Bank, 0.32%, due 10/28/2016	5,326,000	5,324,761

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.26%, due 10/28/2016	$11,944,000	$11,941,670
Federal Home Loan Bank, 0.29%, due 11/01/2016	10,072,000	10,069,538
Federal Home Loan Bank, 0.33%, due 11/02/2016	11,587,000	11,583,601
Federal Home Loan Bank, 0.34%, due 11/14/2016	10,538,000	10,533,685
Federal Home Loan Bank, 0.3%, due 11/16/2016	1,000,000	999,629
Federal Home Loan Bank, 0.35%, due 12/02/2016	2,100,000	2,098,752
Federal Home Loan Bank, 0.34%, due 12/02/2016	4,200,000	4,197,613
Freddie Mac, 0.4%, due 10/05/2016	1,500,000	1,499,935
Freddie Mac, 0.24%, due 10/21/2016	1,666,000	1,665,778
Freddie Mac, 0.22%, due 10/28/2016	15,117,000	15,114,562
Freddie Mac, 0.33%, due 11/08/2016	10,555,000	10,551,435
Freddie Mac, 0.26%, due 11/18/2016	15,510,000	15,504,623
U.S. Treasury Bill, 0.25%, due 10/20/2016	12,223,000	12,221,420
U.S. Treasury Bill, 0.26%, due 10/27/2016	12,173,000	12,170,736
U.S. Treasury Bill, 0.3%, due 11/10/2016	15,290,000	15,284,988
U.S. Treasury Bill, 0.29%, due 11/17/2016	16,028,000	16,022,036
U.S. Treasury Bill, 0.31%, due 11/25/2016	11,900,000	11,894,455
U.S. Treasury Bill, 0.28%, due 12/08/2016	3,042,000	3,040,449
U.S. Treasury Bill, 0.33%, due 12/08/2016	3,909,000	3,906,600
U.S. Treasury Bill, 0.35%, due 12/15/2016	7,847,000	7,841,360
U.S. Treasury Bill, 0.37%, due 12/15/2016	5,999,000	5,994,407
U.S. Treasury Bill, 0.39%, due 1/26/2017	1,312,000	1,310,380

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$381,528,668

REPURCHASE AGREEMENTS – 0.9%
Goldman Sachs, 0.48%, dated 9/30/2016, due 10/03/2016, total to be received $3,177,127 (secured by U.S. Treasury and Federal Agency obligations valued at $3,240,544 in a jointly traded account)	$3,177,000	$3,177,000

Total Investments, at Amortized Cost and Value		$384,705,668

OTHER ASSETS, LESS LIABILITIES – (10.5)%		(36,643,086)

Net Assets – 100.0%		$348,062,582

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $384,705,668.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$384,705,668	$—	$384,705,668

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

September 30, 2016

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Airlines – 0.4%
Aena S.A.	11,861	$1,749,452

Alcoholic Beverages – 0.6%
AmBev S.A., ADR	386,600	$2,354,394

Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton S.A.	29,513	$5,032,688

Automotive – 3.4%
GKN PLC	1,419,195	$5,891,882
Koito Manufacturing Co. Ltd.	66,800	3,252,070
USS Co. Ltd.	301,000	5,088,113

		$14,232,065

Broadcasting – 1.1%
WPP PLC	190,816	$4,486,494

Business Services – 3.2%
Amadeus IT Holding S.A.	64,128	$3,203,536
Cerved Information Solutions S.p.A.	95,923	811,395
Cognizant Technology Solutions Corp., “A” (a)	101,330	4,834,454
Mitsubishi Corp.	126,900	2,884,558
Nomura Research, Inc.	48,200	1,663,247

		$13,397,190

Chemicals – 0.7%
Orica Ltd.	240,222	$2,802,529

Computer Software – 0.3%
Check Point Software Technologies Ltd. (a)	14,956	$1,160,735

Conglomerates – 0.8%
CK Hutchison Holdings Ltd.	251,512	$3,208,991

Construction – 1.1%
Toto Ltd.	122,300	$4,609,036

Consumer Products – 3.3%
L’Oréal	34,760	$6,563,906
Reckitt Benckiser Group PLC	75,958	7,152,604

		$13,716,510

Containers – 0.7%
Brambles Ltd.	315,269	$2,898,952

Electrical Equipment – 2.4%
Legrand S.A.	25,659	$1,512,685
Schneider Electric S.A.	121,044	8,438,590

		$9,951,275

Electronics – 3.2%
Broadcom Corp.	15,542	$2,681,306
Mellanox Technologies Ltd. (a)	43,632	1,887,084
Samsung Electronics Co. Ltd.	1,758	2,562,191
Taiwan Semiconductor Manufacturing Co. Ltd.	1,051,804	6,168,574

		$13,299,155

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Independent – 1.6%
Cairn Energy PLC (a)	561,465	$1,368,156
Galp Energia SGPS S.A., “B”	220,054	3,007,158
Oil Search Ltd.	459,084	2,512,032

		$6,887,346

Energy – Integrated – 2.6%
BP PLC	1,265,332	$7,380,267
Eni S.p.A.	252,931	3,642,545

		$11,022,812

Food & Beverages – 5.5%
Danone S.A.	103,959	$7,713,469
Nestle S.A.	196,832	15,509,511

		$23,222,980

Food & Drug Stores – 1.0%
Sundrug Co. Ltd.	48,400	$4,046,746

General Merchandise – 0.4%
PriceSmart, Inc.	21,578	$1,807,373

Insurance – 6.0%
AIA Group Ltd.	1,251,600	$8,385,859
AMP Ltd.	708,950	2,876,056
Aon PLC	40,291	4,532,335
Hiscox Ltd.	206,441	2,788,167
Swiss Re Ltd.	24,745	2,232,526
Zurich Insurance Group AG	16,373	4,213,330

		$25,028,273

Internet – 1.8%
Alibaba Group Holding Ltd., ADR (a)	40,652	$4,300,575
NAVER Corp.	4,275	3,427,453

		$7,728,028

Machinery & Tools – 4.6%
Daikin Industries Ltd.	59,500	$5,543,390
GEA Group AG	65,085	3,612,523
Kubota Corp.	379,800	5,741,233
Schindler Holding AG	24,660	4,624,861

		$19,522,007

Major Banks – 4.8%
Barclays PLC	1,760,550	$3,829,088
BNP Paribas	107,682	5,536,546
Lloyds TSB Group PLC	5,863,041	4,145,460
Sumitomo Mitsui Financial Group, Inc.	133,700	4,506,083
Westpac Banking Corp.	97,152	2,208,607

		$20,225,784

Medical Equipment – 0.3%
Terumo Corp.	34,800	$1,334,022

Metals & Mining – 3.0%
BHP Billiton PLC	327,763	$4,938,647
Iluka Resources Ltd.	399,197	1,924,693

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – continued
Rio Tinto Ltd.	167,368	$5,584,964

		$12,448,304

Natural Gas – Distribution – 1.6%
China Resources Gas Group Ltd.	884,000	$3,036,872
Engie	230,289	3,567,404

		$6,604,276

Natural Gas – Pipeline – 1.3%
APA Group	458,519	$2,997,338
Enbridge, Inc.	59,096	2,597,260

		$5,594,598

Oil Services – 0.3%
Technip	21,351	$1,311,240

Other Banks & Diversified Financials – 9.6%
ABN AMRO Group N.V., GDR	199,090	$4,119,589
Aeon Credit Service Co. Ltd.	196,200	3,418,420
DnB NOR A.S.A.	312,533	4,093,038
HDFC Bank Ltd., ADR	47,539	3,417,579
Intesa Sanpaolo S.p.A.	2,057,073	4,561,542
Julius Baer Group Ltd.	60,385	2,457,045
Kasikornbank Co. Ltd.	454,100	2,468,699
KBC Groep N.V.	70,547	4,106,679
Mastercard, Inc., “A”	51,190	5,209,606
UBS AG	456,429	6,215,703

		$40,067,900

Pharmaceuticals – 10.6%
Bayer AG	79,831	$8,019,913
Novartis AG	177,407	13,951,513
Roche Holding AG	55,574	13,786,242
Santen Pharmaceutical Co. Ltd.	432,600	6,379,637
Shionogi & Co. Ltd.	49,300	2,519,926

		$44,657,231

Printing & Publishing – 1.6%
RELX N.V.	366,163	$6,579,207

Real Estate – 2.3%
LEG Immobilien AG	60,485	$5,788,302
Mitsui Fudosan Co. Ltd.	184,000	3,917,858

		$9,706,160

Restaurants – 1.3%
Whitbread PLC	81,303	$4,126,713
YUM! Brands, Inc.	15,773	1,432,346

		$5,559,059

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 5.7%
Akzo Nobel N.V.	95,670	$6,479,417
Croda International PLC	93,521	4,223,207
Linde AG	40,512	6,885,531
Nippon Paint Holdings Co. Ltd.	90,000	3,019,478
Symrise AG	44,675	3,273,609

		$23,881,242

Specialty Stores – 1.5%
ABC-MART, Inc.	27,100	$1,841,810
Dufry AG (a)	14,215	1,779,253
Esprit Holdings Ltd. (a)	1,023,500	832,555
Just Eat PLC (a)	249,644	1,734,367

		$6,187,985

Telecommunications – Wireless – 3.8%
KDDI Corp.	259,700	$7,977,570
SoftBank Corp.	62,500	4,048,867
Vodafone Group PLC	1,409,155	4,050,209

		$16,076,646

Telephone Services – 1.2%
BT Group PLC	408,992	$2,062,411
Hellenic Telecommunications Organization S.A.	163,946	1,436,515
TDC A.S. (a)	267,542	1,573,468

		$5,072,394

Tobacco – 1.6%
Japan Tobacco, Inc.	163,000	$6,659,374

Trucking – 1.1%
Yamato Holdings Co. Ltd.	196,700	$4,578,180

Utilities – Electric Power – 1.0%
Enel S.p.A.	926,132	$4,128,187

Total Common Stocks		$412,836,820

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.4% (v)	3,511,899	$3,511,899

Total Investments		$416,348,719

OTHER ASSETS, LESS LIABILITIES – 0.7%		2,861,119

Net Assets – 100.0%		$419,209,838

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$7,977,570	$75,052,048	$—	$83,029,618
Switzerland	64,769,984	—	—	64,769,984
United Kingdom	63,762,636	—	—	63,762,636
France	39,676,528	—	—	39,676,528
Germany	27,579,878	—	—	27,579,878
United States	22,384,504	—	—	22,384,504
Australia	—	18,220,207	—	18,220,207
Netherlands	17,178,213	—	—	17,178,213
Italy	13,143,669	—	—	13,143,669
Other Countries	36,427,842	26,663,741	—	63,091,583
Mutual Funds	3,511,899	—	—	3,511,899
Total Investments	$296,412,723	$119,935,996	$—	$416,348,719

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,512,032 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $201,102,198 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$402,912,957
Gross unrealized appreciation	45,054,264
Gross unrealized depreciation	(31,618,502)
Net unrealized appreciation (depreciation)	$13,435,762

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,991,559	66,509,757	(64,989,417)	3,511,899

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(218)	$—	$7,888	$3,511,899

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

Japan	19.8%
Switzerland	15.4%
United Kingdom	15.2%
France	9.5%
United States	6.9%
Germany	6.6%
Australia	4.3%
Netherlands	4.1%
Italy	3.1%
Other Countries	15.1%

4

QUARTERLY REPORT

September 30, 2016

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 62.5%
Asset-Backed & Securitized – 7.1%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$100,000	$100,126
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040 (z)	237,747	172,739
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.956%, 8/01/2024 (z)	315,000	315,022
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	380,562
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	98,282	100,514
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.881%, 6/15/2039	350,000	352,260
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	627,993	68,395
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026 (z)	280,000	279,609
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 2.73%, 7/15/2026 (z)	310,000	309,191
Falcon Franchise Loan LLC, FRN, 7.383%, 1/05/2023 (i)(z)	12,795	512
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	2,833	687
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)	10,325	40
First Union-Lehman Brothers Bank of America, FRN, 1.128%, 11/18/2035 (i)	593,446	7,089
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.867%, 1/19/2025 (n)	409,154	408,245
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.94%, 6/15/2049	293,049	294,993
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.179%, 2/18/2030 (i)	25,093	46
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	300,000	290,173
Morgan Stanley Capital I, Inc., FRN, 1.477%, 4/28/2039 (i)(z)	431,853	3,006
Race Point CLO Ltd., “C”, FRN, 3.611%, 2/20/2025 (n)	337,173	337,165
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	96,272	96,729
Voya CLO Ltd., FRN, 3.63%, 10/15/2022 (n)	421,466	421,447

		$3,938,550

Automotive – 2.8%
Ford Motor Credit Co. LLC, FRN, 1.604%, 1/09/2018	$390,000	$390,995
General Motors Financial Co., Inc., 2.625%, 7/10/2017	168,000	169,333
General Motors Financial Co., Inc., 3.45%, 4/10/2022	273,000	276,906

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Hyundai Capital America, 2%, 3/19/2018 (n)	$234,000	$235,329
Hyundai Capital America, 2.4%, 10/30/2018 (n)	158,000	160,195
Johnson Controls International PLC, 5.7%, 3/01/2041	260,000	315,318

		$1,548,076

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/2020	$240,000	$268,373

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$102,000	$102,301

Building – 1.4%
CRH PLC, 8.125%, 7/15/2018	$200,000	$221,243
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	215,000	229,058
Martin Marietta Materials, Inc., FRN, 1.731%, 6/30/2017	300,000	300,727

		$751,028

Business Services – 0.1%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$65,000	$66,707

Cable TV – 1.6%
Charter Communications Holding Co. LLC, 3.579%, 7/23/2020 (n)	$200,000	$209,040
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	306,000	308,127
Time Warner Cable, Inc., 8.25%, 4/01/2019	310,000	356,954

		$874,121

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 5/15/2019	$280,000	$328,397

Computer Software – 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$189,000	$207,201
Microsoft Corp., 3.125%, 11/03/2025	314,000	334,018

		$541,219

Conglomerates – 0.6%
General Electric Capital Corp., 6%, 8/07/2019	$80,000	$90,395
General Electric Capital Corp., 5.5%, 1/08/2020	205,000	231,631

		$322,026

Consumer Products – 1.0%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$110,000	$112,932
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	138,000	150,297

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – continued
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$278,447

		$541,676

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$400,000	$401,785

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$100,000	$111,467

Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3%, 3/01/2018	$84,000	$85,403

Emerging Market Quasi-Sovereign – 0.7%
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024	$167,393	$193,757
Petrobras Global Finance B.V., 8.375%, 5/23/2021	2,000	2,185
Petroleos Mexicanos, 4.25%, 1/15/2025	130,000	125,437
Petroleos Mexicanos, 6.5%, 6/02/2041	80,000	77,800

		$399,179

Emerging Market Sovereign – 0.5%
Republic of Hungary, 5.375%, 2/21/2023	$146,000	$167,345
United Mexican States, 4%, 10/02/2023	86,000	91,891

		$259,236

Energy – Independent – 0.2%
EQT Corp., 4.875%, 11/15/2021	$122,000	$133,585

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$75,000	$82,455
BP Capital Markets PLC, 4.742%, 3/11/2021	220,000	247,603
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (d)(n)	115,000	21,419

		$351,477

Financial Institutions – 0.8%
CIT Group, Inc., 3.875%, 2/19/2019	$240,000	$245,100
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	200,000	202,063

		$447,163

Food & Beverages – 4.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$486,000	$521,964
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	154,000	162,548
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	310,000	331,328
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	320,000	319,942
Kraft Heinz Foods Co., 6.125%, 8/23/2018	250,000	271,271
Mead Johnson Nutrition Co., 3%, 11/15/2020	79,000	82,280
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	150,000	165,449
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	205,000	221,945

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Tyson Foods, Inc., 4.5%, 6/15/2022	$124,000	$137,679
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	91,000	92,478
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	277,000	293,206

		$2,600,090

Food & Drug Stores – 0.8%
CVS Health Corp., 3.875%, 7/20/2025	$257,000	$279,775
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	176,000	186,117

		$465,892

Gaming & Lodging – 0.7%
Wyndham Worldwide Corp., 5.625%, 3/01/2021	$320,000	$358,970

Insurance – 1.6%
American International Group, Inc., 3.75%, 7/10/2025	$294,000	$308,361
Principal Financial Group, Inc., 8.875%, 5/15/2019	210,000	247,431
Unum Group, 4%, 3/15/2024	323,000	333,350

		$889,142

Insurance – Health – 1.1%
Aetna, Inc., 3.2%, 6/15/2026	$298,000	$302,984
UnitedHealth Group, Inc., 3.75%, 7/15/2025	299,000	328,350

		$631,334

Insurance – Property & Casualty – 1.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$324,337
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	90,000	100,224
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	187,000	208,666

		$633,227

Major Banks – 5.6%
Bank of America Corp., 4.125%, 1/22/2024	$325,000	$352,461
Barclays PLC, 3.25%, 1/12/2021	225,000	228,683
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	334,000	387,954
Goldman Sachs Group, Inc., FRN, 1.734%, 10/23/2019	160,000	160,867
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	359,927
JPMorgan Chase & Co., 4.625%, 5/10/2021	230,000	254,709
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	120,000	125,200
Morgan Stanley, 7.3%, 5/13/2019	100,000	113,651
Morgan Stanley, 5.625%, 9/23/2019	200,000	221,492
Morgan Stanley, 3.7%, 10/23/2024	277,000	292,278
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	380,000	396,043
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	239,000	219,283

		$3,112,548

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$170,000	$193,882
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	140,000	142,645

		$336,527

Metals & Mining – 1.5%
Barrick Gold Corp., 4.1%, 5/01/2023	$106,000	$114,312
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	130,000	128,050
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	200,000	191,500
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	140,000	139,020
Kinross Gold Corp., 5.95%, 3/15/2024	217,000	226,613

		$799,495

Midstream – 2.9%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$245,000	$253,543
Enterprise Products Partners LP, 6.3%, 9/15/2017	230,000	240,334
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	345,796
ONEOK Partners LP, 3.2%, 9/15/2018	120,000	122,271
Spectra Energy Capital LLC, 8%, 10/01/2019	230,000	265,439
Williams Cos., Inc., 3.7%, 1/15/2023	74,000	71,780
Williams Cos., Inc., 4.55%, 6/24/2024	295,000	300,767

		$1,599,930

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/2017	$1,039	$1,047
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	41,532	44,855
Fannie Mae, 6.5%, 4/01/2032	30,764	35,586
Freddie Mac, 4.224%, 3/25/2020	241,289	262,238

		$343,726

Network & Telecom – 2.0%
AT&T, Inc., 2.45%, 6/30/2020	$310,000	$315,727
Verizon Communications, Inc., 5.15%, 9/15/2023	334,000	389,086
Verizon Communications, Inc., 4.125%, 8/15/2046	261,000	261,072
Verizon Communications, Inc., FRN, 1.626%, 6/17/2019	140,000	141,373

		$1,107,258

Oils – 0.7%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$141,048
Valero Energy Corp., 3.4%, 9/15/2026	246,000	244,361

		$385,409

Other Banks & Diversified Financials – 2.6%
Citigroup, Inc., FRN, 1.949%, 8/02/2021	$270,000	$271,337
Citizens Financial Group, Inc., 4.3%, 12/03/2025	192,000	201,460

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$259,000	$327,987
Intesa Sanpaolo S.p.A., 5.017%, 6/26/2024 (n)	445,000	406,092
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	210,000	234,622

		$1,441,498

Pharmaceuticals – 1.9%
Actavis Funding SCS, 4.75%, 3/15/2045	$282,000	$308,346
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	224,951
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	318,000	319,540
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	174,000	174,805

		$1,027,642

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/2021	$210,000	$242,173

Railroad & Shipping – 0.7%
CSX Corp., 4.1%, 3/15/2044	$220,000	$233,969
Panama Canal Railway Co., 7%, 11/01/2026 (n)	154,600	154,214

		$388,183

Real Estate – Apartment – 0.6%
AvalonBay Communities, Inc., REIT, 2.9%, 10/15/2026	$320,000	$318,482

Real Estate – Healthcare – 0.6%
HCP, Inc., REIT, 5.375%, 2/01/2021	$236,000	$264,380
Welltower, Inc., REIT, 2.25%, 3/15/2018	81,000	81,712

		$346,092

Real Estate – Office – 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$120,000	$125,020
Vornado Realty LP, REIT, 2.5%, 6/30/2019	165,000	167,324

		$292,344

Real Estate – Retail – 0.3%
Kimco Realty Corp., REIT, 2.8%, 10/01/2026	$119,000	$117,976
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	58,000	66,425

		$184,401

Supranational – 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$210,000	$214,725
Corporacion Andina de Fomento, 4.375%, 6/15/2022	340,000	377,145

		$591,870

Telecommunications – Wireless – 0.5%
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$255,000	$258,584

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 2.1%
Altria Group, Inc., 9.25%, 8/06/2019	$76,000	$92,326
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	208,000	220,713
Reynolds American, Inc., 8.125%, 6/23/2019	173,000	202,641
Reynolds American, Inc., 6.875%, 5/01/2020	120,000	140,522
Reynolds American, Inc., 5.85%, 8/15/2045	400,000	520,043

		$1,176,245

U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 6.35%, 4/01/2021	$7,357	$7,877
Small Business Administration, 4.77%, 4/01/2024	41,851	44,615
Small Business Administration, 4.99%, 9/01/2024	27,203	29,254
Small Business Administration, 4.86%, 1/01/2025	34,343	36,655
Small Business Administration, 4.625%, 2/01/2025	48,340	51,831
Small Business Administration, 5.11%, 8/01/2025	39,423	42,759

		$212,991

U.S. Treasury Obligations – 3.7%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$2,000,000	$2,066,876

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – 2.3%
CMS Energy Corp., 5.05%, 3/15/2022	$163,000	$185,948
Dominion Resources, Inc., 3.9%, 10/01/2025	168,000	180,750
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	216,256
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	140,000	146,171
Exelon Generation Co. LLC, 5.2%, 10/01/2019	135,000	148,307
Exelon Generation Co. LLC, 4.25%, 6/15/2022	128,000	137,371
Oncor Electric Delivery Co., 4.1%, 6/01/2022	245,000	270,859

		$1,285,662

Total Bonds		$34,568,360

UNDERLYING AFFILIATED FUNDS – 34.3%
MFS High Yield Pooled Portfolio (v)	2,057,587	$18,950,378

MONEY MARKET FUNDS – 2.8%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,530,892	$1,530,892

Total Investments		$55,049,630

OTHER ASSETS, LESS LIABILITIES – 0.4%		230,812

Net Assets – 100.0%		$55,280,442

(a)	Non-income producing security.

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,834,626, representing 14.2% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040	3/01/06	$237,747	$172,739
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.956%, 8/01/2024	5/04/16	315,000	315,022
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026	1/29/16	263,185	279,609
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 2.73%, 7/15/2026	7/21/16	307,334	309,191
Falcon Franchise Loan LLC, FRN, 7.383%, 1/05/2023	1/18/02	1,873	512
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	275	687
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	12/11/03	1	40
Morgan Stanley Capital I, Inc., FRN, 1.477%, 4/28/2039	7/20/04	5,645	3,006
Total Restricted Securities			$1,080,806
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	DKK	Barclays Bank PLC	8,317	12/09/16	$1,253	$1,259	$6
BUY	EUR	Goldman Sachs International	2,362	12/09/16	2,655	2,661	6
BUY	SEK	Goldman Sachs International	6,636	12/09/16	772	776	4

							$16

Liability Derivatives
BUY	AUD	UBS AG	17,140	12/09/16	$13,104	$13,098	$(6)
BUY	GBP	Merrill Lynch International	4,460	12/09/16	5,805	5,788	(17)
BUY	JPY	Goldman Sachs International	68,643	12/09/16	687	679	(8)
SELL	NOK	Deutsche Bank AG	20,996	12/09/16	2,575	2,627	(52)
BUY	NZD	Westpac Banking Corp.	2,820	12/09/16	2,052	2,048	(4)

							$(87)

5

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,671,500	December - 2016	$3,403

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,522,344	December - 2016	$(39,547)

At September 30, 2016, the fund had liquid securities with an aggregate value of $33,070 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,279,867	$—	$2,279,867
Non-U.S. Sovereign Debt	—	1,250,285	—	1,250,285
U.S. Corporate Bonds	—	20,062,911	—	20,062,911
Residential Mortgage-Backed Securities	—	343,726	—	343,726
Commercial Mortgage-Backed Securities	—	1,429,882	—	1,429,882
Asset-Backed Securities (including CDOs)	—	2,508,668	—	2,508,668
Foreign Bonds	—	6,693,021	—	6,693,021
Mutual Funds	20,481,270	—	—	20,481,270
Total Investments	$20,481,270	$34,568,360	$—	$55,049,630

Other Financial Instruments
Futures Contracts	$(36,144)	$—	$—	$(36,144)
Forward Foreign Currency Exchange Contracts	—	(71)	—	(71)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,692,629
Gross unrealized appreciation	1,886,207
Gross unrealized depreciation	(2,529,206)
Net unrealized appreciation (depreciation)	$(642,999)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,203,194	386,452	(532,059)	2,057,587
MFS Institutional Money Market Portfolio	3,983,002	8,526,943	(10,979,053)	1,530,892

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(62,947)	$—	$954,903	$18,950,378
MFS Institutional Money Market Portfolio	32	—	3,104	1,530,892

	$(62,915)	$—	$958,007	$20,481,270

8

QUARTERLY REPORT

September 30, 2016

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Broadcasting – 1.3%
Time Warner, Inc.	23,142	$1,842,335

Brokerage & Asset Managers – 2.2%
Intercontinental Exchange, Inc.	4,892	$1,317,709
NASDAQ, Inc.	26,999	1,823,512

		$3,141,221

Business Services – 8.5%
Cognizant Technology Solutions Corp., “A” (a)	37,848	$1,805,728
CoStar Group, Inc. (a)	2,553	552,801
Equifax, Inc.	11,045	1,486,436
Fidelity National Information Services, Inc.	37,644	2,899,717
Fiserv, Inc. (a)	18,843	1,874,313
FleetCor Technologies, Inc. (a)	6,161	1,070,351
Global Payments, Inc.	21,266	1,632,378
Verisk Analytics, Inc., “A” (a)	8,480	689,254

		$12,010,978

Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	4,043	$1,091,489

Computer Software – 16.4%
Adobe Systems, Inc. (a)	42,625	$4,626,518
Akamai Technologies, Inc. (a)	20,127	1,066,530
Cadence Design Systems, Inc. (a)	46,650	1,190,975
Enghouse Systems Ltd.	16,129	646,168
Intuit, Inc.	10,132	1,114,621
Microsoft Corp.	146,147	8,418,067
Red Hat, Inc. (a)	11,315	914,591
Sabre Corp.	24,715	696,469
Salesforce.com, Inc. (a)	65,014	4,637,449

		$23,311,388

Computer Software – Systems – 12.0%
Apple, Inc. (s)	35,724	$4,038,598
Constellation Software, Inc.	2,826	1,273,946
EPAM Systems, Inc. (a)	6,263	434,089
Globant S.A. (a)	10,450	440,154
Hewlett Packard Enterprise	260,971	5,937,090
Kinaxis, Inc. (a)	12,926	658,443
NICE Systems Ltd., ADR	11,253	753,276
Nuantix. Inc. (a)	2,250	83,250
ServiceNow, Inc. (a)	11,080	876,982
SS&C Technologies Holdings, Inc.	41,407	1,331,235
Vantiv, Inc., “A” (a)	8,943	503,223
Verint Systems, Inc. (a)	19,500	733,785

		$17,064,071

Consumer Services – 1.4%
Priceline Group, Inc. (a)	1,370	$2,015,941

Electrical Equipment – 1.3%
Amphenol Corp., “A”	29,285	$1,901,182

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 8.7%
Broadcom Corp.	15,766	$2,719,950
Mellanox Technologies Ltd. (a)	13,200	570,900
Microchip Technology, Inc.	83,980	5,218,517
NXP Semiconductors N.V. (a)	24,505	2,499,755
Silicon Laboratories, Inc. (a)	24,177	1,421,608

		$12,430,730

Entertainment – 0.3%
Netflix, Inc. (a)	3,594	$354,189

Internet – 22.1%
Alibaba Group Holding Ltd., ADR (a)	25,182	$2,664,004
Alphabet, Inc., “A” (a)(s)	20,320	16,338,499
Facebook, Inc., “A” (a)(s)	81,167	10,411,291
LogMeIn, Inc.	9,441	853,372
Tencent Holdings Ltd.	30,200	836,787
Yahoo!, Inc. (a)	6,664	287,218

		$31,391,171

Leisure & Toys – 2.6%
Activision Blizzard, Inc.	37,839	$1,676,268
Electronic Arts, Inc. (a)	23,516	2,008,266

		$3,684,534

Network & Telecom – 4.5%
Cisco Systems, Inc.	202,909	$6,436,274

Other Banks & Diversified Financials – 6.5%
Mastercard, Inc., “A”	39,495	$4,019,406
Visa, Inc., “A”	63,832	5,278,906

		$9,298,312

Specialty Stores – 8.0%
Amazon.com, Inc. (a)	13,652	$11,430,956

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT	11,464	$1,299,215
SBA Communications Corp. (a)	12,104	1,357,585

		$2,656,800

Total Common Stocks		$140,061,571

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Business Services – 0.1%
Cognizant Technology Solutions Corp. – November 2016 @ $47.5	289	$79,475

Issuer	Shares/Par
MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,863,468	$1,863,468

Total Investments		$142,004,514

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Cognizant Technology Solutions Corp. – October 2016 @ $50	(115)	$(10,235)
Global Payments, Inc. – October 2016 @ $80	(36)	(4,140)

		$(14,375)

Computer Software – 0.0%
Intuit, Inc. – October 2016 @ $105	(19)	$(9,120)
Intuit, Inc. – October 2016 @ $110	(44)	(8,140)
Red Hat, Inc. – October 2016 @ $80	(36)	(7,020)

		$(24,280)

Computer Software – Systems – 0.0%
Apple Inc. – October 2016 @ $121	(99)	$(1,188)

Electronics – 0.0%
NXP Semiconductors N.V. – October 2016 @ $105	(34)	$(10,744)
NXP Semiconductors N.V. – October 2016 @ $110	(43)	(6,665)

		$(17,409)

Internet – 0.0%
Alibaba Group Holding Ltd. – October 2016 @ $115	(33)	$(1,122)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS WRITTEN – continued
Specialty Stores – 0.0%
Amazon.com, Inc. – October 2016 @ $855	(8)	$(8,184)

Total Call Options Written		$(66,558)

PUT OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – October 2016 @ $116	(60)	$(3,480)

Computer Software – Systems – 0.0%
Apple, Inc. – October 2016 @ $103	(123)	$(1,722)

Internet – 0.0%
Alibaba Group Holding Ltd. – October 2016 @ $95	(39)	$(819)

Specialty Stores – 0.0%
Amazon.com, Inc. – October 2016 @ $760	(10)	$(1,380)

Total Put Options Written		$(7,401)

OTHER ASSETS, LESS LIABILITIES – 0.1%		171,282

Net Assets – 100.0%		$142,101,837

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2016, the fund had cash collateral of $34,214 and other liquid securities with an aggregate value of $885,089 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

3

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$130,368,513	$—	$—	$130,368,513
China	2,664,004	836,787	—	3,500,791
Canada	2,578,557	—	—	2,578,557
Netherlands	2,499,755	—	—	2,499,755
Israel	753,276	—	—	753,276
Argentina	440,154	—	—	440,154
Mutual Funds	1,863,468	—	—	1,863,468
Total Investments	$141,167,727	$836,787	$—	$142,004,514

Other Financial Instruments
Written Options	$(66,939)	$(7,020)	$—	$(73,959)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$97,710,229
Gross unrealized appreciation	44,543,239
Gross unrealized depreciation	(248,954)
Net unrealized appreciation (depreciation)	$44,294,285

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,222,460	28,277,866	(31,636,858)	1,863,468

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$71	$—	$9,664	$1,863,468

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.